     As filed with the Securities and Exchange Commission on April 30, 2003

                     Registration Nos. 33-51126 and 811-7132

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No._____                                        / /
     Post-Effective Amendment No. 17                                         /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 18                                                        /X/

                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                                G. Stephen Wastek
                    National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on May 1, 2003 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

     / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the Variable Annuity contract. You may allocate contributions to various available investment divisions of Separate Account II, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.


Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds. The prospectuses for the Portfolios describe their investment objectives, policies and risks. The value of your contributions to the Variable Account Options reflects the performance of the Portfolios.

FIDELITY VIP FUNDS
------------------
Fidelity VIP Balanced Fund
Fidelity VIP Contrafund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income Fund
Fidelity VIP Mid-Cap
Fidelity VIP Money Market

FRANKLIN TEMPLETON VIP TRUST
----------------------------
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

JANUS ASPEN SERIES
------------------
Janus Aspen Series Growth
Janus Aspen Series International Growth
Janus Aspen Series Mid Cap Growth
Janus Aspen Series Worldwide Growth

J.P. MORGAN SERIES TRUST II
---------------------------
J.P. Morgan Bond
J.P. Morgan Mid Cap Value
J.P. Morgan International Opportunities

PUTNAM FUNDS
------------
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT New Opportunities Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
-----------------
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

MFS FUNDS
---------
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Investors Trust
MFS Mid Cap Growth
MFS New Discovery
MFS Research
MFS Total Return

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Large Cap Growth Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
---------------------
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as FIXED

ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution less prior withdrawals plus interest compounded at the Minimum Interest Rate less administrative charges. Withdrawal charges and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than the Minimum Interest Rate. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTION TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS MAY BE DONE ON A MONTHLY OR QUARTERLY BASIS DEPENDING UPON THE STO YOU SELECT.


This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current Portfolio prospectuses, which you should also read.

For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.


Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2003, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. A table of contents for the SAI is found in Appendix C.


THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.


The date of this prospectus is May 1, 2003.

                                TABLE OF CONTENTS


                                                                                               PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                                  7
Your Benefits                                                                                   7
How Your Contract is Taxed                                                                      7
Your Contributions                                                                              7
Your Investment Options                                                                         7
Variable Account Options                                                                        7
Account Value, Adjusted Account Value and Cash Value                                            8
Transfers                                                                                       8
Charges and Fees                                                                                8
Withdrawals                                                                                     8
Your Initial Right to Revoke                                                                    8
Risk/Return Summary:  Investments and Risks                                                     9
Table of Annual Fees and Expenses                                                              10
Examples                                                                                       11

SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

National Integrity Life Insurance Company                                                      12
Separate Account II and the Variable Account Options                                           12
Assets of Our Separate Account                                                                 12
Changes In How We Operate                                                                      12

SECTION 3 - YOUR INVESTMENT OPTIONS

Investment Options                                                                             13
Fixed Accounts                                                                                 22
      Guaranteed Rate Options                                                                  22
         Renewals of GRO Accounts                                                              22
         Market Value Adjustments                                                              23
      Systematic Transfer Option                                                               23

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                       24
Annual Administrative Charge                                                                   24
Portfolio Charges                                                                              24
Reduction or Elimination of Separate Account or Administrative Charges                         24
State Premium Tax Deduction                                                                    24
Contingent Withdrawal Charge                                                                   24
Reduction or Elimination of the Contingent Withdrawal Charge                                   25
Transfer Charge                                                                                25
Hardship Waiver                                                                                25
Tax Reserve                                                                                    25

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                              26
Your Account Value                                                                             26
Units in Separate Account II                                                                   26
How We Determine Unit Value                                                                    27
Transfers                                                                                      27
Excessive Trading                                                                              27

Specific Notice Regarding the use of this Annuity for Market Timing of Investments             28
Withdrawals                                                                                    28
Assignments                                                                                    29
Death Benefits and Similar Benefit Distributions                                               29
Annuity Benefits                                                                               29
Annuities                                                                                      30
Fixed Annuity Payments                                                                         30
Timing of Payment                                                                              30
How You Make Requests and Give Instructions                                                    31

SECTION 6 - VOTING RIGHTS

Portfolio Voting Rights                                                                        31
How We Determine Your Voting Shares                                                            31
How Portfolio Shares Are Voted                                                                 31
Separate Account Voting Rights                                                                 31

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                                   32
Your Contract is an Annuity                                                                    32
Taxation of Annuities Generally                                                                32
Distribution-at-Death Rules                                                                    33
Spousal Continuation                                                                           33
Diversification Standards                                                                      34
Tax-Favored Retirement Programs                                                                34
Inherited IRAs                                                                                 34
Annuities in Qualified Plans                                                                   34
Federal and State Income Tax Withholding                                                       35
Impact of Taxes on National Integrity                                                          35
Transfers Among Investment Options                                                             35

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                         35
Income Plus Withdrawal Program                                                                 35
Dollar Cost Averaging                                                                          36
Systematic Transfer Program                                                                    36
Customized Asset Rebalancing                                                                   36
Systematic Contributions                                                                       37
Legal Proceedings                                                                              37

SECTION 9 - PRIOR CONTRACTS

Prior Contract Information                                                                     37

APPENDIX A  - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II                                    41
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                         47
APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                          50

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of amounts attributable to the Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Option, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.


GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

GUARANTEED INTEREST RATE - a fixed annual interest rate that we declare for the duration of the Fixed Account Option you select.


GUARANTEE PERIOD - the duration of your GRO Account.




INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.


MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we will credit to your Fixed Accounts.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), accumulated at the Guaranteed Interest Rate, less any administrative charge.


PORTFOLIO - an investment portfolio of a mutual fund in which Separate Account II invests its assets.


RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in your contract.


SEPARATE ACCOUNT - Separate Account II of National Integrity Life Insurance Company. The Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.


STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within six months or one year of your STO contribution.


UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the Fixed Accounts.

SECTION 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means National Integrity Life Insurance Company (NATIONAL INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see "Contributions Under Your Contract" in Section 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Section 5. To select Investment Options that most closely reflect your investment goals, see Section 3, "Your Investment Options."

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE


Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.


TRANSFERS


You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.


CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about the account charges, see Section 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts Separate Account II invests in the Portfolios. The advisory fees of a Portfolio can't be increased without the consent of its shareholders. See "Table of Annual Fees and Expenses" below. For a discussion about the fees of various investment advisers and sub-advisers of the Portfolios, see the Portfolio prospectuses.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES


      Sales Load on Purchases                                                                            $0
      Deferred Sales Load (as a percentage of contributions) (1)                                 7% Maximum
      Transfer Charge (assessed after 12 transfers in one contract year) (2)                            $20


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.


ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                                                      $30

      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 4.

Annual Expenses of the Separate Account
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)


      Mortality and Expense Risk Charge                                                             1.30%
      Administrative Expenses                                                                        .15%
                                                                                                    -----
      Total Separate Account Annual Expenses                                                        1.45%
                                                                                                    =====



TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The range of expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%                     Maximum: 2.69%

(1)  Surrender charges decrease on an annual basis. See "Deductions and Charges
     - Contingent Withdrawal Charge" for more detail.

(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" for more detail.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:



1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
--------------------------------------------------------------------------------------------------
$1130.37                        $1798.75                     $2477.40                     $4419.80



If you annuitize at the end of the applicable time period:



1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
--------------------------------------------------------------------------------------------------
$430.37                         $1298.75                     $2177.40                     $4419.80



If you do not surrender the contract:



1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
--------------------------------------------------------------------------------------------------
$430.37                         $1298.75                     $2177.40                     $4419.80

SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

NATIONAL INTEGRITY LIFE INSURANCE COMPANY


National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 4 states. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.


SEPARATE ACCOUNT II AND THE VARIABLE ACCOUNT OPTIONS

Under your contract, you may allocate contributions to Separate Account II or to our Fixed Accounts or both. Separate Account II is established and maintained under the insurance laws of the State of New York.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of Separate Account II and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in Separate Account II in proportion to the amounts in their contracts. We can't use Separate Account II's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to Separate Account II are credited to or charged against Separate Account II without regard to our other income, gains or losses. We may allow charges owed to us to stay in Separate Account II, and thus can participate proportionately in Separate Account II. Amounts in Separate Account II greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We may change how we or our the Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;

-    register or end the registration of Separate Account II under the 1940 Act;

- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);

- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;

- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

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SECTION 3 - YOUR INVESTMENT OPTIONS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY

THE PORTFOLIOS' INVESTMENT ADVISER. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

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FIDELITY VIP MID-CAP PORTFOLIO

FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

FIDELITY VIP MONEY MARKET PORTFOLIO

VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the portfolios invest.

FRANKLIN INCOME SECURITIES PORTFOLIO


The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests corporate and government bonds and in equity securities that have attractive dividend yields.


FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO


The Franklin Growth and Income Securities Portfolio seeks capital appreciation with a secondary goal to provide current income. Under normal market conditions, the portfolio will invest in a broadly diversified portfolio of equity securities that the portfolio's manager considers to be financially strong, but undervalued by the market.


FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO


The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of large capitalization companies. For this portfolio, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.


MUTUAL SHARES SECURITIES PORTFOLIO


The Mutual Shares Securities Portfolio seeks capital appreciation with a secondary goal of income. Under normal market conditions, the portfolio will invest mainly in U.S. equity securities that the manager believes are available at market prices less than their intrinsic value on certain recognized objective criteria, including undervalued stocks, restructuring companies and distressed companies.


TEMPLETON FOREIGN SECURITIES PORTFOLIO


The Templeton Foreign Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments, primarily equity securities, of issuers located outside the U.S., including those in emerging markets.


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TEMPLETON GROWTH SECURITIES PORTFOLIO


The Templeton Growth Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.




JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

JANUS ASPEN MID CAP GROWTH PORTFOLIO


Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization's within the Index will vary, but as of December 31, 2002, they ranged from approximately $224 million to $13 billion.


JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and

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maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.




MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally

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focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.




MFS MID CAP GROWTH PORTFOLIO


MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.


MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO


The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The Portfolio invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The Portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.


MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

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PUTNAM VT DISCOVERY GROWTH FUND


The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities. Under normal market conditions, the fund invests at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.


PUTNAM VT INTERNATIONAL EQUITY FUND


The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT NEW OPPORTUNITIES FUND

The fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.

PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.

PUTNAM VT VOYAGER FUND

The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.




SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product

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range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST


Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. OpCap Advisors is the sub-advisor for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Harris Bretall Sullivan and Smith LLC is the sub-adviser for the Large Cap Growth Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.


TOUCHSTONE BALANCED FUND


Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of total assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

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TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S GREATER THAN government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.


TOUCHSTONE EMERGING GROWTH FUND


Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by tow separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.


TOUCHSTONE ENHANCED 30 FUND


Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.


TOUCHSTONE GROWTH & INCOME FUND


Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.


TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE LARGE CAP GROWTH FUND


Touchstone Large Cap Growth Fund seeks long-term capital by investing primarily (at least 80% of total assets) in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Fund, the portfolio manager looks for successful companies which have exhibited superior growth in revenues and earnings, strong product line, and proven management ability over a variety of market cycles.





TOUCHSTONE MONEY MARKET FUND


Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 80% of total assets) in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

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TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.


TOUCHSTONE VALUE PLUS FUND


Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies


VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Investments is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT COMSTOCK PORTFOLIO


The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.


VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO


The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio/s investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.


VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for each of the Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolios investment objective and strategy is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.




FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, GRO CONTRACTS HAVEN'T BEEN REGISTERED UNDER THE 1940 ACT OR THE SECURITIES ACT OF 1933 ("1933 ACT"). THUS, NEITHER THE GRO CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GROS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE GROS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS


We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO Account are placed in a non-unitized separate account. Values and benefits under your GRO contract are guaranteed by the reserves in our GRO separate account as well as by our General Account.


The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and is declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROS CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Accounts expire. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest duration. For example, if your expiring GRO Account was for 10 years and when it expires we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. You can tell us if you want something different within 30 days before the GRO Account expires. You may not choose, and we won't renew, a GRO Account that expires after your Retirement Date.


MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Account. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals (and associated charges) from the GRO Account plus interest at the Guaranteed Interest Rate, and less any applicable contingent withdrawal and administrative charges. Withdrawal charges and the administrative expense charge could take away part of your principal.


The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

     MVA = GRO Value x [(1 + A)(TO THE POWER OF N/12) / (1 + B + .0025)
           (TO THE POWER OF N/12) - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the Market Value Adjustment, for current allocations to a GRO Account, with a duration that is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula will be adjusted to comply with state requirements.




If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we'll use the yield to maturity of U. S. Treasury Notes with the same remaining term as your GRO Account, using a formula to find a value when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

SYSTEMATIC TRANSFER OPTION


We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers are automatically made in approximately equal quarterly or monthly installments of at least $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in
Section 8 for details on this program. This option may not be available in some states.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.45% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk (.95%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total effective annual risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

Separate Account II buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION-

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. This amount is a percentage of your contribution and not of account value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 15% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of surrender charges is based on contributions and in not reduced by any free withdrawals.

                CONTRIBUTION YEAR IN WHICH                                 CHARGE AS A % OF THE
                WITHDRAWN CONTRIBUTION WAS MADE                           CONTRIBUTION WITHDRAWN
                -------------------------------                           ----------------------
                     Current                                                        7%
                     First Prior                                                    6
                     Second Prior                                                   5
                     Third Prior                                                    4
                     Fourth Prior                                                   3
                     Fifth Prior                                                    2
                     Sixth Prior                                                    1
                     Seventh Prior and Earlier                                      0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against Separate Account II are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options aren't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3.

UNITS IN SEPARATE ACCOUNT II

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.

Your Unit Values also change because of deductions and charges we make to Separate Account II. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine the Unit Value for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 8.





You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.


Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OF
INVESTMENTS

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

National Integrity Life Insurance Company has the following policies for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:


--You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.


--Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse to accept any additional contributions to the policy.

WITHDRAWALS


You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 7% and decreases depending on the age of your account. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.


You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in
Section 7.


ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Section 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or


     (c)  your current Account Value.


The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS


All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.


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Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or for the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant dies under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

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(3)  the SEC, by order, permits us to delay action to protect persons with interests in Separate Account II. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.




SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

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SECTION 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on several factors. These factors may include National Integrity's tax status, the type of retirement plan, if any, for which the contract is purchased, and the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It's based upon our understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts won't change their views on the treatment of these contracts. Future legislation could affect annuity contracts adversely. Moreover, we haven't attempted to consider any applicable state or other tax laws. Because of the complexity of tax laws and the fact that tax results will vary according to particular circumstances, anyone considering the purchase of a contract, selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOESN'T MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract won't generally be taxed until you make a withdrawal. An individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may purchase the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings may be excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (a nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (a qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Internal Revenue Code of 1986, as amended (the CODE) governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) won't be taxed when you receive the amounts back in a distribution. Also, an owner generally isn't taxed on the annuity's earnings (increases in Account Value) until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in the Account Value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract is treated as a taxable distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made before August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. When all of these tax-free portions add up to your investment in the annuity, future payments are

                                       32
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entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is taxed at ordinary income tax rates. In addition, you may be subject to a 10% penalty on the taxable portion of a distribution unless it is:

          (1)  on or after the date on which the taxpayer attains age 59 1/2;
          (2)  as a result of the owner's death;
          (3) part of a series of "substantially equal periodic payments" (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
          (4) a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);
          (5) from certain qualified plans (note, however, other penalties may apply);
          (6) under a qualified funding asset (as defined in Section 130(d) of the Code);
          (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
          (8)  under an immediate annuity as defined in Code Section 72(u)(4);
          (9)  for the purchase of a first home (distribution up to $10,000);
          (10) for certain higher education expenses; or
          (11) to cover certain deductible medical expenses.

          Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Section 5.

All annuity contracts issued by us or our affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES


Under Section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the date the annuity starts and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the date the annuity starts, the entire contract must be distributed within five years after the owner's death. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary, as long as distributions begin within one year after the owner dies. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.


SPOUSAL CONTINUATION


Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the surviving spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole annuitant's beneficiary, we will increase the continued policy's account value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the account value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 account value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

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When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contract that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.


DIVERSIFICATION STANDARDS

We manage the investments in the annuities under Section 817(h) of the Code to ensure that you will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in these qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, and repayment of the loan. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Also, special rules apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAs


This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.


ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum

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allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a) OR 403(b) PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON NATIONAL INTEGRITY

The contract allows us to charge Separate Account II for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS


We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your free withdrawal amount be used. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual free withdrawal amount be withdrawn under the systematic withdrawal program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 7, "Tax Aspects of the Contract."


INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

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If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Withdrawal Plus Program, plus any interest. You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions allocated to the Janus Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Janus Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM


We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in approximately equal installments of at least $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.


To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a customized asset rebalancing program that allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a

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confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our customized asset rebalancing program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

Fixed Accounts aren't included in the customized asset rebalancing program.

To enroll in our customized asset rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, and transfers and withdrawals that you make, may not work with the customized asset rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the customized asset rebalancing program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the customized asset rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 9 - PRIOR CONTRACTS


For contracts issued prior to May 1, 2003 the Touchstone International Equity Fund is available as an investment option. However, effective May 1, 2003 it is closed to new contributions.


DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals
- for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals




The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any market value adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.




REDUCTION IN CHARGES

If your contract was issued on or after January 1, 1995, but before January 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE

For contracts issued before February 15, 1997 the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

                CONTRIBUTION YEAR IN WHICH                                 CHARGE AS A % OF THE
              WITHDRAWN CONTRIBUTION WAS MADE                             CONTRIBUTION WITHDRAWN
              -------------------------------                             ----------------------
                     Current                                                        7%
                     First Prior                                                    6
                     Second Prior                                                   5
                     Third Prior                                                    4
                     Fourth Prior                                                   3
                     Fifth Prior                                                    2
                     Sixth Prior and Earlier                                        0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and

Similar Benefit Distributions" in Part 5.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before February 15, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.




HARDSHIP WAIVERS

Hardship Waivers aren't available.

FIXED ACCOUNTS

SYSTEMATIC TRANSFER OPTION. The STO is not available for contracts issued before July 7, 1998.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts before February 25, 2002, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE FEBRUARY 25, 2002

For contracts issued after January 1, 1997 and before February 25, 2002, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);




     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or




     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

FREE WITHDRAWALS FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts issued prior to February 25, 2002, you may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTACTS ISSUED BEFORE FEBRUARY 25,
2002

The six month option in the Systematic Transfer Program is not available for contracts issued prior to February 25, 2002.

JANUS ASPEN MONEY MARKET PORTFOLIO AVAILABLE FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

The Janus Aspen Money Market Portfolio is available for all contracts issued prior to February 25, 2002. The Fidelity VIP Money Market Portfolio is not available for contracts issued prior to February 25, 2002.




NEW SHARE CLASSES ADDED EFFECTIVE FEBRUARY 25, 2002

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective February 25, 2002. These fees will not be charged to contracts issued prior to February 25, 2002.

NEW INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE DECEMBER 31, 2002

All of the Franklin Templeton Portfolios, the Putnam VT George Putnam Fund, New Opportunities Fund and Voyager Fund as well as the Van Kampen LIT Comstock and Emerging Growth and the Van Kampen UIF Emerging Markets Equity are being made available as investment options in annuity policies issued before December 31, 2002. Please consult the fees, expenses and objectives located in Parts 1 and 3 of this prospectus.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II


The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period. No unit values are included for the Franklin Templeton, J.P. Morgan Mid Cap Value, Putnam VT George Putnam, New Opportunities and Voyager because as of December 31, 2002 sub accounts had not begun operations in Separate Account II.



                                             2002         2001          2000          1999          1998          1997
                                         -----------   -----------   -----------   -----------   -----------   -----------
THIRD AVENUE VALUE
Unit value at beginning of period        $     29.87   $     26.27   $     23.95   $     27.64   $     23.67   $     18.39
Unit value at end of period              $      8.30   $     29.87   $     26.27   $     23.95   $     27.64   $     23.67
Number of units outstanding at end of
  period                                     139,400       354,004       210,325       261,851       356,913       288,596

HARRIS BRETALL SULLIVAN & SMITH EQUITY
GROWTH
Unit value at beginning of period        $     19.02   $     26.75   $     34.97   $     26.16   $     19.55   $     14.71
Unit value at end of period              $      7.20   $     19.02   $     26.75   $     34.97   $     26.16   $     19.55
Number of units outstanding at end of
  period                                      10,061       367,666       412,117       322,755       382,400       404,243

GABELLI LARGE CAP VALUE
Unit value at beginning of period        $     13.87   $     16.47   $     17.51   $     16.80   $     17.38   $     14.45
Unit value at end of period              $      7.57   $     13.87   $     16.47   $     17.51   $     16.80   $     17.38
Number of units outstanding at end of
  period                                      36,288       255,696       116,983       201,623       376,348       356,623

BARON SMALL CAP
Unit value at beginning of period        $     17.95   $     17.08   $     17.09   $     17.78   $     18.14   $     14.69
Unit value at end of period              $      8.87   $     17.95   $     17.08   $     17.09   $     17.78   $     18.14
Number of units outstanding at end of
  period                                      26,285       228,522       114,758       101,894       172,489       164,970

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period        $     12.07   $     12.88   $     12.04   $     11.48   $     10.42
Unit value at end of period              $      8.54   $     12.07   $     12.88   $     12.04   $     11.48   $     10.42
Number of units outstanding at end of
  period                                      62,743       638,843       573,263       859,369       619,502        63,398

FIDELITY VIP CONTRAFUND
Unit value at beginning of period        $     12.42   $     14.34   $     15.57   $     12.70   $      9.91
Unit value at end of period              $      9.17   $     12.42   $     14.34   $     15.57   $     12.70   $      9.91
Number of units outstanding at end of
  period                                      29,817       838,581     1,177,464     1,083,512       636,505        65,551

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period        $     12.15   $     13.49   $     14.19   $     13.18   $     10.31
Unit value at end of period              $      8.72   $     12.15   $     13.49   $     14.19   $     13.18   $     10.31
Number of units outstanding at end of
  period                                      51,163       682,948       645,860       671,165       413,064        19,862

                                             1996          1995         1994           1993       INCEPTION
                                         -----------   -----------   -----------   -----------   -----------
THIRD AVENUE VALUE
Unit value at beginning of period        $     14.98   $     10.43   $     10.65             -   $     10.00
Unit value at end of period              $     18.39   $     14.98   $     10.43   $     10.65
Number of units outstanding at end of
  period                                     297,625       244,538       156,325        80,112

HARRIS BRETALL SULLIVAN & SMITH EQUITY
GROWTH
Unit value at beginning of period        $     13.08   $     10.07   $      9.81                 $     10.00
Unit value at end of period              $     14.71   $     13.08   $     10.07   $      9.81
Number of units outstanding at end of
  period                                     438,465       374,724       280,091        83,619

GABELLI LARGE CAP VALUE
Unit value at beginning of period        $     12.75   $     10.65   $     10.75                 $     10.00
Unit value at end of period              $     14.45   $     12.75   $     10.65   $     10.75
Number of units outstanding at end of
  period                                     389,517       421,439       535,776       205,268

BARON SMALL CAP
Unit value at beginning of period        $     12.57   $     10.52   $     10.73             -   $     10.00
Unit value at end of period              $     14.69   $     12.57   $     10.52   $     10.73
Number of units outstanding at end of
  period                                     138,864       234,629       180,961        68,249

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                  -             -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of
  period

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                  -             -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of
  period

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                  -             -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of
  period

                                              2002         2001         2000         1999         1998         1997         1996
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period          $     9.30   $    11.02   $    13.47   $    13.09   $    10.65                        -
Unit value at end of period                $     8.15   $     9.30   $    11.02   $    13.47   $    13.09   $    10.65
Number of units outstanding at end of
  period                                        4,731      382,018      465,592      483,369      354,838       73,667

FIDELITY VIP GROWTH
Unit value at beginning of period          $     8.70   $    10.73   $    12.22                         -            -           -
Unit value at end of period                $     7.39   $     8.70   $    10.73   $    12.22
Number of units outstanding at end of
  period                                       33,519      379,277      467,796       84,815

FIDELITY VIP MID CAP
Unit value at beginning of period          $    16.68   $    17.50   $    13.28                         -            -           -
Unit value at end of period                $     9.07   $    16.68   $    17.50   $    13.28
Number of units outstanding at end of
  period                                       18,378      407,327      399,552       66,543

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period          $    16.07   $    20.80   $    25.77   $    15.64   $    10.03                        -
Unit value at end of period                $     8.88   $    16.07   $    20.80   $    25.77   $    15.64   $    10.03
Number of units outstanding at end of
  period                                       25,192    1,083,508    1,538,205    1,314,416      583,994       59,108

JANUS ASPEN BALANCED
Unit value at beginning of period          $    15.03   $    15.98   $    16.58   $    13.26   $    10.01                        -
Unit value at end of period                $     9.38   $    15.03   $    15.98   $    16.58   $    13.26   $    10.01
Number of units outstanding at end of
  period                                       32,369    1,581,998    1,820,363    1,764,662    1,741,026    1,827,787

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period          $    13.04   $    17.04   $    20.49   $    12.63   $     9.93                        -
Unit value at end of period                $     7.92   $    13.04   $    17.04   $    20.49   $    12.63   $     9.93
Number of units outstanding at end of
  period                                        9,448      988,870    1,149,246      646,308      331,956       20,675

JANUS ASPEN MONEY MARKET
Unit value at beginning of period          $    11.66   $    11.35   $    10.82   $    10.45   $    10.06                        -
Unit value at end of period                $    11.69   $    11.66   $    11.35   $    10.82   $    10.45   $    10.06
Number of units outstanding at end of
  period                                    1,680,354    2,087,538      758,216    1,194,584      420,446      159,980

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period          $     9.40   $    11.79   $    14.20   $    10.53   $    10.19                        -
Unit value at end of period                $     8.70   $     9.40   $    11.79   $    14.20   $    10.53   $    10.19
Number of units outstanding at end of
  period                                        1,775       60,032       52,152       59,953       21,124        5,359

J.P. MORGAN BOND
Unit value at beginning of period          $    12.15   $    11.52   $    10.57   $    10.82   $    10.16                        -
Unit value at end of period                $    10.62   $    12.15   $    11.52   $    10.57   $    10.82   $    10.16
Number of units outstanding at end of
  period                                      125,596      693,059      496,108      527,600      309,949      158,477

                                              1995         1994         1993       INCEPTION
                                           ----------   ----------   ----------   ----------
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

FIDELITY VIP GROWTH
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

FIDELITY VIP MID CAP
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

JANUS ASPEN BALANCED
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

JANUS ASPEN WORLDWIDE GROWTH

Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

J.P. MORGAN BOND
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

                                              2002         2001         2000         1999         1998         1997         1996
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
JANUS ASPEN GROWTH
Unit value at beginning of period          $     6.51   $     8.78                         -            -            -           -
Unit value at end of period                $     7.72   $     6.51   $     8.78
Number of units outstanding at end of
  period                                        4,396      102,402       69,014

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period          $     8.60   $     9.52                         -            -            -           -
Unit value at end of period                $     7.93   $     8.60   $     9.52
Number of units outstanding at end of
  period                                       17,548      108,623       20,263

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period          $     7.39   $     9.82                         -            -            -           -
Unit value at end of period                $     7.63   $     7.39   $     9.82
Number of units outstanding at end of
  period                                        1,755      134.085      183,323

MFS EMERGING GROWTH
Unit value at beginning of period          $     6.20   $     9.47                         -            -            -           -
Unit value at end of period                $     7.44   $     6.20   $     9.47
Number of units outstanding at end of
  period                                        1,311      153,934       60,526

MFS INVESTORS TRUST
Unit value at beginning of period          $     8.03   $     9.70                         -            -            -           -
Unit value at end of period                $     8.18   $     8.03   $     9.70
Number of units outstanding at end of
  period                                        8,230      130,336       56,192

MFS MID CAP GROWTH
Unit value at beginning of period          $     8.26   $    10.17                         -            -            -           -
Unit value at end of period                $     6.60   $     8.26   $    10.17
Number of units outstanding at end of
  period                                       45,969      172,756      153,728

MFS NEW DISCOVERY
Unit value at beginning of period          $     9.70   $    10.38                         -            -            -           -
Unit value at end of period                $     7.45   $     9.70   $    10.38
Number of units outstanding at end of
  period                                        1,387      133,573       80,482

PUTNAM GROWTH AND INCOME
Unit value at beginning of period          $    10.64            -            -            -            -            -           -
Unit value at end of period                $     8.42   $    10.64
Number of units outstanding at end of
  period                                       17,824       46,410

PUTNAM INTERNATIONAL GROWTH
Unit value at beginning of period          $     9.69            -            -            -            -            -           -
Unit value at end of period                $     8.67   $     9.69
Number of units outstanding at end of
  period                                       10,696        6,170

                                              1995         1994         1993       INCEPTION
                                           ----------   ----------   ----------   ----------
JANUS ASPEN GROWTH
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

MFS EMERGING GROWTH
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

MFS INVESTORS TRUST
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

MFS MID CAP GROWTH
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

MFS NEW DISCOVERY
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

PUTNAM GROWTH AND INCOME
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

PUTNAM INTERNATIONAL GROWTH
Unit value at beginning of period                   -            -            -    $   10.00
Unit value at end of period
Number of units outstanding at end of
  period

                                              2002         2001         2000         1999         1998         1997         1996
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
PUTNAM SMALL CAP VALUE
Unit value at beginning of period          $    10.11            -            -            -            -            -           -
Unit value at end of period                $     8.39   $    10.11
Number of units outstanding at end of
  period                                       18,186       46,464

PUTNAM TECHNOLOGY
Unit value at beginning of period          $    10.15            -            -            -            -            -           -
Unit value at end of period                         -   $    10.15
Number of units outstanding at end of
  period                                            -       28,260

PUTNAM VOYAGER II
Unit value at beginning of period          $    11.82            -            -            -            -            -           -
Unit value at end of period                $     7.70   $    11.82
Number of units outstanding at end of
  period                                          141        1,096

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period          $     9.12   $    12.27   $    14.93   $    11.86   $     9.88                        -
Unit value at end of period                $     7.78   $     9.12   $    12.27   $    14.93   $    11.86   $     9.88
Number of units outstanding at end of
  period                                        2,675       70,542       64.507       81,473       75,887        5,623

SCUDDER VIT EQUITY 500 INDEX
Unit value at beginning of period          $    12.08   $    13.94   $    15.57   $    13.11   $    10.32                        -
Unit value at end of period                $     8.35   $    12.08   $    13.94   $    15.57   $    13.11   $    10.32
Number of units outstanding at end of
  period                                       37,427    1,727,481    1,217,798    1,199,263      631,049       76,431

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period          $    10.76   $    10.68   $    11.27   $     9.50   $     9.85                        -
Unit value at end of period                $     7.61   $    10.76   $    10.68   $    11.27   $     9.50   $     9.85
Number of units outstanding at end of
  period                                        3,657      782,042      549,540      459,505      373,914       42,210

VAN KAMPEN UIT BANDWIDTH
TELECOMMUNICATION
Unit value at beginning of period          $    10.00            -            -            -            -            -           -
Unit value at end of period                $     3.20   $    10.00
Number of units outstanding at end of
  period                                        5,906            0

VAN KAMPEN UIT BIOTECHNOLOGY AND
PHARMACEUTICAL
Unit value at beginning of period          $    10.80            -            -            -            -            -           -
Unit value at end of period                $     7.54   $    10.80
Number of units outstanding at end of
  period                                        4,043       30,277

VAN KAMPEN UIT INTERNET
Unit value at beginning of period          $    10.58            -            -            -            -            -           -
Unit value at end of period                $     4.24   $    10.58
Number of units outstanding at end of
  period                                            -        1,800

                                              1995         1994         1993       INCEPTION
                                           ----------   ----------   ----------   ----------
PUTNAM SMALL CAP VALUE
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

PUTNAM TECHNOLOGY
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

PUTNAM VOYAGER II
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

SCUDDER VIT EQUITY 500 INDEX
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIT BANDWIDTH
TELECOMMUNICATION
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIT BIOTECHNOLOGY AND
PHARMACEUTICAL
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIT INTERNET
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

                                              2002         2001         2000         1999         1998         1997         1996
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
VAN KAMPEN UIT MORGAN STANLEY HIGH
TECH 35
Unit value at beginning of period          $    11.04            -            -            -            -            -           -
Unit value at end of period                $     6.62   $    11.04
Number of units outstanding at end of
  period                                            -        3,643

VAN KAMPEN UIT U.S. MULTINATIONAL
Unit value at beginning of period          $    10.00            -            -            -            -            -           -
Unit value at end of period                $     6.23   $    10.00
Number of units outstanding at end of
  period                                        1,471            0

VAN KAMPEN UIF EMERGING MARKETS DEBT                                                                                             -
Unit value at beginning of period          $    11.72   $    10.79   $     9.82   $     7.69   $    10.88
Unit value at end of period                $    10.35   $    11.72   $    10.79   $     9.82   $     7.69   $    10.88
Number of units outstanding at end of
  period                                        3,752       48,755       72,869       43,093       55,295       92,322

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period          $    12.26   $    11.31   $     8.87   $     9.13   $    10.38                        -
Unit value at end of period                $     9.72   $    12.26   $    11.31   $     8.87   $     9.13   $    10.38
Number of units outstanding at end of
  period                                       17,282      103,226       90,292       88,783       89,471        8,831

                                              1995         1994         1993       INCEPTION
                                           ----------   ----------   ----------   ----------
VAN KAMPEN UIT MORGAN STANLEY HIGH
TECH 35
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIT U.S. MULTINATIONAL
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIF EMERGING MARKETS DEBT                -            -            -   $    10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of
  period

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                   -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of
  period

                       THIS PAGE INTENTIONALLY LEFT BLANK

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:             $50,000.00

GRO Account duration:     7 Years

Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .0625 + .0025)(TO THE
                  POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:


     $8,682.19 = $57,881.25 X .15

     Free Amount = $8,682.19

The non-free amount would be:


     $11,317.81 = $20,000.00 - $8,682.19


The Market Value Adjustment, which is only applicable to the non-free amount, would be


     - $624.28 = -0.0551589 X $11,317.81


The withdrawal charge would be:


     $628.53 = [($11,317.81+ $624.85)/(1 - 0.05)] - ($11,317.81+ 624.28)


Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:


     $21,252.81 = $20,000.00 + $624.28 + $628.53


The ending Account Value would be:


     $36,628.44 = $57,881.25 - $21,252.81


EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .04 + .0025)(TO THE
                POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:


     Free Amount =    $ 8,682.19

     Non-Free Amount =    $11,317.81


The Market Value Adjustment would be:


     $329.22 = .0290890 X $11,317.81

The withdrawal charge would be:


     $578.55 = [($11,317.31 - $329.22)/(1 - 0.05)] - ($11,317.81 - $329.22)


Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:


     $20,249.13 = $20,000.00 - $329.22 + $578.35


The ending Account Value would be:


     $37,632.12 = $57,881.25 - $20.249.13

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value. Account values less than $50,000 will be subject to a $30 annual charge.


The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street, Suite 200
Goshen, NY 10924
ATTN: Request for SAI of Separate Account II (Pinnacle IV)

Name:
       -------------------------------------------------------------

Address
         -----------------------------------------------------------

City:                    State:                Zip:
      -----------------         -------------       ----------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS


                                                                           PAGE
Part 1 - National Integrity and Custodian                                    2
Part 2 - Distribution of the Contracts                                       2
Part 3 - Performance Information                                             3
Part 4 - Determination of Accumulation Unit Values                           7
Part 5 - Tax-Favored Retirement Programs                                     7
Part 6 - Performance Numbers                                                11
Part 7 - Financial Statements                                               15


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2003. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

In 2001 National Integrity provided all management services of Separate Account II and no longer pays management services fees to a third party. Prior to that, ARM provided substantially all of the services required to be performed on behalf of Separate Account II since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account II, in 1998 were $8,766,003, in 1999 were $7,558,793, and in 2000 were
$766,577. Total fees paid to Integrity by National Integrity for management services, including services applicable to Separate Account II, in 2000 were $5,977,748.


National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.


TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since Separate Account II isn't a separate entity from us and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., a wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.


We generally pay a maximum distribution allowance of 6.5% of initial contributions and 7% of additional contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $32,268,583 in 2002 and $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities between March 3, 2000 and December 31, 2000 was $2,746,897. The amount of distribution allowances paid to ARM Securities Corp., the principal underwriter for the contracts prior to March 3, 2000, was $213,487 for the year ended December 31, 2000, was $5,150,752 for the year ended December 31, 1999, and $2,290,049 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1




PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the sub-advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may, from time to time, use computer-based software available through Morningstar,

CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES


Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. National Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. National Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs


Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA fund can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.


The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.


Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.


We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PART 6 - PERFORMANCE NUMBERS



                                                                                                                         VARIABLE
                                   FUND                  YEAR-TO-        AVERAGE ANNUAL RETURN                           ACCOUNT
                                 INCEPTION   CURRENT      DATE                                               LIFE OF    INCEPTION
VARIABLE OPTIONS                 DATE (2)   UNIT VALUE   RETURN     1 YEAR    3 YEAR     5 YEAR    10 YEAR     FUND       DATE (3)
----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II                 01/04/1995   $ 8.939687      -2.46%   -15.21%    -13.14%     -0.76%      n/a     9.86%  02/20/2002
Contrafund:Service Class II

Fidelity VIP                    10/10/1986                   -6.67    -26.29      -7.89      -4.64      6.52     7.80   02/20/2002
Equity-Income:Service Class II                 7.967983

Fidelity VIP Growth:Service     10/10/1986                   -3.23    -32.51     -24.23      -4.88      6.04     8.39   02/20/2002
Class II                                       7.149742

Fidelity VIP III Growth &       01/02/1997                   -1.62    -18.89     -11.58      -3.53       n/a     3.14   02/20/2002
Income:Service Class II                        8.579424

Fidelity VIP III Growth         01/04/1995                   -2.48    -24.10     -19.82      -9.99       n/a     2.80   02/20/2002
Opportunities:Service Class II                 7.949795

Fidelity VIP III Mid            12/29/1998                   -5.87    -19.38      -5.54        n/a       n/a    11.33   02/20/2002
Cap:Service Class II                           8.534805

Franklin Growth & Income        01/24/1989                   -8.00    -26.36      -4.94      -3.57      5.57     5.75   01/08/2003
Securities:Service Class II                    8.812369

Franklin Income                 01/24/1989                    1.04     -5.86       4.96       1.60      5.70     7.48   01/08/2003
Securities:Service Class II                    9.813769

Franklin Large Cap Growth       04/30/1996                   -3.98    -26.60     -15.69      -1.48       n/a     4.16   01/08/2003
Securities:Service Class II                    9.170818

Mutual Shares                   11/08/1996                   -3.10    -17.42       -.98        .29       n/a     4.34   01/08/2003
Securities:Service Class II                    9.542357

Janus Aspen Series Aggressive   09/13/1993                    -.49    -22.25     -36.42      -5.95       n/a     5.34   02/20/2002
Growth:Service Class                           8.164416

Janus Aspen Series              09/13/1993                   -2.49    -29.38     -26.07      -5.96       n/a     4.80   02/20/2002
Growth:Service Class                           7.523983

Janus Aspen Series              05/02/1994                  -10.34    -33.28     -28.96      -5.85       n/a     4.83   02/20/2002
International Growth:Service                   7.094112
Class

Janus Aspen Series Worldwide    12/31/1999                   -8.59    -32.22     -27.46        n/a       n/a   -23.30   02/20/2002
Growth:Service Class                           7.242044

                                             SEC STANDARDIZED
                                         AVERAGE ANNUAL RETURN (4)
                                                                  LIFE OF
                                                                  VARIABLE
VARIABLE OPTIONS                   1 YEAR    5 YEAR    10 YEAR    ACCOUNT
---------------------------------------------------------------------------
Fidelity VIP II                     -21.21%         n/a        n/a    -15.77%
Contrafund:Service Class II

Fidelity VIP                        -32.29          n/a        n/a    -25.04
Equity-Income:Service Class II

Fidelity VIP Growth:Service         -38.51          n/a        n/a    -32.64
Class II

Fidelity VIP III Growth &           -24.89          n/a        n/a    -19.55
Income:Service Class II

Fidelity VIP III Growth             -30.10          n/a        n/a    -25.13
Opportunities:Service Class II

Fidelity VIP III Mid                -25.38          n/a        n/a    -18.99
Cap:Service Class II

Franklin Growth & Income               n/a          n/a        n/a    -58.36
Securities:Service Class II

Franklin Income                        n/a          n/a        n/a    -33.84
Securities:Service Class II

Franklin Large Cap Growth              n/a          n/a        n/a    -48.26
Securities:Service Class II

Mutual Shares                          n/a          n/a        n/a    -41.26
Securities:Service Class II

Janus Aspen Series Aggressive       -28.25          n/a        n/a    -23.18
Growth:Service Class

Janus Aspen Series                  -35.38          n/a        n/a    -28.88
Growth:Service Class

Janus Aspen Series                  -39.28          n/a        n/a    -31.75
International Growth:Service
Class

Janus Aspen Series Worldwide        -38.22          n/a        n/a    -31.18
Growth:Service Class

J.P Morgan Series Trust II      01/03/1995                    1.07      8.47       7.05       4.99       n/a     5.98   02/20/2002
Bond                                          10.729914

J.P Morgan Series Trust II      01/03/1995                  -10.60    -27.45     -21.27      -9.84       n/a    -1.97   02/20/2002
International Opportunities                    7.773888

J.P Morgan Series Trust II      09/28/2001                   -2.27       n/a        n/a        n/a       n/a     5.02   05/07/2002
Mid Cap Value                                  8.986914

Baron Small Cap*                01/04/1993                   -3.53    -21.60      -4.36      -6.01      3.56     3.73   02/20/2002
                                               8.559119

Gabelli Large Cap Value*        12/14/1992                   -2.76    -30.84     -19.05     -13.60      -.93     -.36   02/20/2002
                                               7.361911

Harris Bretall Sullivan &       12/04/1992                   -1.12    -31.19     -29.28     -10.37      2.78     2.49   02/20/2002
Smith Equity Growth                            7.119528

Third Avenue Value*             12/21/1992                   -5.84    -27.43        .14      -2.80      8.03     8.20   02/20/2002
                                               7.818463

MFS Capital                     08/14/1996                   -4.46    -32.86     -25.63      -5.99       n/a     2.18   02/20/2002
Opportunities:Service Class                    7.289089

MFS Emerging Growth:Service     07/24/1995                    -.11    -30.84     -32.40      -8.38       n/a     3.00   02/20/2002
Class                                          7.427724

MFS Investors Growth            05/03/1999                   -1.93    -27.96     -23.90        n/a       n/a    -9.99   02/20/2002
Stock:Service Class                            7.605942

MFS Investors Trust:Service     10/09/1995                   -4.45    -25.67     -15.93      -7.46       n/a     3.32   02/20/2002
Class                                          7.819677

MFS Mid Cap Growth:Service      05/01/2000                    -.80    -39.72        n/a        n/a       n/a   -25.03   02/20/2002
Class                                          6.549569

MFS New Discovery:Service       05/01/1998                   -3.72    -33.54     -19.11        n/a       n/a      .16   02/20/2002
Class                                          7.177173

MFS Research:Service Class      07/26/1995                   -3.79    -28.38     -21.91      -7.78       n/a     2.51   02/20/2002
                                               7.707754

MFS Total Return:Service Class  01/03/1995                   -3.11    -11.64        .27       1.46       n/a     8.34   02/20/2002
                                               9.205050

Putnam VT The George Putnam     04/30/1998                   -3.32    -14.26      -2.01        n/a       n/a    -1.31   01/08/2003
Fund of Boston Class-IB                        9.375928

Putnam VT Growth & Income       02/01/1988                   -6.04    -26.76      -9.05      -5.42      5.70     8.15   02/20/2002
Fund-Class IB                                  7.915419

Putnam VT International         01/02/1997                   -9.11    -26.96     -21.36      -4.06       n/a     1.27   02/20/2002
Growth Fund -Class IB                          7.880335

Putnam VT New Opportunities     04/30/1998                   -1.66    -29.74     -33.54        n/a       n/a    -9.97   01/08/2003
Fund-Class IB                                  9.403412

J.P Morgan Series Trust II            2.47          n/a        n/a      1.18
Bond

J.P Morgan Series Trust II          -33.45          n/a        n/a    -25.22
International Opportunities

J.P Morgan Series Trust II             n/a          n/a        n/a    -18.93
Mid Cap Value

Baron Small Cap*                    -27.60          n/a        n/a    -19.62

Gabelli Large Cap Value*            -36.84          n/a        n/a    -30.91

Harris Bretall Sullivan &           -37.19          n/a        n/a    -33.00
Smith Equity Growth

Third Avenue Value*                 -33.43          n/a        n/a    -26.03

MFS Capital                         -38.86          n/a        n/a    -31.25
Opportunities:Service Class

MFS Emerging Growth:Service         -36.84          n/a        n/a    -30.09
Class

MFS Investors Growth                -33.96          n/a        n/a    -28.53
Stock:Service Class

MFS Investors Trust:Service         -31.67          n/a        n/a    -26.35
Class

MFS Mid Cap Growth:Service          -45.72          n/a        n/a    -38.29
Class

MFS New Discovery:Service           -39.54          n/a        n/a    -32.31
Class

MFS Research:Service Class          -34.38          n/a        n/a    -27.57

MFS Total Return:Service Class      -17.64          n/a        n/a    -13.20

Putnam VT The George Putnam            n/a          n/a        n/a    -45.01
Fund of Boston Class-IB

Putnam VT Growth & Income           -32.76          n/a        n/a    -25.53
Fund-Class IB

Putnam VT International             -32.96          n/a        n/a    -24.62
Growth Fund -Class IB

Putnam VT New Opportunities            n/a          n/a        n/a    -41.83
Fund-Class IB

Putnam VT Small Cap Value       04/30/1999                   -5.45    -29.82        .63        n/a       n/a     2.77   02/20/2002
Fund -Class IB                                7.931329

Putnam VT Voyager Fund-Class    04/30/1998                   -1.86    -28.06     -26.03        n/a       n/a    -5.75   01/08/2003
IB                                            9.371995

Putnam VT Voyager II            09/28/2000                   -2.92    -30.43        n/a        n/a       n/a   -35.89   02/20/2002
Fund-Class IB                                 7.472455

Scudder EAFE Equity             08/22/1997                   -9.45    -29.38     -24.51     -10.92       n/a    -8.85   05/07/2002
Index:Class B                                 7.045048

Scudder Equity 500              10/01/1997                   -3.61    -26.22     -17.62      -5.43       n/a    -2.50   05/07/2002
Index:Class B                                 8.049256

Scudder Small Cap                8/22/1997                   -4.96    -28.23     -12.73      -5.91       n/a    -3.03   05/07/2002
Index:Class  B                                7.234120

Templeton Foreign               05/01/1992                  -10.09    -29.09     -16.64      -8.22      4.42     3.95   01/08/2003
Securities:Service Class II                   8.742780

Templeton Growth                03/15/1994                   -9.40    -29.33      -9.64      -4.29       n/a     3.55   01/08/2003
Securities:Service Class II                   8.698668

Touchstone Balanced Fund        02/24/1995                   -1.96    -12.18       -.85        .75       n/a     7.34   05/07/2002
                                              9.054386

Touchstone Bond Fund            01/01/1999                    1.00      7.81       6.74        n/a       n/a     4.30   05/07/2002
                                             10.573845

Touchstone Emerging Growth      11/21/1994                   -3.99    -27.95      -8.82        .73       n/a     8.22   05/07/2002
Fund                                          7.363222

Touchstone Enhanced 30 Fund     05/17/1999                   -3.87    -27.94     -14.94        n/a       n/a   -10.51   05/07/2002
                                              7.855398

Touchstone Growth & Income      01/01/1999                   -5.61    -24.67      -6.21        n/a       n/a    -4.46   05/07/2002
Fund                                          7.790829

Touchstone Growth/Value Fund    05/01/2001                    1.63    -31.89        n/a        n/a       n/a   -27.08   05/07/2002
                                              8.085157

Touchstone High Yield Fund      05/17/1999                    5.65      5.04       5.22        n/a       n/a      .35   05/01/2002
                                             10.288950

Touchstone International        02/24/1995                  -11.84    -32.75     -27.81     -12.90       n/a    -2.52   05/07/2002
Equity Fund                                   6.836061

Touchstone Large Cap Growth     05/01/2001                   -1.04    -33.28        n/a        n/a       n/a   -25.53   05/07/2002
Fund                                          7.708131

Touchstone Small Cap Value      05/01/1999                   -4.50    -28.18     -18.67        n/a       n/a    -7.12   05/07/2002
                                              7.630412

Touchstone Value Plus Fund      05/01/1998                   -4.06    -30.35     -11.51        n/a       n/a    -4.82   05/07/2002
                                              7.479997

Van Kampen LIT Comstock         09/18/2000                   -5.30    -27.27        n/a        n/a       n/a    -6.68   01/08/2003
                                              9.072186

Putnam VT Small Cap Value           -35.82          n/a        n/a    -25.38
Fund -Class IB

Putnam VT Voyager Fund-Class           n/a          n/a        n/a    -43.59
IB

Putnam VT Voyager II                -36.43          n/a        n/a    -29.83
Fund-Class IB

Scudder EAFE Equity                    n/a          n/a        n/a    -38.66
Index:Class B

Scudder Equity 500                     n/a          n/a        n/a    -28.79
Index:Class B

Scudder Small Cap                      n/a          n/a        n/a    -37.11
Index:Class  B

Templeton Foreign                      n/a          n/a        n/a    -59.73
Securities:Service Class II

Templeton Growth                       n/a          n/a        n/a    -60.73
Securities:Service Class II

Touchstone Balanced Fund               n/a          n/a        n/a    -18.14

Touchstone Bond Fund                   n/a          n/a        n/a     -1.51

Touchstone Emerging Growth             n/a          n/a        n/a    -35.80
Fund

Touchstone Enhanced 30 Fund            n/a          n/a        n/a    -31.11

Touchstone Growth & Income             n/a          n/a        n/a    -32.21
Fund

Touchstone Growth/Value Fund           n/a          n/a        n/a    -28.13

Touchstone High Yield Fund             n/a          n/a        n/a     -4.34

Touchstone International               n/a          n/a        n/a    -41.16
Equity Fund

Touchstone Large Cap Growth            n/a          n/a        n/a    -32.25
Fund

Touchstone Small Cap Value             n/a          n/a        n/a    -32.73

Touchstone Value Plus Fund             n/a          n/a        n/a    -35.12

Van Kampen LIT Comstock                n/a          n/a        n/a    -52.78

Van Kampen LIT Emerging Growth  09/18/2000                     .16    -29.56        n/a        n/a       n/a   -34.28   01/08/2003
                                              9.571937

Van Kampen UIF Emerging         10/01/1996                   -7.78    -25.76     -24.00      -8.62       n/a    -6.99   01/08/2003
Markets Equity                                8.986214

Van Kampen UIF Emerging         06/17/1997                    5.98      7.94       8.19       3.15       n/a     3.58   02/20/2002
Markets Debt                                 10.972309

Van Kampen UIF U.S. Real        03/03/1997                     .61     -8.06       9.95       3.25       n/a     5.01   02/20/2002
Estate                                        9.783765

Van Kampen UIT Bandwidth &      01/12/2001                   -7.88    -71.66        n/a        n/a       n/a   -66.92   02/20/2002
Telecommunications                            2.947417

Van Kampen UIT Biotechnology    01/12/2001                    5.15    -23.70        n/a        n/a       n/a   -16.56   02/20/2002
& Pharmaceutical                              7.929072

Van Kampen UIT Morgan Stanley   01/12/2001                    -.64    -37.00        n/a        n/a       n/a   -34.27   02/20/2002
High-Tech 35                                  6.577735

Van Kampen UIT Morgan Stanley   01/12/2001                   -3.93    -42.53        n/a        n/a       n/a   -27.75   02/20/2002
U.S. Multinational                            5.982084

Van Kampen LIT Emerging Growth         n/a          n/a        n/a    -36.73

Van Kampen UIF Emerging                n/a          n/a        n/a    -57.04
Markets Equity

Van Kampen UIF Emerging               1.94          n/a        n/a      2.96
Markets Debt

Van Kampen UIF U.S. Real            -14.06          n/a        n/a     -7.92
Estate

Van Kampen UIT Bandwidth &          -77.66          n/a        n/a    -73.52
Telecommunications

Van Kampen UIT Biotechnology        -29.70          n/a        n/a    -26.85
& Pharmaceutical

Van Kampen UIT Morgan Stanley       -43.00          n/a        n/a    -37.73
High-Tech 35

Van Kampen UIT Morgan Stanley       -48.53          n/a        n/a    -43.79
U.S. Multinational

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2002, and for the periods indicated in the financial statements, and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2002 and 2001 included herein have been audited by Ernst & Young LLP as set forth in their reports.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account II
                                       of

                    National Integrity Life Insurance Company

                                DECEMBER 31, 2002
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                   1

Audited Financial Statements

Statement of Assets and Liabilities                              2
Statement of Operations                                         18
Statements of Changes in Net Assets                             32
Notes to Financial Statements                                   52

                         Report of Independent Auditors

Contract Holders
     Separate Account II of National Integrity Life Insurance Company Board of Directors
     National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of National Integrity Life Insurance Company, comprising the separate account divisions described in Note 2, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2002, the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                           /s/ Ernst & Young LLP
April 11, 2003

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                                         AFFILIATED
                                           ----------------------------------------------------------------------------------
                                                                                              HARRIS BRETALL   HARRIS BRETALL
                                                             GABELLI LARGE    GABELLI LARGE     SULLIVAN &       SULLIVAN &
                                                               CAP VALUE      CAP VALUE           SMITH            SMITH
                                                            (PINNACLE(TM))  (PINNACLE IV(TM)) (PINNACLE(TM))  (PINNACLE IV(TM))
                                                TOTAL          DIVISION         DIVISION         DIVISION         DIVISION
                                           ----------------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $  167,271,485   $    1,768,329   $      274,746   $    3,513,393   $       72,437

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                    25,267              236               46            1,030               (2)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                 $  167,246,218   $    1,768,093   $      274,700   $    3,512,363   $       72,439
=============================================================================================================================

Unit value                                                  $         9.50   $         7.57   $        13.04   $         7.20
                                                            =================================================================

Units outstanding                                                  186,115           36,288          269,353           10,061
                                                            =================================================================

                                                      AFFILIATED
                                           -------------------------------
                                            THIRD AVENUE     THIRD AVENUE
                                                VALUE           VALUE
                                           (PINNACLE(TM))  (PINNACLE IV(TM))
                                              DIVISION         DIVISION
                                           -------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $    7,847,459   $    1,157,456

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       872              436
--------------------------------------------------------------------------

NET ASSETS                                 $    7,846,587   $    1,157,020
==========================================================================

Unit value                                 $        24.31   $         8.30
                                           ===============================

Units outstanding                                322,772           139,400
                                           ===============================

SEE ACCOMPANYING NOTES.

                                                                       AFFILIATED
                                           ----------------------------------------------------------------------
                                           BARON SMALL CAP    BARON SMALL CAP     TOUCHSTONE
                                                VALUE              VALUE           BALANCED       TOUCHSTONE BOND
                                            (PINNACLE(TM))   (PINNACLE IV(TM))   (PINNACLE(TM))  (PINNACLE IV(TM))
                                               DIVISION          DIVISION          DIVISION           DIVISION
                                           ----------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $     2,808,783    $       233,219   $       419,527   $       150,031

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (875)                71                86               (15)
                                           ----------------------------------------------------------------------

NET ASSETS                                 $     2,809,658    $       233,148   $       419,441   $       150,046
                                           ======================================================================

Unit value                                 $         15.22    $          8.87   $          9.24   $         10.47
                                           ======================================================================

Units outstanding                                  184,603             26,285            45,394            14,331
                                           ======================================================================

                                                       AFFILIATED
                                           ----------------------------------
                                                                TOUCHSTONE
                                                                 EMERGING
                                           TOUCHSTONE BOND         GROWTH
                                            (PINNACLE(TM))    (PINNACLE IV(TM))
                                               DIVISION          DIVISION
                                           ----------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       751,960    $        12,161

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (315)                (4)
                                           ----------------------------------

NET ASSETS                                 $       752,275    $        12,165
                                           ==================================

Unit value                                 $         10.48    $          7.67
                                           ==================================

Units outstanding                                   71,782              1,586
                                           ==================================

SEE ACCOMPANYING NOTES.

                                                                        AFFILIATED
                                           ----------------------------------------------------------------------
                                              TOUCHSTONE                                            TOUCHSTONE
                                               EMERGING        TOUCHSTONE         TOUCHSTONE         GROWTH &
                                                GROWTH         ENHANCED 30       ENHANCED 30          INCOME
                                            (PINNACLE(TM))  (PINNACLE IV(TM))   (PINNACLE(TM))   (PINNACLE IV(TM))
                                               DIVISION          DIVISION          DIVISION         DIVISION
                                           ----------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $         6,187   $         1,482   $         2,368    $         1,215

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                          5                 3                (4)                 2
                                           ----------------------------------------------------------------------

NET ASSETS                                 $         6,182   $         1,479   $         2,372    $         1,213
                                           ======================================================================

Unit value                                 $          7.67   $          8.17   $          8.18    $          8.25
                                           ======================================================================

Units outstanding                                      806               181               290                147
                                           ======================================================================

                                                               AFFILIATED
                                           -----------------------------------------------------
                                              TOUCHSTONE
                                               GROWTH            TOUCHSTONE        TOUCHSTONE
                                              & INCOME         GROWTH/VALUE       GROWTH/VALUE
                                            (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))
                                               DIVISION          DIVISION           DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        19,633    $         7,281    $         6,775

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         (1)                (2)                (7)
                                           -----------------------------------------------------

NET ASSETS                                 $        19,634    $         7,283    $         6,782
                                           =====================================================

Unit value                                 $          8.26    $          7.96    $          7.96
                                           =====================================================

Units outstanding                                    2,377                915                852
                                           =====================================================

SEE ACCOMPANYING NOTES.

                                                                AFFILIATED
                                           -----------------------------------------------------
                                                                                   TOUCHSTONE
                                           TOUCHSTONE HIGH    TOUCHSTONE HIGH     INTERNATIONAL
                                                YIELD              YIELD             EQUITY
                                          (PINNACLE IV(TM))    (PINNACLE(TM))     (PINNACLE(TM))
                                               DIVISION           DIVISION           DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       203,908    $     4,675,963    $        53,563

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (28)            (2,545)                (4)
                                           -----------------------------------------------------

NET ASSETS                                 $       203,936    $     4,678,508    $        53,567
                                           =====================================================

Unit value                                 $          9.74    $          9.75    $          7.76
                                           =====================================================

Units outstanding                                   20,938            479,847              6,903
                                           =====================================================

                                                                AFFILIATED
                                           ----------------------------------------------------
                                              TOUCHSTONE         TOUCHSTONE    TOUCHSTONE SMALL
                                             MONEY MARKET       MONEY MARKET       CAP VALUE
                                          (PINNACLE IV(TM))    (PINNACLE(TM))    (PINNACLE(TM))
                                               DIVISION           DIVISION         DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        74,466    $       703,917   $       154,565

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (14)               317               (83)
                                           ----------------------------------------------------

NET ASSETS                                 $        74,480    $       703,600   $       154,648
                                           ====================================================

Unit value                                 $         10.00    $         10.00   $          8.00
                                           ====================================================

Units outstanding                                    7,448             70,360            19,331
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                             AFFILIATED                       NON-AFFILIATED
                                           ---------------   ----------------------------------------------------
                                                                                                        JPM
                                              TOUCHSTONE                                           INTERNATIONAL
                                              VALUE PLUS        JPM BOND          JPM BOND         OPPORTUNITIES
                                            (PINNACLE(TM))    (PINNACLE(TM))  (PINNACLE IV(TM))    (PINNACLE(TM))
                                               DIVISION         DIVISION           DIVISION           DIVISION
                                           ---------------   ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $           351   $    12,428,155   $     1,333,353    $       816,353

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                          -             3,760              (477)              (225)
                                           ---------------   ----------------------------------------------------

NET ASSETS                                 $           351   $    12,424,395   $     1,333,830    $       816,578
                                           ===============   ====================================================

Unit value                                 $          7.80   $         13.04   $         10.62    $          7.58
                                           ===============   ====================================================

Units outstanding                                       45           952,791           125,596            107,728
                                           ===============   ====================================================

                                                              NON-AFFILIATED
                                           -----------------------------------------------------
                                                 JPM                               VAN KAMPEN
                                            INTERNATIONAL        JPM MID CAP        EMERGING
                                            OPPORTUNITIES          VALUE          MARKETS DEBT
                                          (PINNACLE IV(TM))  (PINNACLE IV(TM))    (PINNACLE(TM))
                                               DIVISION            DIVISION         DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        15,438    $        17,617    $       983,668

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         (5)               (10)               280
                                           -----------------------------------------------------

NET ASSETS                                 $        15,443    $        17,627    $       983,388
                                           =====================================================

Unit value                                 $          8.70    $          9.20    $         12.62
                                           =====================================================

Units outstanding                                    1,775              1,916             77,923
                                           =====================================================

SEE ACCOMPANYING NOTES.

                                                         NON-AFFILIATED
                                           -------------------------------------------------------------
                                               VAN KAMPEN
                                               EMERGING             VAN KAMPEN             VAN KAMPEN
                                              MARKETS DEBT       U.S. REAL ESTATE      U.S. REAL ESTATE
                                            (PINNACLE IV(TM))     (PINNACLE(TM))       (PINNACLE IV(TM))
                                                DIVISION             DIVISION              DIVISION
                                           -------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $           38,848   $        2,705,179    $          168,058

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                            15                 (749)                   77
                                           -------------------------------------------------------------

NET ASSETS                                 $           38,833   $        2,705,928    $          167,981
                                           =============================================================

Unit value                                 $            10.35   $            12.00    $             9.72
                                           =============================================================

Units outstanding                                       3,752              225,494                17,282
                                           =============================================================

                                                         NON-AFFILIATED
                                           --------------------------------------------------------------
                                              VAN KAMPEN             VAN KAMPEN            VAN KAMPEN
                                              BANDWIDTH &            BANDWIDTH &        BIOTECHNOLOGY &
                                           TELECOMMUNICATIONS    TELECOMMUNICATIONS      PHARMACEUTICAL
                                              (PINNACLE(TM))      (PINNACLE IV(TM))      (PINNACLE(TM))
                                                 DIVISION             DIVISION              DIVISION
                                           --------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $              574    $           18,898    $          174,435

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                            (1)                   (1)                  (81)
                                           --------------------------------------------------------------

NET ASSETS                                 $              575    $           18,899    $          174,516
                                           ==============================================================

Unit value                                 $             2.17    $             3.20    $             7.06
                                           ==============================================================

Units outstanding                                         265                 5,906                24,719
                                           ==============================================================

SEE ACCOMPANYING NOTES.

                                                                     NON-AFFILIATED
                                           -----------------------------------------------------------------------
                                              VAN KAMPEN       VAN KAMPEN MS      VAN KAMPEN MS     VAN KAMPEN MS
                                           BIOTECHNOLOGY &     HIGH-TECH 35          U.S.               U.S.
                                           PHARMACEUTICAL         INDEX           MULTINATIONAL     MULTINATIONAL
                                          (PINNACLE IV(TM))    (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))
                                              DIVISION            DIVISION          DIVISION           DIVISION
                                           -----------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        30,483    $        38,765    $        31,794   $         9,162

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         (1)                (8)                24                (2)
                                           -----------------------------------------------------------------------

NET ASSETS                                 $        30,484    $        38,773    $        31,770   $         9,164
                                           =======================================================================

Unit value                                 $          7.54    $          6.43    $          5.65   $          6.23
                                           =======================================================================

Units outstanding                                    4,043              6,030              5,623             1,471
                                           =======================================================================

                                             INITIAL CLASS NON-AFFILIATED
                                           ---------------------------------
                                             VIP EQUITY-          VIP II
                                               INCOME           CONTRAFUND
                                            (PINNACLE(TM))    (PINNACLE(TM))
                                               DIVISION          DIVISION
                                           ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $     5,880,570   $    10,653,723

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        965             2,318
                                           ---------------------------------

NET ASSETS                                 $     5,879,605   $    10,651,405
                                           =================================

Unit value                                 $          9.89   $         11.10
                                           =================================

Units outstanding                                  594,500           959,586
                                           =================================

SEE ACCOMPANYING NOTES.

                                              INITIAL CLASS NON-AFFILIATED
                                           ---------------------------------
                                                                 VIP III
                                            VIP III GROWTH        GROWTH
                                               & INCOME        OPPORTUNITY
                                            (PINNACLE(TM))    (PINNACLE(TM))
                                               DIVISION          DIVISION
                                           ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $     4,898,958   $     2,120,403

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        801               585
                                           ---------------------------------

NET ASSETS                                 $     4,898,157   $     2,119,818
                                           =================================

Unit value                                 $          9.99   $          7.17
                                           =================================

Units outstanding                                  490,306           295,651
                                           =================================

                                                          INSTITUTIONAL SHARES NON-AFFILIATED
                                           ----------------------------------------------------------------------
                                                               JANUS ASPEN                         JANUS ASPEN
                                             JANUS ASPEN         CAPITAL           JANUS ASPEN      WORLDWIDE
                                               BALANCED        APPRECIATION       MONEY MARKET        GROWTH
                                            (PINNACLE(TM))    (PINNACLE(TM))     (PINNACLE(TM))    (PINNACLE(TM))
                                               DIVISION          DIVISION           DIVISION         DIVISION
                                           --------------------------------  ------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $    19,419,921   $    11,105,459    $    19,651,088   $     7,468,857

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                      4,501            (1,241)             7,750             2,397
                                           --------------------------------  ------------------------------------

NET ASSETS                                 $    19,415,420   $    11,106,700    $    19,643,338   $     7,466,460
                                           ================================  ====================================

Unit value                                 $         13.87   $         13.37    $         11.69   $          9.58
                                           ================================  ====================================

Units outstanding                                1,399,814           830,718          1,680,354           779,380
                                           ================================  ====================================

SEE ACCOMPANYING NOTES.

                                                          SERVICE CLASS NON-AFFILIATED
                                           ----------------------------------------------------
                                                               VIP III MID       MFS EMERGING
                                              VIP GROWTH           CAP              GROWTH
                                            (PINNACLE(TM))    (PINNACLE(TM))     (PINNACLE(TM))
                                               DIVISION          DIVISION           DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $     2,593,793   $     6,739,842    $       642,124

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                      1,555            (2,276)               645
                                           ----------------------------------------------------

NET ASSETS                                 $     2,592,238   $     6,742,118    $       641,479
                                           ====================================================

Unit value                                 $          5.99   $         14.83    $          4.04
                                           ====================================================

Units outstanding                                  432,761           454,627            158,782
                                           ====================================================

                                                      SERVICE CLASS NON-AFFILIATED
                                           ----------------------------------------------------
                                            MFS EMERGING       MFS INVESTORS     MFS INVESTORS
                                               GROWTH             TRUST              TRUST
                                          (PINNACLE IV(TM))    (PINNACLE(TM))  (PINNACLE IV(TM))
                                              DIVISION            DIVISION         DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $         9,745    $       731,094   $        67,349

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         (9)               502                28
                                           ----------------------------------------------------

NET ASSETS                                 $         9,754    $       730,592   $        67,321
                                           ====================================================

Unit value                                 $          7.44    $          6.24   $          8.18
                                           ====================================================

Units outstanding                                    1,311            117,082             8,230
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                                               SERVICE CLASS NON-AFFILIATED
                                           ---------------------------------------------------------------------
                                             MFS MID CAP       MFS MID CAP         MFS NEW           MFS NEW
                                               GROWTH            GROWTH           DISCOVERY         DISCOVERY
                                            (PINNACLE(TM))  (PINNACLE IV(TM))   (PINNACLE(TM))  (PINNACLE IV(TM))
                                               DIVISION          DIVISION          DIVISION          DIVISION
                                           ---------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       716,771   $       303,516   $       776,399   $        10,342

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         73               121               219                 9
                                           ---------------------------------------------------------------------

NET ASSETS                                 $       716,698   $       303,395   $       776,180   $        10,333
                                           =====================================================================

Unit value                                 $          4.61   $          6.60   $          6.52   $          7.45
                                           =====================================================================

Units outstanding                                  155,466            45,969           119,046             1,387
                                           =====================================================================

                                                           SERVICE CLASS NON-AFFILIATED
                                           ----------------------------------------------------
                                             MFS CAPITAL        MFS CAPITAL      MFS INVESTORS
                                            OPPORTUNITIES      OPPORTUNITIES     GROWTH STOCK
                                            (PINNACLE(TM))   (PINNACLE IV(TM)) (PINNACLE IV(TM))
                                               DIVISION           DIVISION         DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       631,935    $        13,391   $        17,705

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (569)                 -               (11)
                                           ----------------------------------------------------

NET ASSETS                                 $       632,504    $        13,391   $        17,716
                                           ====================================================

Unit value                                 $          5.12    $          7.63   $          7.76
                                           ====================================================

Units outstanding                                  123,536              1,755             2,283
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                              SERVICE CLASS NON-AFFILIATED
                                           ---------------------------------
                                                                MFS TOTAL
                                             MFS RESEARCH        RETURN
                                          (PINNACLE IV(TM)) (PINNACLE IV(TM))
                                              DIVISION          DIVISION
                                           ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $         3,616   $       330,052

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         28                 3
                                           ---------------------------------

NET ASSETS                                 $         3,588   $       330,049
                                           =================================

Unit value                                 $          8.01   $          9.50
                                           =================================

Units outstanding                                      448            34,742
                                           =================================

                                                               SERVICE CLASS 2 NON-AFFILIATED
                                           -----------------------------------------------------------------------
                                                                VIP EQUITY -       VIP GROWTH
                                            VIP CONTRAFUND        INCOME            & INCOME         VIP GROWTH
                                          (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM)) (PINNACLE IV(TM))
                                               DIVISION          DIVISION           DIVISION          DIVISION
                                           -----------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       273,272    $       535,649    $       446,168   $       247,652

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (150)              (176)                27               (53)
                                           -----------------------------------------------------------------------

NET ASSETS                                 $       273,422    $       535,825    $       446,141   $       247,705
                                           =======================================================================

Unit value                                 $          9.17    $          8.54    $          8.72   $          7.39
                                           =======================================================================

Units outstanding                                   29,817             62,743             51,163            33,519
                                           =======================================================================

SEE ACCOMPANYING NOTES.

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                           ----------------------------------------------------
                                              VIP GROWTH                           VIP MONEY
                                            OPPORTUNITIES      VIP MID CAP           MARKET
                                          (PINNACLE IV(TM)) (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                               DIVISION         DIVISION           DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        38,565   $       166,623    $     3,187,585

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                          7               (65)             1,534
                                           ----------------------------------------------------

NET ASSETS                                 $        38,558   $       166,688    $     3,186,051
                                           ====================================================

Unit value                                 $          8.15   $          9.07    $          9.99
                                           ====================================================

Units outstanding                                    4,731            18,378            318,924
                                           ====================================================

                                                     SERVICE SHARES NON-AFFILIATED
                                           ----------------------------------------------------
                                             JANUS ASPEN        JANUS ASPEN
                                             AGGRESSIVE         AGGRESSIVE       JANUS ASPEN
                                                GROWTH            GROWTH           BALANCED
                                            (PINNACLE(TM))   (PINNACLE IV(TM)) (PINNACLE IV(TM))
                                               DIVISION           DIVISION         DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       603,461    $        24,604   $       303,648

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (922)                12                27
                                           ----------------------------------------------------

NET ASSETS                                 $       604,383    $        24,592   $       303,621
                                           ====================================================

Unit value                                 $          3.25    $          8.20   $          9.38
                                           ====================================================

Units outstanding                                  185,964              2,999            32,369
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                                              SERVICE SHARES
                                           -----------------------------------------------------
                                             JANUS ASPEN
                                               CAPITAL          JANUS ASPEN        JANUS ASPEN
                                            APPRECIATION        CORE EQUITY           GROWTH
                                          (PINNACLE IV(TM))  (PINNACLE IV(TM))    (PINNACLE(TM))
                                               DIVISION           DIVISION           DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       223,598    $         3,787    $       504,972

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (107)                (4)               342
                                           -----------------------------------------------------

NET ASSETS                                 $       223,705    $         3,791    $       504,630
                                           =====================================================

Unit value                                 $          8.88    $          8.35    $          4.70
                                           =====================================================

Units outstanding                                   25,192                454            107,368
                                           =====================================================

                                                               SERVICE SHARES
                                           ----------------------------------------------------
                                             JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                                GROWTH        STRATEGIC VALUE   STRATEGIC VALUE
                                          (PINNACLE IV(TM))    (PINNACLE(TM))  (PINNACLE IV(TM))
                                               DIVISION           DIVISION         DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        33,919    $       691,871   $       139,221

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (18)                11                65
                                           ----------------------------------------------------

NET ASSETS                                 $        33,937    $       691,860   $       139,156
                                           ====================================================

Unit value                                 $          7.72    $          6.50   $          7.93
                                           ====================================================

Units outstanding                                    4,396            106,440            17,548
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                            SERVICE SHARES
                                            NON-AFFILIATED    CLASS 1B SHARES NON-AFFILIATED
                                           ---------------   ---------------------------------
                                             JANUS ASPEN        PUTNAM VT         PUTNAM VT
                                              WORLDWIDE          GROWTH &         GROWTH &
                                               GROWTH            INCOME            INCOME
                                          (PINNACLE IV(TM))   (PINNACLE(TM))  (PINNACLE IV(TM))
                                              DIVISION           DIVISION          DIVISION
                                           ---------------   ---------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        74,851   $       407,754   $       150,144

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         23                60                66
                                           ---------------   ---------------------------------

NET ASSETS                                 $        74,828   $       407,694   $       150,078
                                           ===============   =================================

Unit value                                 $          7.92   $          8.50   $          8.42
                                           ===============   =================================

Units outstanding                                    9,448            47,964            17,824
                                           ===============   =================================

                                                       CLASS 1B SHARES NON-AFFILIATED
                                           -----------------------------------------------------
                                              PUTNAM VT          PUTNAM VT
                                            INTERNATIONAL     INTERNATIONAL      PUTNAM VT SMALL
                                               GROWTH             GROWTH            CAP VALUE
                                            (PINNACLE(TM))   (PINNACLE IV(TM))    (PINNACLE(TM))
                                               DIVISION           DIVISION           DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       703,021    $        92,730    $       923,934

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                       (156)                (4)               246
                                           -----------------------------------------------------

NET ASSETS                                 $       703,177    $        92,734    $       923,688
                                           =====================================================

Unit value                                 $          7.87    $          8.67    $          8.15
                                           =====================================================

Units outstanding                                   89,349             10,696            113,336
                                           =====================================================

SEE ACCOMPANYING NOTES.

                                                        CLASS 1B SHARES NON-AFFILIATED
                                           -----------------------------------------------------
                                           PUTNAM VT SMALL       PUTNAM VT          PUTNAM VT
                                              CAP VALUE          VOYAGER II         VOYAGER II
                                          (PINNACLE IV(TM))    (PINNACLE(TM))   (PINNACLE IV(TM))
                                               DIVISION          DIVISION           DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       152,560    $       119,978    $         1,088

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (21)               (28)                 2
                                           -----------------------------------------------------

NET ASSETS                                 $       152,581    $       120,006    $         1,086
                                           =====================================================

Unit value                                 $          8.39    $          8.21    $          7.70
                                           =====================================================

Units outstanding                                   18,186             14,617                141
                                           =====================================================

                                                        CLASS A SHARES NON-AFFILIATED
                                           ----------------------------------------------------
                                               SCUDDER            SCUDDER          SCUDDER
                                             EAFE EQUITY        EAFE EQUITY       EQUITY 500
                                               INDEX               INDEX            INDEX
                                            (PINNACLE(TM))   (PINNACLE IV(TM))   (PINNACLE(TM))
                                               DIVISION          DIVISION           DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       476,022    $        36,495   $    12,355,520

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (36)                 7             6,539
                                           ----------------------------------------------------

NET ASSETS                                 $       476,058    $        36,488   $    12,348,981
                                           ====================================================

Unit value                                 $          7.05    $          8.39   $          9.25
                                           ====================================================

Units outstanding                                   67,526              4,349         1,335,025
                                           ====================================================

SEE ACCOMPANYING NOTES.

                                                         CLASS A SHARES NON-AFFILIATED
                                           -----------------------------------------------------
                                            SCUDDER EQUITY     SCUDDER SMALL      SCUDDER SMALL
                                              500 INDEX          CAP INDEX         CAP INDEX
                                          (PINNACLE IV(TM))    (PINNACLE(TM))   (PINNACLE IV(TM))
                                               DIVISION           DIVISION          DIVISION
                                           -----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $       475,569    $     4,954,869    $        42,572

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                        (92)            (2,097)                15
                                           -----------------------------------------------------

NET ASSETS                                 $       475,661    $     4,956,966    $        42,557
                                           =====================================================

Unit value                                 $          8.12    $          8.43    $          8.32
                                           =====================================================

Units outstanding                                   58,579            588,015              5,115
                                           =====================================================

                                                      CLASS B SHARES NON-AFFILIATED
                                           ----------------------------------------------------
                                             SCUDDER EAFE      SCUDDER EQUITY    SCUDDER SMALL
                                            EQUITY INDEX         500 INDEX         CAP INDEX
                                          (PINNACLE IV(TM))  (PINNACLE IV(TM)) (PINNACLE IV(TM))
                                               DIVISION           DIVISION          DIVISION
                                           ----------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $190,189,767)         $        20,808    $       312,535   $        27,832

LIABILITIES
Payable to (receivable from) the general
  account of National Integrity                         (4)                20                 2
                                           ----------------------------------------------------

NET ASSETS                                 $        20,812    $       312,515   $        27,830
                                           ====================================================

Unit value                                 $          7.78    $          8.35   $          7.61
                                           ====================================================

Units outstanding                                    2,675             37,427             3,657
                                           ====================================================

SEE ACCOMPANYING NOTES.

        Separate Account II of National Integrity Life Insurance Company

                             Statement of Operations

                         Periods Ended December 31, 2002

                                                                                   GABELLI LARGE
                                                                GABELLI LARGE        CAP VALUE        HARRIS BRETALL
                                                                  CAP VALUE      (PINNACLE IV(TM))  SULLIVAN & SMITH
                                                                (PINNACLE(TM))       DIVISION         (PINNACLE(TM))
                                                TOTAL              DIVISION        -FEBRUARY 20*-       DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $     2,903,560    $         1,579    $           156    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                        2,535,668             37,902              2,305             72,498
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        367,892            (36,323)            (2,149)           (72,498)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                            (26,136,803)        (1,631,119)           (21,897)        (6,114,455)
    Net unrealized appreciation
      (depreciation) of investments:
         Beginning of period                    (19,385,243)          (505,600)                 -         (5,376,257)
         End of period                          (22,918,282)          (110,177)           (24,385)        (1,466,844)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period           (3,533,039)           395,423            (24,385)         3,909,413
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                         (29,669,842)        (1,235,696)           (46,282)        (2,205,042)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $   (29,301,950)   $    (1,272,019)   $       (48,431)   $    (2,277,540)
                                            ========================================================================

                                             HARRIS BRETALL
                                           SULLIVAN & SMITH     THIRD AVENUE        THIRD AVENUE
                                           (PINNACLE IV(TM))        VALUE              VALUE
                                                DIVISION        (PINNACLE(TM))   (PINNACLE IV(TM))
                                             -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                            -----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $       161,304    $        14,935

EXPENSES
  Mortality and expense risk and
    administrative charges                              557            141,564              7,881
                                            -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (557)            19,740              7,054

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (586)          (202,350)           (10,842)
    Net unrealized appreciation
      (depreciation) of investments:
         Beginning of period                              -            562,891                  -
         End of period                              (11,401)        (1,485,022)          (125,708)
                                            -----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period              (11,401)        (2,047,913)          (125,708)
                                            -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (11,987)        (2,250,263)          (136,550)
                                            -----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $       (12,544)   $    (2,230,523)   $      (129,496)
                                            =====================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                 BARON SMALL        TOUCHSTONE
                                              BARON SMALL         CAP VALUE           BALANCED          TOUCHSTONE
                                               CAP VALUE      (PINNACLE IV(TM))  (PINNACLE IV(TM))       BALANCED
                                             (PINNACLE(TM))       DIVISION            DIVISION        (PINNACLE(TM))
                                                DIVISION        -FEBRUARY 20*-        -MAY 7*-           DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $             -    $             -    $         8,950

EXPENSES
  Mortality and expense risk and
    administrative charges                           51,625              1,585                  2              1,693
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (51,625)            (1,585)                (2)             7,257

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                238,302             (2,720)                41             (8,139)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                         394,610                  -                  -                  -
        End of period                              (391,951)           (19,587)                 -             13,187
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period             (786,561)           (19,587)                 -             13,187
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (548,259)           (22,307)                41              5,048
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $      (599,884)   $       (23,892)   $            39    $        12,305
                                            ========================================================================

                                                                                    TOUCHSTONE
                                              TOUCHSTONE                             EMERGING          TOUCHSTONE
                                                BOND              TOUCHSTONE          GROWTH            EMERGING
                                           (PINNACLE IV(TM))        BOND         (PINNACLE IV(TM))       GROWTH
                                               DIVISION         (PINNACLE(TM))       DIVISION         (PINNACLE(TM))
                                               -MAY 7*-            DIVISION          -MAY 7*-           DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $        13,035    $        65,331    $           561    $           286

EXPENSES
  Mortality and expense risk and
    administrative charges                              171              4,638                 63                 68
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         12,864             60,693                498                218

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      1             16,106                 (5)              (229)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                               -                  -                  -                  -
        End of period                               (10,690)           (48,282)            (1,416)              (239)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period              (10,690)           (48,282)            (1,416)              (239)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (10,689)           (32,176)            (1,421)              (468)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         2,175    $        28,517    $          (923)   $          (250)
                                            ========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                                    TOUCHSTONE
                                               TOUCHSTONE                            GROWTH &           TOUCHSTONE
                                               ENHANCED 30        TOUCHSTONE          INCOME            GROWTH &
                                           (PINNACLE IV(TM))      ENHANCED 30     (PINNACLE IV(TM))      INCOME
                                                DIVISION        (PINNACLE(TM))       DIVISION         (PINNACLE(TM))
                                                -MAY 7*-           DIVISION          -MAY 7*-           DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $            21    $            33    $            98    $         1,544

EXPENSES
  Mortality and expense risk and
    administrative charges                                1                142                181              2,080
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             20               (109)               (83)              (536)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      -            (12,768)            (1,472)           (38,442)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -                  -                  -                  -
      End of period                                     (67)              (136)              (124)            (1,034)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                  (67)              (136)              (124)            (1,034)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                 (67)           (12,904)            (1,596)           (39,476)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $           (47)   $       (13,013)   $        (1,679)   $       (40,012)
                                            ========================================================================

                                                                  TOUCHSTONE         TOUCHSTONE
                                               TOUCHSTONE        GROWTH/VALUE      HIGH YIELD           TOUCHSTONE
                                              GROWTH/VALUE    (PINNACLE IV(TM))  (PINNACLE IV(TM))      HIGH YIELD
                                             (PINNACLE(TM))        DIVISION          DIVISION         (PINNACLE(TM))
                                               DIVISION            -MAY 7*-          -MAY 7*-           DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $             -    $        14,623    $       330,776

EXPENSES
  Mortality and expense risk and
    administrative charges                               25                 18              1,462             34,200
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            (25)               (18)            13,161            296,576

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (4,274)                 2               (160)           (66,184)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -                  -                  -                  -
      End of period                                       -               (110)           (11,710)          (259,847)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    -               (110)           (11,710)          (259,847)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (4,274)              (108)           (11,870)          (326,031)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (4,299)   $          (126)   $         1,291    $       (29,455)
                                            ========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                               TOUCHSTONE         TOUCHSTONE
                                             INTERNATIONAL        LARGE CAP          TOUCHSTONE         TOUCHSTONE
                                                 EQUITY            GROWTH           MONEY MARKET      MONEY MARKET
                                             (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))    (PINNACLE(TM))
                                                DIVISION           DIVISION          DIVISION            DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $           440    $             -    $           164    $         5,411

EXPENSES
  Mortality and expense risk and
    administrative charges                              661                 46                187              5,399
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (221)               (46)               (23)                12

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 55,385             (3,175)                 -                  -
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -                  -                  -                  -
      End of period                                    (927)                 -                  -                  1
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (927)                 -                  -                  1
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              54,458             (3,175)                 -                  1
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        54,237    $        (3,221)   $           (23)   $            13
                                            ========================================================================

                                               TOUCHSTONE
                                               SMALL CAP          TOUCHSTONE
                                                 VALUE           VALUE PLUS          JPM BOND           JPM BOND
                                             (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))
                                                DIVISION           DIVISION          DIVISION           DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $             5    $        71,267    $         1,184

EXPENSES
  Mortality and expense risk and
    administrative charges                              765                  2            154,933              8,083
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           (765)                 3            (83,666)            (6,899)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (7,419)                 -           (190,667)             4,156
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -                  -           (503,912)                 -
      End of period                                    (667)               (22)           581,826             52,676
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (667)               (22)         1,085,738             52,676
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (8,086)               (22)           895,071             56,832
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (8,851)   $           (19)   $       811,405    $        49,933
                                            ========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                  JPM                JPM            JPM MID CAP       MORGAN STANLEY
                                             INTERNATIONAL      INTERNATIONAL          VALUE            HIGH YIELD
                                             OPPORTUNITIES      OPPORTUNITIES    (PINNACLE IV(TM))   (PINNACLE(TM))
                                             (PINNACLE(TM))   (PINNACLE IV(TM))      DIVISION           DIVISION
                                                DIVISION           DIVISION          -MAY 7*-          -APRIL 30**-
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $         2,336    $             9    $             -    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                            8,698                 83                 20             19,071
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         (6,362)               (74)               (20)           (19,071)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                (93,627)               (57)                 -         (1,093,636)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                            13,322                  -                  -         (1,036,664)
      End of period                                  29,834               (906)                42                  -
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period               16,512               (906)                42          1,036,664
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (77,115)              (963)                42            (56,972)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $       (83,477)   $        (1,037)   $            22    $       (76,043)
                                            ========================================================================

                                                                                    VAN KAMPEN
                                             MORGAN STANLEY      VAN KAMPEN          EMERGING          VAN KAMPEN
                                               HIGH YIELD          EMERGING         MARKETS DEBT        U.S. REAL
                                           (PINNACLE IV(TM))    MARKETS DEBT     (PINNACLE IV(TM))       ESTATE
                                               DIVISION         (PINNACLE(TM))       DIVISION         (PINNACLE(TM))
                                              -APRIL 30**-        DIVISION         -FEBRUARY 20*-       DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $        66,241    $         2,589    $       144,763

EXPENSES
  Mortality and expense risk and
    administrative charges                               34             10,571                126             29,031
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            (34)            55,670              2,463            115,732

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (214)           (14,909)               (20)           (29,584)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -            (28,583)                 -              9,590
      End of period                                       -            (13,319)              (240)          (181,561)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    -             15,264               (240)          (191,151)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                (214)               355               (260)          (220,735)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $          (248)   $        56,025    $         2,203    $      (105,003)
                                            ========================================================================

SEE ACCOMPANYING NOTES.

*  - 2002 inception date of division.

** - 2002 close date for divison.

Note:  Year ended unless otherwise noted.

                                               VAN KAMPEN                            VAN KAMPEN
                                               U.S. REAL           VAN KAMPEN       BANDWIDTH &         VAN KAMPEN
                                                ESTATE           BANDWIDTH &    TELECOMMUNICATIONS    BIOTECHNOLOGY
                                           (PINNACLE IV(TM)) TELECOMMUNICATIONS  (PINNACLE IV(TM))    PHARMACEUTICAL
                                                DIVISION         (PINNACLE(TM))      DIVISION         (PINNACLE(TM))
                                             -FEBRUARY 20*-        DIVISION       -FEBRUARY 20*-         DIVISION
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $         8,467    $           304    $         9,486    $         8,653

EXPENSES
  Mortality and expense risk and
    administrative charges                              796                  6                146              5,033
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          7,671                298              9,340              3,620

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (366)               (10)              (392)          (297,973)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -                  -                  -              5,410
      End of period                                 (10,539)            (1,095)            (8,224)            (8,422)
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period              (10,539)            (1,095)            (8,224)           (13,832)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (10,905)            (1,105)            (8,616)          (311,805)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (3,234)   $          (807)   $           724    $      (308,185)
                                            ========================================================================

                                               VAN KAMPEN                                              VAN KAMPEN
                                             BIOTECHNOLOGY                          VAN KAMPEN        MS HIGH-TECH
                                             PHARMACEUTICAL      VAN KAMPEN        MS HIGH-TECH         35 INDEX
                                           (PINNACLE IV(TM))      INTERNET           35 INDEX        (PINNACLE IV(TM))
                                               DIVISION         (PINNACLE(TM))     (PINNACLE(TM))       DIVISION
                                             -FEBRUARY 20*-        DIVISION          DIVISION         -FEBRUARY 20*-
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $           255    $             -    $           402    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                              106                113                712                 14
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            149               (113)              (310)               (14)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                    (69)           (10,531)           (29,583)              (596)
    Net unrealized appreciation
      (depreciation) of investments:

      Beginning of period                                 -              1,101              1,286                  -
      End of period                                  (2,161)                 -             (3,039)                 -
                                            ------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period               (2,161)            (1,101)            (4,325)                 -
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (2,230)           (11,632)           (33,908)              (596)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (2,081)   $       (11,745)   $       (34,218)   $          (610)
                                            ========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                  VAN KAMPEN
                                               VAN KAMPEN          MS U.S.
                                                MS U.S.         MULTINATIONAL
                                            MULTINATIONAL     (PINNACLE IV(TM))
                                             (PINNACLE(TM))       DIVISION
                                               DIVISION         -FEBRUARY 20*-
                                            ----------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $         1,329    $           206

EXPENSES
  Mortality and expense risk and
    administrative charges                              281                 62
                                            ----------------------------------
NET INVESTMENT INCOME (LOSS)                          1,048                144

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (130)            (2,072)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                               -                  -
        End of period                               (17,476)                (3)
                                            ----------------------------------
      Change in net unrealized appreciation
        (depreciation) during the period            (17,476)                (3)
                                            ----------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (17,606)            (2,075)
                                            ----------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $       (16,558)   $        (1,931)
                                            ==================================

                                                                        INITIAL CLASS
                                            ---------------------------------------------------------------------
                                              VIP EQUITY-          VIP II      VIP III GROWTH     VIP III GROWTH
                                                INCOME           CONTRAFUND      & INCOME          OPPORTUNITY
                                             (PINNACLE(TM))     (PINNACLE(TM)) (PINNACLE(TM))     (PINNACLE(TM))
                                               DIVISION            DIVISION       DIVISION          DIVISION
                                            ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $       297,826    $        82,433 $       96,265    $        32,609

EXPENSES
  Mortality and expense risk and
    administrative charges                           96,855            136,239         85,409             37,503
                                            ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        200,971            (53,806)        10,856             (4,894)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                               (666,395)          (984,394)    (1,470,218)        (1,374,136)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                        (797,359)        (1,135,897)      (554,669)          (760,671)
        End of period                            (1,821,565)        (1,235,414)      (461,755)          (139,047)
                                            ---------------------------------------------------------------------
      Change in net unrealized appreciation
        (depreciation) during the period         (1,024,206)           (99,517)         92,914            621,624
                                            ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                          (1,690,601)        (1,083,911)    (1,377,304)          (752,512)
                                            ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $    (1,489,630)   $    (1,137,717) $  (1,366,448)   $      (757,406)
                                            =====================================================================

                                                    INSTITUTIONAL SHARES
                                              ----------------------------------
                                                                   JANUS ASPEN
                                                JANUS ASPEN        CAPITAL
                                                  BALANCED        APPRECIATION
                                               (PINNACLE(TM))     (PINNACLE(TM))
                                                 DIVISION           DIVISION
                                              ----------------------------------
INVESTMENT INCOME
  Reinvested dividends                        $       518,115    $        75,913

EXPENSES
  Mortality and expense risk and
    administrative charges                            295,624            185,480
                                              ----------------------------------
NET INVESTMENT INCOME (LOSS)                          222,491           (109,567)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                               (1,074,202)        (2,808,420)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                        (2,702,732)        (6,010,165)
        End of period                              (3,714,258)        (5,739,097)
                                              ----------------------------------
      Change in net unrealized appreciation
        (depreciation) during the period           (1,011,526)           271,068
                                              ----------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (2,085,728)        (2,537,352)
                                              ----------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $    (1,863,237)   $    (2,646,919)
                                              ==================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                    INSTITUTIONAL SHARES
                                            ----------------------------------
                                                                 JANUS ASPEN
                                              JANUS ASPEN         WORLDWIDE
                                             MONEY MARKET          GROWTH
                                              (PINNACLE(TM))    (PINNACLE(TM))
                                               DIVISION            DIVISION
                                            ----------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $       452,647    $        85,386

EXPENSES
  Mortality and expense risk and
    administrative charges                          377,678            136,805
                                            ----------------------------------
NET INVESTMENT INCOME (LOSS)                         74,969            (51,419)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      -         (2,436,569)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                              26         (1,167,218)
        End of period                                    26         (1,899,540)
                                            ----------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    -           (732,322)
                                            ----------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                   -         (3,168,891)
                                            ----------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        74,969    $    (3,220,310)
                                            ==================================

                                                                SERVICE CLASS
                                            -----------------------------------------------------
                                                                 VIP III MID        MFS EMERGING
                                              VIP GROWTH             CAP              GROWTH
                                             (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))
                                                DIVISION          DIVISION           DIVISION
                                            -----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $         5,176    $        59,229    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                           42,369             93,557             11,020
                                            -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (37,193)           (34,328)           (11,020)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                             (1,040,975)            (8,546)           (40,267)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                        (131,559)           813,080             23,177
        End of period                              (371,929)            28,519           (303,551)
                                            -----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period             (240,370)          (784,561)          (326,728)
                                            -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                          (1,281,345)          (793,107)          (366,995)
                                            -----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $    (1,318,538)   $      (827,435)   $      (378,015)
                                            =====================================================

                                                               SERVICE CLASS
                                            -----------------------------------------------------
                                            MFS EMERGING                           MFS INVESTORS
                                                GROWTH          MFS INVESTORS         TRUST
                                            (PINNACLE IV(TM))      TRUST        (PINNACLE IV(TM))
                                               DIVISION         (PINNACLE(TM))        DIVISION
                                             -FEBRUARY 20*-       DIVISION         -FEBRUARY 20*-
                                            -----------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $         4,465    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                               73             13,475                337
                                            -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            (73)            (9,010)              (337)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (1,082)          (217,056)               (28)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                               -             23,175                  -
        End of period                                  (622)           (24,186)            (3,074)
                                            -----------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (622)           (47,361)            (3,074)
                                            -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (1,704)          (264,417)            (3,102)
                                            -----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (1,777)   $      (273,427)   $        (3,439)
                                            =====================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                       SERVICE CLASS
                                            ------------------------------------------------------------------------
                                                                 MFS MID CAP                            MFS NEW
                                              MFS MID CAP           GROWTH           MFS NEW           DISCOVERY
                                                GROWTH         (PINNACLE IV(TM))    DISCOVERY       (PINNACLE IV(TM))
                                             (PINNACLE(TM))      DIVISION          (PINNACLE(TM))        DIVISION
                                                DIVISION        -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $             -    $             -    $             -

EXPENSES
  Mortality and expense risk and
    administrative charges                           14,114              2,040             15,301                100
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (14,114)            (2,040)           (15,301)              (100)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                               (484,929)            (1,379)          (420,907)               (23)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                          (2,022)                 -             25,470                  -
        End of period                              (205,639)           (43,174)           (48,382)            (2,449)
                                            ------------------------------------------------------------------------

    Change in net unrealized appreciation
      (depreciation) during the period             (203,617)           (43,174)           (73,852)            (2,449)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (688,546)           (44,553)          (494,759)            (2,472)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $      (702,660)   $       (46,593)   $      (510,060)   $        (2,572)
                                            ========================================================================

                                                                 SERVICE CLASS
                                            ------------------------------------------------------------------------
                                                                 MFS CAPITAL       MFS INVESTORS
                                              MFS CAPITAL      OPPORTUNITIES       GROWTH STOCK       MFS RESEARCH
                                             OPPORTUNITIES    (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                             (PINNACLE(TM))        DIVISION          DIVISION           DIVISION
                                               DIVISION         -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-
                                            ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             -    $             -    $             -    $             5

EXPENSES
  Mortality and expense risk and
    administrative charges                           10,748                 98                 46                 51
                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (10,748)               (98)               (46)               (46)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                               (506,287)               (29)                (6)              (108)
    Net unrealized appreciation
      (depreciation) of investments:

        Beginning of period                        (256,161)                 -                  -                  -
        End of period                               (86,829)            (1,635)              (793)            (1,109)
                                            ------------------------------------------------------------------------

    Change in net unrealized appreciation
      (depreciation) during the period              169,332             (1,635)              (793)            (1,109)
                                            ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (336,955)            (1,664)              (799)            (1,217)
                                            ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $      (347,703)   $        (1,762)   $          (845)   $        (1,263)
                                            ========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                              SERVICE CLASS                           SERVICE CLASS 2
                                            -----------------   ---------------------------------------------------------
                                                MFS TOTAL                             VIP EQUITY-        VIP GROWTH &
                                                 RETURN          VIP CONTRAFUND          INCOME              INCOME
                                            (PINNACLE IV(TM))   (PINNACLE IV(TM))   (PINNACLE IV(TM))   (PINNACLE IV(TM))
                                                DIVISION            DIVISION            DIVISION            DIVISION
                                             -FEBRUARY 20*-      -FEBRUARY 20*-      -FEBRUARY 20*-      -FEBRUARY 20*-
                                            -----------------   ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             906   $               -   $               -   $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                              1,815               1,150               3,007               3,133
                                            -----------------   ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             (909)             (1,150)             (3,007)             (3,133)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (1,436)             (1,059)             (3,140)             (2,256)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -                   -                   -                   -
        End of period                                  (4,936)             (6,052)            (38,007)            (26,524)
                                            -----------------   ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (4,936)             (6,052)            (38,007)            (26,524)
                                            -----------------   ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                (6,372)             (7,111)            (41,147)            (28,780)
                                            -----------------   ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $          (7,281)  $          (8,261)  $         (44,154)  $         (31,913)
                                            =================   =========================================================

                                                                             SERVICE CLASS 2
                                            -----------------------------------------------------------------------------
                                                                   VIP GROWTH                              VIP MONEY
                                               VIP GROWTH         OPPORTUNITIES        VIP MID CAP           MARKET
                                            (PINNACLE IV(TM))   (PINNACLE IV(TM))   (PINNACLE IV(TM))   (PINNACLE IV(TM))
                                                DIVISION            DIVISION            DIVISION            DIVISION
                                             -FEBRUARY 20*-      -FEBRUARY 20*-      -FEBRUARY 20*-      -FEBRUARY 20*-
                                            -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $               -   $               -   $          17,942

EXPENSES
  Mortality and expense risk and
    administrative charges                                831                 380               1,051              19,908
                                            -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             (831)               (380)             (1,051)             (1,966)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (3,810)               (432)             (2,440)                  -
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -                   -                   -                   -
        End of period                                 (11,224)             (5,905)             (6,369)                  -
                                            -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (11,224)             (5,905)             (6,369)                  -
                                            -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                               (15,034)             (6,337)             (8,809)                  -
                                            -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         (15,865)  $          (6,717)  $          (9,860)  $          (1,966)
                                            =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                SERVICE SHARES
                                            -----------------------------------------------------------------------------
                                                                  JANUS ASPEN                             JANUS ASPEN
                                              JANUS ASPEN          AGGRESSIVE         JANUS ASPEN           CAPITAL
                                               AGGRESSIVE            GROWTH             BALANCED          APPRECIATION
                                                 GROWTH          (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                             (PINNACLE(TM))         DIVISION            DIVISION            DIVISION
                                                DIVISION         -FEBRUARY 20*-      -FEBRUARY 20*-      -FEBRUARY 20*-
                                            -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $               -   $           4,000   $             483

EXPENSES
  Mortality and expense risk and
    administrative charges                             10,728                 152               1,727               1,738
                                            -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          (10,728)               (152)              2,273              (1,255)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (247,391)                (49)               (802)               (492)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                          (123,128)                  -                   -                   -
        End of period                                (158,790)             (1,927)             (8,992)            (17,844)
                                            -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (35,662)             (1,927)             (8,992)            (17,844)
                                            -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (283,053)             (1,976)             (9,794)            (18,336)
                                            -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (293,781)  $          (2,128)  $          (7,521)  $         (19,591)
                                            =============================================================================

                                                                 SERVICE SHARES
                                            ---------------------------------------------------------

                                              JANUS ASPEN                             JANUS ASPEN
                                               CORE EQUITY         JANUS ASPEN           GROWTH
                                            (PINNACLE IV(TM))        GROWTH        (PINNACLE IV(TM))
                                                DIVISION         (PINNACLE(TM))         DIVISION
                                             -FEBRUARY 20*-         DIVISION         -FEBRUARY 20*-
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               3   $               -   $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                                  1               9,236                 234
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                2              (9,236)               (234)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                        -            (116,567)                 94
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -              (8,986)                  -
        End of period                                     (43)           (132,980)             (4,966)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                    (43)           (123,994)             (4,966)
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                   (43)           (240,561)             (4,872)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $             (41)  $        (249,797)  $          (5,106)
                                            =========================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                            SERVICE SHARES
                                            ---------------------------------------------------------
                                                                                     JANUS ASPEN
                                                                  JANUS ASPEN          WORLDWIDE
                                              JANUS ASPEN       STRATEGIC VALUE         GROWTH
                                             STRATEGIC VALUE    (PINNACLE IV(TM))   (PINNACLE IV(TM))
                                             (PINNACLE(TM))         DIVISION            DIVISION
                                                DIVISION         -FEBRUARY 20*-      -FEBRUARY 20*-
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $               -   $             394

EXPENSES
  Mortality and expense risk and
    administrative charges                             11,722                 730                 600
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          (11,722)               (730)               (206)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                  (59,709)             (1,035)             (3,152)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                            45,649                   -                   -
        End of period                                (146,371)             (4,565)             (8,720)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period               (192,020)             (4,565)             (8,720)
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (251,729)             (5,600)            (11,872)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (263,451)  $          (6,330)  $         (12,078)
                                            =========================================================

                                                                CLASS 1B SHARES
                                            --------------------------------------------------------
                                                                   PUTNAM VT
                                               PUTNAM VT            GROWTH &            PUTNAM VT
                                               GROWTH &              INCOME           INTERNATIONAL
                                                INCOME          (PINNACLE IV(TM))        GROWTH
                                             (PINNACLE(TM))         DIVISION         (PINNACLE(TM))
                                                DIVISION         -FEBRUARY 20*-         DIVISION
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $          13,224   $             272   $             960

EXPENSES
  Mortality and expense risk and
    administrative charges                              8,089                 998               4,610
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            5,135                (726)             (3,650)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (124,140)             (3,203)            (57,411)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                             5,601                   -               1,028
        End of period                                  32,976              (7,941)              8,059
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 27,375              (7,941)              7,031
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                               (96,765)            (11,144)            (50,380)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         (91,630)  $         (11,870)  $         (54,030)
                                            =========================================================

                                                        CLASS 1B SHARES
                                            -------------------------------------
                                               PUTNAM VT
                                              INTERNATIONAL        PUTNAM VT
                                                 GROWTH             SMALL CAP
                                            (PINNACLE IV(TM))        VALUE
                                                DIVISION         (PINNACLE(TM))
                                             -FEBRUARY 20*-         DIVISION
                                            -------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $               -   $          14,370

EXPENSES
  Mortality and expense risk and
    administrative charges                                361              14,219
                                            -------------------------------------
NET INVESTMENT INCOME (LOSS)                             (361)                151
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      (55)           (178,459)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -              37,145
        End of period                                  (3,872)           (105,850)
                                            -------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (3,872)           (142,995)
                                            -------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                (3,927)           (321,454)
                                            -------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $          (4,288)  $        (321,303)
                                            =====================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                          CLASS 1B SHARES
                                            -----------------------------------------------------------------------------
                                               PUTNAM VT
                                               SMALL CAP                                                   PUTNAM VT
                                                 VALUE             PUTNAM VT           PUTNAM VT          VOYAGER II
                                            (PINNACLE IV(TM))      TECHNOLOGY          VOYAGER II       (PINNACLE IV(TM))
                                                DIVISION         (PINNACLE(TM))      (PINNACLE(TM))         DIVISION
                                             -FEBRUARY 20*-         DIVISION            DIVISION         -FEBRUARY 20*-
                                            -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             311   $               -   $               -   $               -

EXPENSES
  Mortality and expense risk and
    administrative charges                              1,089               3,647               2,142                   6
                                            -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             (778)             (3,647)             (2,142)                 (6)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (3,516)           (220,956)            (26,067)                 (2)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                 -              (4,554)                123                   -
        End of period                                 (18,373)                  -               1,726                 (74)
                                            -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (18,373)              4,554               1,603                 (74)
                                            -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                               (21,889)           (216,402)            (24,464)                (76)
                                            -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         (22,667)  $        (220,049)  $         (26,606)  $             (82)
                                            =============================================================================

                                                                   CLASS A
                                            ---------------------------------------------------------

                                                                 SCUDDER EAFE
                                             SCUDDER EAFE        EQUITY INDEX       SCUDDER EQUITY
                                              EQUITY INDEX      (PINNACLE IV(TM))       500 INDEX
                                             (PINNACLE(TM))         DIVISION         (PINNACLE(TM))
                                                DIVISION         -FEBRUARY 20*-         DIVISION
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $           7,665   $             588   $         144,521

EXPENSES
  Mortality and expense risk and
    administrative charges                              8,625                 394             189,540
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             (960)                194             (45,019)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                 (131,688)                (60)         (2,206,194)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                             3,094                   -            (557,277)
        End of period                                  12,975             (10,146)         (1,796,261)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                  9,881             (10,146)         (1,238,984)
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                              (121,807)            (10,206)         (3,445,178)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $        (122,767)  $         (10,012)  $      (3,490,197)
                                            =========================================================

SEE ACCOMPANYING NOTES
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                    CLASS A
                                            ---------------------------------------------------------
                                              SCUDDER EQUITY                          SCUDDER SMALL
                                                500 INDEX         SCUDDER SMALL        CAP INDEX
                                            (PINNACLE IV(TM))       CAP INDEX       (PINNACLE IV(TM))
                                                DIVISION         (PINNACLE(TM))         DIVISION
                                             -FEBRUARY 20*-         DIVISION         -FEBRUARY 20*-
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $           5,423   $          41,824   $             358

EXPENSES
  Mortality and expense risk and
    administrative charges                              4,656              66,872                 326
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              767             (25,048)                 32

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                   (3,254)            375,806                (520)
    Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                                   -             312,393                   -
      End of period                                   (96,179)           (714,301)             (6,389)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                (96,179)         (1,026,694)             (6,389)
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                               (99,433)           (650,888)             (6,909)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $         (98,666)  $        (675,936)  $          (6,877)
                                            =========================================================

                                                                   CLASS B
                                            ---------------------------------------------------------
                                             SCUDDER EAFE        SCUDDER EQUITY       SCUDDER SMALL
                                              EQUITY INDEX          500 INDEX           CAP INDEX
                                            (PINNACLE IV(TM))   (PINNACLE IV(TM))   (PINNACLE IV(TM))
                                                DIVISION            DIVISION            DIVISION
                                               -JULY 30*-          -JULY 30*-          -JULY 30*-
                                            ---------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                      $             301   $           3,016   $             187

EXPENSES
  Mortality and expense risk and
    administrative charges                                104               1,162                 123
                                            ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              197               1,854                  64

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                      (16)               (738)                (19)
    Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                                   -                   -                   -
      End of period                                    (1,703)            (12,386)             (1,060)
                                            ---------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                 (1,703)            (12,386)             (1,060)
                                            ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                (1,719)            (13,124)             (1,079)
                                            ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $          (1,522)  $         (11,270)  $          (1,015)
                                            =========================================================

SEE ACCOMPANYING NOTES
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2002


                                                                                               GABELLI LARGE CAP
                                                                          GABELLI LARGE CAP        VALUE
                                                                              VALUE            (PINNACLE IV(TM))
                                                                          (PINNACLE(TM))           DIVISION
                                                           TOTAL             DIVISION          -FEBRUARY 20*-
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         367,892    $         (36,323)   $          (2,149)
  Net realized gain (loss) on sales of investments         (26,136,803)          (1,631,119)             (21,897)
  Change in net unrealized appreciation
    (depreciation) during the period                        (3,533,039)             395,423              (24,385)
                                                     -----------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (29,301,950)          (1,272,019)             (48,431)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                       12,308,772               46,094              221,674
  Contract terminations and benefits                       (20,084,819)            (396,329)                (364)
  Net transfers among investment options                     5,879,096             (154,505)             101,821
  Contract maintenance charges                                 (72,464)              (1,652)                   -
                                                     -----------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (1,969,415)            (506,392)             323,131
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (31,271,365)          (1,778,411)             274,700

Net assets, beginning of year                              198,517,583            3,546,504                    -
                                                     -----------------------------------------------------------

NET ASSETS, END OF YEAR                              $     167,246,218    $       1,768,093    $         274,700
                                                     ===========================================================

UNIT TRANSACTIONS
  Units purchased                                                                     3,879               23,621
  Units redeemed                                                                    (38,015)                 (47)
  Units transferred                                                                 (35,445)              12,714
                                                                                    ----------------------------
Net increase (decrease) in units                                                    (69,581)              36,288
                                                                                    ============================

                                                                            HARRIS BRETALL
                                                     HARRIS BRETALL        SULLIVAN & SMITH
                                                     SULLIVAN & SMITH     (PINNACLE IV(TM))
                                                      (PINNACLE(TM))           DIVISION
                                                        DIVISION            -FEBRUARY 20*-
                                                     --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         (72,498)   $            (557)
  Net realized gain (loss) on sales of investments          (6,114,455)                (586)
  Change in net unrealized appreciation
    (depreciation) during the period                         3,909,413              (11,401)
                                                     --------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (2,277,540)             (12,544)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                           88,681               47,598
  Contract terminations and benefits                          (294,565)                (180)
  Net transfers among investment options                      (994,908)              37,565
  Contract maintenance charges                                  (2,312)                   -
                                                     --------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (1,203,104)              84,983
                                                     --------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           (3,480,644)              72,439

Net assets, beginning of year                                6,993,007                    -
                                                     --------------------------------------

NET ASSETS, END OF YEAR                              $       3,512,363    $          72,439
                                                     ======================================

UNIT TRANSACTIONS
  Units purchased                                                4,875                5,429
  Units redeemed                                               (19,433)                 (24)
  Units transferred                                            (83,755)               4,656
                                                     --------------------------------------
Net increase (decrease) in units                               (98,313)              10,061
                                                     ======================================


                                                     THIRD AVENUE VALUE    THIRD AVENUE VALUE
                                                        (PINNACLE(TM))     (PINNACLE IV(TM))
                                                           DIVISION          -FEBRUARY 20*-
                                                     ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           19,740    $           7,054
  Net realized gain (loss) on sales of investments             (202,350)             (10,842)
  Change in net unrealized appreciation
    (depreciation) during the period                         (2,047,913)            (125,708)
                                                     ---------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (2,230,523)            (129,496)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                           325,439              947,256
  Contract terminations and benefits                         (1,085,338)             (10,829)
  Net transfers among investment options                        267,861              350,089
  Contract maintenance charges                                   (4,951)                   -
                                                     ---------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           (496,989)           1,286,516
                                                     ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (2,727,512)           1,157,020

Net assets, beginning of year                                10,574,099                    -
                                                     ---------------------------------------

NET ASSETS, END OF YEAR                              $       7,846,587     $       1,157,020
                                                     =======================================

UNIT TRANSACTIONS
  Units purchased                                                10,870               98,380
  Units redeemed                                                (41,655)              (1,229)
  Units transferred                                                (447)              42,249
                                                     ---------------------------------------
Net increase (decrease) in units                                (31,232)             139,400
                                                     =======================================

                                                                        BARON SMALL CAP       TOUCHSTONE
                                                       BARON SMALL           VALUE             BALANCED          TOUCHSTONE
                                                        CAP VALUE       (PINNACLE IV(TM))  (PINNACLE IV(TM))      BALANCED
                                                      (PINNACLE(TM))        DIVISION           DIVISION        (PINNACLE(TM))
                                                         DIVISION        -FEBRUARY 20*-        -MAY 7*-           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $        (51,625)  $         (1,585)  $             (2)  $          7,257
  Net realized gain (loss) on sales of investments            238,302             (2,720)                41             (8,139)
  Change in net unrealized appreciation
    (depreciation) during the period                         (786,561)           (19,587)                 -             13,187
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (599,884)           (23,892)                39             12,305

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          66,450            177,621                  -                 60
  Contract terminations and benefits                         (394,454)            (2,130)                 -             (1,348)
  Net transfers among investment options                     (362,449)            81,549                (39)           408,442
  Contract maintenance charges                                 (1,975)                 -                  -                (18)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         (692,428)           257,040                (39)           407,136
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (1,292,312)           233,148                  -            419,441

Net assets, beginning of year                               4,101,970                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      2,809,658   $        233,148   $              -   $        419,441
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               4,028             17,734                  -                  7
  Units redeemed                                              (24,041)              (226)                 -               (148)
  Units transferred                                           (23,906)             8,777                  -             45,535
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                              (43,919)            26,285                  -             45,394
                                                     =========================================================================

                                                                                              TOUCHSTONE
                                                        TOUCHSTONE                             EMERGING          TOUCHSTONE
                                                           BOND            TOUCHSTONE           GROWTH            EMERGING
                                                     (PINNACLE IV(TM))        BOND         (PINNACLE IV(TM))       GROWTH
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                         -MAY 7*-           DIVISION           -MAY 7*-           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         12,864   $         60,693   $            498   $            218
  Net realized gain (loss) on sales of investments                  1             16,106                 (5)              (229)
  Change in net unrealized appreciation
    (depreciation) during the period                          (10,690)           (48,282)            (1,416)              (239)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                               2,175             28,517               (923)              (250)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                         130,639                  -             12,763                  -
  Contract terminations and benefits                                -            (37,497)                 -                  -
  Net transfers among investment options                       17,232            761,285                325              6,432
  Contract maintenance charges                                      -                (30)                 -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          147,871            723,758             13,088              6,432
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             150,046            752,275             12,165              6,182

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        150,046   $        752,275   $         12,165   $          6,182
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                              12,661                  -              1,546                  -
  Units redeemed                                                    -             (3,636)                 -                  -
  Units transferred                                             1,670             75,418                 40                309
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               14,331             71,782              1,586                309
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                                             TOUCHSTONE
                                                        TOUCHSTONE                             GROWTH &          TOUCHSTONE
                                                       ENHANCED 30         TOUCHSTONE           INCOME            GROWTH &
                                                     (PINNACLE IV(TM))    ENHANCED 30      (PINNACLE IV(TM))       INCOME
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                         -MAY 7*-           DIVISION           -MAY 7*-           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $             20   $           (109)  $            (83)  $           (536)
  Net realized gain (loss) on sales of investments                  -            (12,768)            (1,472)           (38,442)
  Change in net unrealized appreciation
    (depreciation) during the period                              (67)              (136)              (124)            (1,034)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 (47)           (13,013)            (1,679)           (40,012)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               -                  -                  -              1,539
  Contract terminations and benefits                                -                  -                  -            (14,316)
  Net transfers among investment options                        1,526             15,385              2,892             72,537
  Contract maintenance charges                                      -                  -                  -               (114)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            1,526             15,385              2,892             59,646
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               1,479              2,372              1,213             19,634

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          1,479   $          2,372   $          1,213   $         19,634
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                   -                  -                  -                187
  Units redeemed                                                    -                  -                  -             (1,777)
  Units transferred                                               181                 43                147              3,967
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                  181                 43                147              2,377
                                                     =========================================================================

                                                                           TOUCHSTONE         TOUCHSTONE
                                                        TOUCHSTONE        GROWTH/VALUE        HIGH YIELD         TOUCHSTONE
                                                       GROWTH/VALUE     (PINNACLE IV(TM))  (PINNACLE IV(TM))     HIGH YIELD
                                                      (PINNACLE(TM))        DIVISION           DIVISION        (PINNACLE(TM))
                                                         DIVISION           -MAY 7*-           -MAY 7*-           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $            (25)  $            (18)  $         13,161   $        296,576
  Net realized gain (loss) on sales of investments             (4,274)                 2               (160)           (66,184)
  Change in net unrealized appreciation
    (depreciation) during the period                                -               (110)           (11,710)          (259,847)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (4,299)              (126)             1,291            (29,455)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                           7,281              6,900             97,528              5,112
  Contract terminations and benefits                                -                  -             (3,153)          (198,938)
  Net transfers among investment options                        4,301                  8            108,270          4,902,637
  Contract maintenance charges                                      -                  -                  -               (848)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           11,582              6,908            202,645          4,707,963
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               7,283              6,782            203,936          4,678,508

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          7,283   $          6,782   $        203,936   $      4,678,508
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                 915                852             10,115                526
  Units redeemed                                                    -                  -               (337)           (21,265)
  Units transferred                                                 -                  -             11,160            500,586
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                  915                852             20,938            479,847
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                        TOUCHSTONE         TOUCHSTONE
                                                       INTERNATIONAL        LARGE CAP         TOUCHSTONE         TOUCHSTONE
                                                          EQUITY             GROWTH          MONEY MARKET       MONEY MARKET
                                                      (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))    (PINNACLE(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           (221)  $            (46)  $            (23)  $             12
  Net realized gain (loss) on sales of investments             55,385             (3,175)                 -                  -
  Change in net unrealized appreciation
    (depreciation) during the period                             (927)                 -                  -                  1
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              54,237             (3,221)               (23)                13

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               -                  -             33,784                  -
  Contract terminations and benefits                                -                  -               (206)          (106,978)
  Net transfers among investment options                         (670)             3,221             40,925            810,598
  Contract maintenance charges                                      -                  -                  -                (33)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (670)             3,221             74,503            703,587
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              53,567                  -             74,480            703,600

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $         53,567   $              -   $         74,480   $        703,600
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                   -                  -              3,380                  -
  Units redeemed                                                    -                  -                (21)           (10,701)
  Units transferred                                             6,903                  -              4,089             81,061
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                6,903                  -              7,448             70,360
                                                     =========================================================================

                                                        TOUCHSTONE
                                                         SMALL CAP         TOUCHSTONE
                                                           VALUE           VALUE PLUS          JPM BOND           JPM BOND
                                                      (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))   (PINNACLE IV(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           (765)  $              3   $        (83,666)  $         (6,899)
  Net realized gain (loss) on sales of investments             (7,419)                 -           (190,667)             4,156
  Change in net unrealized appreciation
    (depreciation) during the period                             (667)               (22)         1,085,738             52,676
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (8,851)               (19)           811,405             49,933

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               -                  -            439,221            834,001
  Contract terminations and benefits                                -                  -         (1,289,609)           (10,822)
  Net transfers among investment options                      163,536                370          4,046,043            460,718
  Contract maintenance charges                                    (37)                 -             (3,332)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          163,499                370          3,192,323          1,283,897
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             154,648                351          4,003,728          1,333,830

Net assets, beginning of year                                       -                  -          8,420,667                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        154,648   $            351   $     12,424,395   $      1,333,830
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                   -                  -             35,995             82,104
  Units redeemed                                                   (4)                 -           (102,233)            (1,041)
  Units transferred                                            19,335                 45            325,970             44,533
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               19,331                 45            259,732            125,596
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                           JPM                JPM            JPM MID CAP       MORGAN STANLEY
                                                      INTERNATIONAL      INTERNATIONAL          VALUE            HIGH YIELD
                                                      OPPORTUNITIES      OPPORTUNITIES     (PINNACLE IV(TM))   (PINNACLE(TM))
                                                      (PINNACLE(TM))    (PINNACLE IV(TM))      DIVISION           DIVISION
                                                         DIVISION           DIVISION           -MAY 7*-         -APRIL 30**-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         (6,362)  $            (74)  $            (20)  $        (19,071)
  Net realized gain (loss) on sales of investments            (93,627)               (57)                 -         (1,093,636)
  Change in net unrealized appreciation
    (depreciation) during the period                           16,512               (906)                42          1,036,664
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (83,477)            (1,037)                22            (76,043)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                             545              7,531              8,581             14,037
  Contract terminations and benefits                          (39,941)                 -                  -           (149,766)
  Net transfers among investment options                      375,364              8,949              9,024         (3,892,691)
  Contract maintenance charges                                   (214)                 -                  -               (363)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          335,754             16,480             17,605         (4,028,783)
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             252,277             15,443             17,627         (4,104,826)

Net assets, beginning of year                                 564,301                  -                  -          4,104,826
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        816,578   $         15,443   $         17,627   $              -
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                  59                707                937              1,520
  Units redeemed                                               (4,765)                 -                  -            (16,330)
  Units transferred                                            52,402              1,068                979           (428,955)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               47,696              1,775              1,916           (443,765)
                                                     =========================================================================

                                                                                              VAN KAMPEN
                                                      MORGAN STANLEY       VAN KAMPEN          EMERGING
                                                        HIGH YIELD          EMERGING         MARKETS DEBT        VAN KAMPEN
                                                     (PINNACLE IV(TM))    MARKETS DEBT     (PINNACLE IV(TM))  U.S. REAL ESTATE
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                       -APRIL 30**-         DIVISION        -FEBRUARY 20*-        DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $            (34)  $         55,670   $          2,463   $        115,732
  Net realized gain (loss) on sales of investments               (214)           (14,909)               (20)           (29,584)
  Change in net unrealized appreciation
    (depreciation) during the period                                -             15,264               (240)          (191,151)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (248)            56,025              2,203           (105,003)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                           8,300              2,719             12,153             47,993
  Contract terminations and benefits                             (373)           (23,443)                 -           (132,975)
  Net transfers among investment options                       (7,679)           376,932             24,477          1,630,878
  Contract maintenance charges                                      -               (254)                 -               (516)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              248            355,954             36,630          1,545,380
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   -            411,979             38,833          1,440,377

Net assets, beginning of year                                       -            571,409                  -          1,265,551
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              -   $        983,388   $         38,833   $      2,705,928
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                 831                231              1,296              3,851
  Units redeemed                                                  (37)            (1,995)                 -            (10,883)
  Units transferred                                              (794)            30,932              2,456            129,300
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                    -             29,168              3,752            122,268
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

** - 2002 close date for division.

Note:  Year ended unless otherwise noted.

                                                                                              VAN KAMPEN        VAN KAMPEN
                                                        VAN KAMPEN         VAN KAMPEN         BANDWIDTH &      BIOTECHNOLOGY
                                                     U.S. REAL ESTATE      BANDWIDTH &     TELECOMMUNICATIONS        &
                                                     (PINNACLE IV(TM))  TELECOMMUNICATIONS (PINNACLE IV(TM))   PHARMACEUTICAL
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                      -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-        DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $          7,671   $            298   $          9,340   $          3,620
  Net realized gain (loss) on sales of investments               (366)               (10)              (392)          (297,973)
  Change in net unrealized appreciation
    (depreciation) during the period                          (10,539)            (1,095)            (8,224)           (13,832)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (3,234)              (807)               724           (308,185)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          54,244                  -             18,175             55,697
  Contract terminations and benefits                             (208)                 -                  -             (2,517)
  Net transfers among investment options                      117,179              1,383                  -            102,592
  Contract maintenance charges                                      -                 (1)                 -                (63)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          171,215              1,382             18,175            155,709
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             167,981                575             18,899           (152,476)

Net assets, beginning of year                                       -                  -                  -            326,992
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        167,981   $            575   $         18,899   $        174,516
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               5,316                  -              5,906              5,706
  Units redeemed                                                  (22)                 -                  -               (317)
  Units transferred                                            11,988                265                  -            (10,947)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               17,282                265              5,906             (5,558)
                                                     =========================================================================

                                                        VAN KAMPEN
                                                       BIOTECHNOLOGY                                             VAN KAMPEN
                                                            &                                 VAN KAMPEN        MS HIGH-TECH
                                                      PHARMACEUTICAL       VAN KAMPEN        MS HIGH-TECH         35 INDEX
                                                     (PINNACLE IV(TM))      INTERNET           35 INDEX      (PINNACLE IV(TM))
                                                         DIVISION        (PINNACLE(TM))     (PINNACLE(TM))        DIVISION
                                                      -FEBRUARY 20*-        DIVISION           DIVISION        -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $            149   $           (113)  $           (310)  $            (14)
  Net realized gain (loss) on sales of investments                (69)           (10,531)           (29,583)              (596)
  Change in net unrealized appreciation
    (depreciation) during the period                           (2,161)            (1,101)            (4,325)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (2,081)           (11,745)           (34,218)              (610)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          27,297                  -             19,468                  -
  Contract terminations and benefits                                -                  -               (328)               (18)
  Net transfers among investment options                        5,268             (7,299)            13,713                628
  Contract maintenance charges                                      -                  -                (81)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           32,565             (7,299)            32,772                610
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              30,484            (19,044)            (1,446)                 -

Net assets, beginning of year                                       -             19,044             40,219                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $         30,484   $              -   $         38,773   $              -
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               3,365                  -              1,824                  -
  Units redeemed                                                    -                  -                (49)                (2)
  Units transferred                                               678             (1,800)               612                  2
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                4,043             (1,800)             2,387                  -
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                                                       INITIAL CLASS
                                                     -----------------------------------   -----------------------------------
                                                                           VAN KAMPEN
                                                        VAN KAMPEN          MS U.S.
                                                         MS U.S.         MULTINATIONAL       VIP EQUITY-           VIP II
                                                      MULTINATIONAL     (PINNACLE IV(TM))       INCOME           CONTRAFUND
                                                      (PINNACLE(TM))        DIVISION        (PINNACLE(TM))     (PINNACLE(TM))
                                                         DIVISION        -FEBRUARY 20*-        DIVISION           DIVISION
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $          1,048   $            144   $        200,971   $        (53,806)
  Net realized gain (loss) on sales of investments               (130)            (2,072)          (666,395)          (984,394)
  Change in net unrealized appreciation
    (depreciation) during the period                          (17,476)                (3)        (1,024,206)           (99,517)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (16,558)            (1,931)        (1,489,630)        (1,137,717)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               -              4,024            178,175            124,023
  Contract terminations and benefits                                -                  -           (663,583)          (740,960)
  Net transfers among investment options                       48,328              7,071            146,424          1,995,745
  Contract maintenance charges                                      -                  -             (2,616)            (4,862)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           48,328             11,095           (341,600)         1,373,946
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                              31,770              9,164         (1,831,230)           236,229

Net assets, beginning of year                                       -                  -          7,710,835         10,415,176
                                                     -----------------------------------   -----------------------------------

NET ASSETS, END OF YEAR                              $         31,770   $          9,164   $      5,879,605   $     10,651,405
                                                     ===================================   ===================================

UNIT TRANSACTIONS
  Units purchased                                                   -                639             14,768              9,649
  Units redeemed                                                    -                  -            (59,956)           (63,870)
  Units transferred                                             5,623                832                845            175,226
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in units                                5,623              1,471            (44,343)           121,005
                                                     ===================================   ===================================

                                                                INITIAL CLASS                      INSTITUTIONAL SHARES
                                                     -----------------------------------   -----------------------------------
                                                                                                                JANUS ASPEN
                                                      VIP III GROWTH     VIP III GROWTH      JANUS ASPEN          CAPITAL
                                                         & INCOME         OPPORTUNITY          BALANCED         APPRECIATION
                                                      (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         10,856   $         (4,894)  $        222,491   $       (109,567)
  Net realized gain (loss) on sales of investments         (1,470,218)        (1,374,136)        (1,074,202)        (2,808,420)
  Change in net unrealized appreciation
    (depreciation) during the period                           92,914            621,624         (1,011,526)           271,068
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (1,366,448)          (757,406)        (1,863,237)        (2,646,919)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                         144,206             18,655            250,128            201,964
  Contract terminations and benefits                         (817,021)          (416,178)        (2,336,246)        (1,355,421)
  Net transfers among investment options                   (1,357,656)          (276,724)          (403,842)        (2,496,815)
  Contract maintenance charges                                 (2,742)            (1,296)            (8,813)            (8,083)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       (2,033,213)          (675,543)        (2,498,773)        (3,658,355)
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (3,399,661)        (1,432,949)        (4,362,010)        (6,305,274)

Net assets, beginning of year                               8,297,818          3,552,767         23,777,430         17,411,974
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $      4,898,157   $      2,119,818   $     19,415,420   $     11,106,700
                                                     ===================================   ===================================

UNIT TRANSACTIONS
  Units purchased                                              11,859              2,358             16,769             13,246
  Units redeemed                                              (75,709)           (52,513)          (163,360)           (94,110)
  Units transferred                                          (128,792)           (36,212)           (35,593)          (171,926)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in units                             (192,642)           (86,367)          (182,184)          (252,790)
                                                     ===================================   ===================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                             INSTITUTIONAL SHARES                     SERVICE CLASS
                                                     -----------------------------------   -----------------------------------
                                                                          JANUS ASPEN
                                                       JANUS ASPEN         WORLDWIDE
                                                       MONEY MARKET          GROWTH           VIP GROWTH      VIP III MID CAP
                                                      (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))     (PINNACLE(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         74,969   $        (51,419)  $        (37,193)  $        (34,328)
  Net realized gain (loss) on sales of investments                  -         (2,436,569)        (1,040,975)            (8,546)
  Change in net unrealized appreciation
    (depreciation) during the period                                -           (732,322)          (240,370)          (784,561)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              74,969         (3,220,310)        (1,318,538)          (827,435)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                         602,911            156,095            160,675            112,217
  Contract terminations and benefits                       (5,629,514)          (772,181)          (597,262)          (392,010)
  Net transfers among investment options                      260,356         (1,586,546)         1,048,752          1,058,215
  Contract maintenance charges                                 (6,077)            (5,463)            (1,099)            (3,083)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       (4,772,324)        (2,208,095)           611,066            775,339
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (4,697,355)        (5,428,405)          (707,472)           (52,096)

Net assets, beginning of year                              24,340,693         12,894,865          3,299,710          6,794,214
                                                     -----------------------------------   -----------------------------------

NET ASSETS, END OF YEAR                              $     19,643,338   $      7,466,460   $      2,592,238   $      6,742,118
                                                     ===================================   ===================================

UNIT TRANSACTIONS
  Units purchased                                              51,649             13,148             18,846              6,909
  Units redeemed                                             (482,312)           (69,528)           (89,236)           (25,658)
  Units transferred                                            23,479           (153,110)           123,874             66,049
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in units                             (407,184)          (209,490)            53,484             47,300
                                                     ===================================   ===================================

                                                                                   SERVICE CLASS
                                                     -------------------------------------------------------------------------
                                                                          MFS EMERGING                          MFS INVESTORS
                                                      MFS EMERGING          GROWTH          MFS INVESTORS          TRUST
                                                          GROWTH        (PINNACLE IV(TM))       TRUST        (PINNACLE IV(TM))
                                                      (PINNACLE(TM))        DIVISION        (PINNACLE(TM))        DIVISION
                                                         DIVISION        -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $        (11,020)  $            (73)  $         (9,010)  $           (337)
  Net realized gain (loss) on sales of investments            (40,267)            (1,082)          (217,056)               (28)
  Change in net unrealized appreciation
    (depreciation) during the period                         (326,728)              (622)           (47,361)            (3,074)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (378,015)            (1,777)          (273,427)            (3,439)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          64,722              7,525             21,866              6,985
  Contract terminations and benefits                          (53,277)                 -            (41,359)               (54)
  Net transfers among investment options                       53,990              4,006            (22,679)            63,829
  Contract maintenance charges                                   (332)                 -               (407)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           65,103             11,531            (42,579)            70,760
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (312,912)             9,754           (316,006)            67,321

Net assets, beginning of year                                 954,391                  -          1,046,598                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        641,479   $          9,754   $        730,592   $         67,321
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                              10,522                789              2,814                798
  Units redeemed                                               (9,792)                 -             (6,104)                (6)
  Units transferred                                             4,118                522             (9,964)             7,438
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                4,848              1,311            (13,254)             8,230
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS
                                                     --------------------------------------------------------------------------
                                                                           MFS MID CAP                            MFS NEW
                                                       MFS MID CAP           GROWTH            MFS NEW           DISCOVERY
                                                          GROWTH        (PINNACLE IV(TM))     DISCOVERY      (PINNACLE IV(TM))
                                                      (PINNACLE(TM))        DIVISION        (PINNACLE(TM))        DIVISION
                                                         DIVISION        -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $        (14,114)  $         (2,040)  $        (15,301)  $           (100)
  Net realized gain (loss) on sales of investments           (484,929)            (1,379)          (420,907)               (23)
  Change in net unrealized appreciation
    (depreciation) during the period                         (203,617)           (43,174)           (73,852)            (2,449)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (702,660)           (46,593)          (510,060)            (2,572)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          91,941            251,191             19,032              9,734
  Contract terminations and benefits                          (15,885)            (2,892)           (16,991)                 -
  Net transfers among investment options                      (83,129)           101,689            (10,814)             3,171
  Contract maintenance charges                                   (534)                 -               (645)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           (7,607)           349,988             (9,418)            12,905
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (710,267)           303,395           (519,478)            10,333

Net assets, beginning of year                               1,426,965                  -          1,295,658                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        716,698   $        303,395   $        776,180   $         10,333
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                              12,068             32,032              2,054              1,000
  Units redeemed                                               (3,135)              (370)            (2,188)                 -
  Units transferred                                           (26,223)            14,307            (14,393)               387
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                              (17,290)            45,969            (14,527)             1,387
                                                     =========================================================================
                                                                                   SERVICE CLASS
                                                     -------------------------------------------------------------------------
                                                                          MFS CAPITAL       MFS INVESTORS
                                                       MFS CAPITAL       OPPORTUNITIES       GROWTH STOCK       MFS RESEARCH
                                                      OPPORTUNITIES    (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                                      (PINNACLE(TM))        DIVISION           DIVISION           DIVISION
                                                         DIVISION        -FEBRUARY 20*-      -FEBRUARY 20*-    -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $        (10,748)  $            (98)  $            (46)  $            (46)
  Net realized gain (loss) on sales of investments           (506,287)               (29)                (6)              (108)
  Change in net unrealized appreciation
    (depreciation) during the period                          169,332             (1,635)              (793)            (1,109)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (347,703)            (1,762)              (845)            (1,263)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          10,191              6,790                  -              5,200
  Contract terminations and benefits                          (14,773)                 -                  -               (325)
  Net transfers among investment options                       (5,676)             8,363             18,561                (24)
  Contract maintenance charges                                   (423)                 -                  -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          (10,681)            15,153             18,561              4,851
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (358,384)            13,391             17,716              3,588

Net assets, beginning of year                                 990,888                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        632,504   $         13,391   $         17,716   $          3,588
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               1,450                712                  -                487
  Units redeemed                                               (2,576)                 -                  -                (40)
  Units transferred                                            (9,423)             1,043              2,283                  1
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                              (10,549)             1,755              2,283                448
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                      SERVICE CLASS                        SERVICE CLASS 2
                                                     ----------------   ------------------------------------------------------
                                                        MFS TOTAL                             VIP EQUITY-        VIP GROWTH &
                                                          RETURN         VIP CONTRAFUND         INCOME             INCOME
                                                     (PINNACLE IV(TM)) (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                      -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-
                                                     ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           (909)  $         (1,150)  $         (3,007)  $         (3,133)
  Net realized gain (loss) on sales of investments             (1,436)            (1,059)            (3,140)            (2,256)
  Change in net unrealized appreciation
    (depreciation) during the period                           (4,936)            (6,052)           (38,007)           (26,524)
                                                     ----------------   ------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (7,281)            (8,261)           (44,154)           (31,913)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                         214,199             87,622            360,867            333,830
  Contract terminations and benefits                           (8,742)            (2,806)              (823)            (5,209)
  Net transfers among investment options                      131,873            196,867            219,935            149,433
  Contract maintenance charges                                      -                  -                  -                  -
                                                     ----------------   ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          337,330            281,683            579,979            478,054
                                                     ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             330,049            273,422            535,825            446,141

Net assets, beginning of year                                       -                  -                  -                  -
                                                     ----------------   ------------------------------------------------------

NET ASSETS, END OF YEAR                              $        330,049   $        273,422   $        535,825   $        446,141
                                                     ================   ======================================================

UNIT TRANSACTIONS
  Units purchased                                              21,672              9,124             38,140             36,072
  Units redeemed                                                 (914)              (303)               (93)              (584)
  Units transferred                                            13,984             20,996             24,696             15,675
                                                     ----------------   ------------------------------------------------------
Net increase (decrease) in units                               34,742             29,817             62,743             51,163
                                                     ================   ======================================================

                                                                                  SERVICE CLASS 2
                                                     -------------------------------------------------------------------------
                                                                           VIP GROWTH                             VIP MONEY
                                                         VIP GROWTH      OPPORTUNITIES       VIP MID CAP           MARKET
                                                     (PINNACLE IV(TM)) (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                      -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           (831)  $           (380)  $         (1,051)  $         (1,966)
  Net realized gain (loss) on sales of investments             (3,810)              (432)            (2,440)                 -
  Change in net unrealized appreciation
    (depreciation) during the period                          (11,224)            (5,905)            (6,369)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (15,865)            (6,717)            (9,860)            (1,966)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          35,631             38,143             69,003          3,097,445
  Contract terminations and benefits                             (213)               (22)              (312)           (16,908)
  Net transfers among investment options                      228,152              7,154            107,857            107,480
  Contract maintenance charges                                      -                  -                  -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          263,570             45,275            176,548          3,188,017
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             247,705             38,558            166,688          3,186,051

Net assets, beginning of year                                       -                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        247,705   $         38,558   $        166,688   $      3,186,051
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               3,845              3,931              6,738            309,717
  Units redeemed                                                  (27)                (2)               (34)            (1,691)
  Units transferred                                            29,701                802             11,674             10,898
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               33,519              4,731             18,378            318,924
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                                  SERVICE SHARES
                                                     -------------------------------------------------------------------------
                                                                          JANUS ASPEN                           JANUS ASPEN
                                                       JANUS ASPEN         AGGRESSIVE        JANUS ASPEN           CAPITAL
                                                        AGGRESSIVE           GROWTH            BALANCED         APPRECIATION
                                                          GROWTH       (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                                      (PINNACLE(TM))        DIVISION           DIVISION           DIVISION
                                                          DIVISION       -FEBRUARY 20*-     -FEBRUARY 20*-     -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $        (10,728)  $           (152)  $          2,273   $         (1,255)
  Net realized gain (loss) on sales of investments           (247,391)               (49)              (802)              (492)
  Change in net unrealized appreciation
    (depreciation) during the period                          (35,662)            (1,927)            (8,992)           (17,844)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (293,781)            (2,128)            (7,521)           (19,591)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          14,502             19,317            144,488            237,467
  Contract terminations and benefits                          (18,507)              (105)            (5,462)            (1,553)
  Net transfers among investment options                      (26,325)             7,508            172,116              7,382
  Contract maintenance charges                                   (504)                 -                  -                  -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          (30,834)            26,720            311,142            243,296
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (324,615)            24,592            303,621            223,705

Net assets, beginning of year                                 928,998                  -                  -                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        604,383   $         24,592   $        303,621   $        223,705
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               3,586              2,120             14,502             24,346
  Units redeemed                                               (5,129)               (13)              (575)              (154)
  Units transferred                                           (15,331)               892             18,442              1,000
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                              (16,874)             2,999             32,369             25,192
                                                     =========================================================================

                                                                                  SERVICE SHARES
                                                     -------------------------------------------------------------------------
                                                        JANUS ASPEN                          JANUS ASPEN
                                                        CORE EQUITY        JANUS ASPEN          GROWTH          JANUS ASPEN
                                                     (PINNACLE IV(TM))       GROWTH       (PINNACLE IV(TM))   STRATEGIC VALUE
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                      -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-        DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $              2   $         (9,236)  $           (234)  $        (11,722)
  Net realized gain (loss) on sales of investments                  -           (116,567)                94            (59,709)
  Change in net unrealized appreciation
    (depreciation) during the period                              (43)          (123,994)            (4,966)          (192,020)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 (41)          (249,797)            (5,106)          (263,451)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                           3,828             25,041             24,785              7,594
  Contract terminations and benefits                                -            (14,188)                 -            (43,755)
  Net transfers among investment options                            4             77,288             14,258             57,653
  Contract maintenance charges                                      -               (351)                 -               (339)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            3,832             87,790             39,043             21,153
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               3,791           (162,007)            33,937           (242,298)

Net assets, beginning of year                                       -            666,637                  -            934,158
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          3,791   $        504,630   $         33,937   $        691,860
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                 454              3,896              2,649                987
  Units redeemed                                                    -             (2,558)                 -             (5,465)
  Units transferred                                                 -              3,628              1,747              2,295
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                  454              4,966              4,396             (2,183)
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                               SERVICE SHARES                        CLASS 1B SHARES
                                                     -----------------------------------   -----------------------------------
                                                                          JANUS ASPEN                            PUTNAM VT
                                                       JANUS ASPEN         WORLDWIDE          PUTNAM VT           GROWTH &
                                                     STRATEGIC VALUE         GROWTH            GROWTH &            INCOME
                                                     (PINNACLE IV(TM))  (PINNACLE IV(TM))       INCOME       (PINNACLE IV(TM))
                                                         DIVISION           DIVISION        (PINNACLE(TM))        DIVISION
                                                      -FEBRUARY 20*-     -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $           (730)  $           (206)  $          5,135   $           (726)
  Net realized gain (loss) on sales of investments             (1,035)            (3,152)          (124,140)            (3,203)
  Change in net unrealized appreciation
    (depreciation) during the period                           (4,565)            (8,720)            27,375             (7,941)
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              (6,330)           (12,078)           (91,630)           (11,870)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          21,247             67,310             79,004            127,503
  Contract terminations and benefits                           (3,974)                 -             (1,310)            (2,428)
  Net transfers among investment options                      128,213             19,596            (72,144)            36,873
  Contract maintenance charges                                      -                  -                (28)                 -
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          145,486             86,906              5,522            161,948
                                                     -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                             139,156             74,828            (86,108)           150,078

Net assets, beginning of year                                       -                  -            493,802                  -
                                                     -----------------------------------   -----------------------------------

NET ASSETS, END OF YEAR                              $        139,156   $         74,828   $        407,694   $        150,078
                                                     ===================================   ===================================

UNIT TRANSACTIONS
  Units purchased                                               1,969              7,292              8,245             13,624
  Units redeemed                                                 (470)                 -               (151)              (283)
  Units transferred                                            16,049              2,156             (6,540)             4,483
                                                     -----------------------------------   -----------------------------------
Net increase (decrease) in units                               17,548              9,448              1,554             17,824
                                                     ===================================   ===================================

                                                                                CLASS 1B SHARES
                                                     -------------------------------------------------------------------------
                                                                           PUTNAM VT                              PUTNAM VT
                                                        PUTNAM VT        INTERNATIONAL        PUTNAM VT          SMALL CAP
                                                      INTERNATIONAL          GROWTH           SMALL CAP            VALUE
                                                         GROWTH        (PINNACLE IV(TM))       VALUE         (PINNACLE IV(TM))
                                                      (PINNACLE(TM))        DIVISION        (PINNACLE(TM))        DIVISION
                                                         DIVISION        -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         (3,650)  $           (361)  $            151   $           (778)
  Net realized gain (loss) on sales of investments            (57,411)               (55)          (178,459)            (3,516)
  Change in net unrealized appreciation
    (depreciation) during the period                            7,031             (3,872)          (142,995)           (18,373)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (54,030)            (4,288)          (321,303)           (22,667)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                             340             28,909             14,537            105,082
  Contract terminations and benefits                           (7,006)               (21)           (28,657)              (739)
  Net transfers among investment options                      704,166             68,134            789,715             70,905
  Contract maintenance charges                                    (80)                 -               (355)                 -
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          697,420             97,022            775,240            175,248
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             643,390             92,734            453,937            152,581

Net assets, beginning of year                                  59,787                  -            469,751                  -
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $        703,177   $         92,734   $        923,688   $        152,581
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                                  43              2,924              1,536             10,089
  Units redeemed                                                 (876)                (2)            (3,242)               (84)
  Units transferred                                            84,012              7,774             68,578              8,181
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                               83,179             10,696             66,872             18,186
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                         CLASS 1B SHARES                       CLASS A SHARES
                                                     ------------------------------------------------------   ----------------
                                                        PUTNAM VT          PUTNAM VT          PUTNAM VT         SCUDDER EAFE
                                                        TECHNOLOGY         VOYAGER II         VOYAGER II        EQUITY INDEX
                                                      (PINNACLE(TM))     (PINNACLE(TM))    (PINNACLE IV(TM))   (PINNACLE(TM))
                                                         DIVISION           DIVISION        -FEBRUARY 20*-        DIVISION
                                                     ------------------------------------------------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $         (3,647)  $         (2,142)  $             (6)  $           (960)
  Net realized gain (loss) on sales of investments           (220,956)           (26,067)                (2)          (131,688)
  Change in net unrealized appreciation
    (depreciation) during the period                            4,554              1,603                (74)             9,881
                                                     ------------------------------------------------------   ----------------
Net increase (decrease) in net assets resulting
  from operations                                            (220,049)           (26,606)               (82)          (122,767)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               -             57,406                  -              8,793
  Contract terminations and benefits                                -                  -                  -            (59,992)
  Net transfers among investment options                      (66,790)            76,301              1,168              6,892
  Contract maintenance charges                                      -                (50)                 -               (211)
                                                     ------------------------------------------------------   ----------------
Net increase (decrease) in net assets
  from contract related transactions                          (66,790)           133,657              1,168            (44,518)
                                                     ------------------------------------------------------   ----------------
INCREASE (DECREASE) IN NET ASSETS                            (286,839)           107,051              1,086           (167,285)

Net assets, beginning of year                                 286,839             12,955                  -            643,343
                                                     ------------------------------------------------------   ----------------

NET ASSETS, END OF YEAR                              $              -   $        120,006   $          1,086   $        476,058
                                                     ======================================================   ================

UNIT TRANSACTIONS
  Units purchased                                                   -              4,864                  -              1,065
  Units redeemed                                                    -                 (6)                 -             (7,258)
  Units transferred                                           (28,260)             8,663                141              3,177
                                                     ------------------------------------------------------   ----------------
Net increase (decrease) in units                              (28,260)            13,521                141             (3,016)
                                                     ======================================================   ================

                                                                                CLASS A SHARES
                                                     -------------------------------------------------------------------------
                                                       SCUDDER EAFE                         SCUDDER EQUITY
                                                       EQUITY INDEX      SCUDDER EQUITY       500 INDEX        SCUDDER SMALL
                                                     (PINNACLE IV(TM))     500 INDEX       (PINNACLE IV(TM))     CAP INDEX
                                                         DIVISION        (PINNACLE(TM))        DIVISION        (PINNACLE(TM))
                                                      -FEBRUARY 20*-        DIVISION        -FEBRUARY 20*-        DIVISION
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $            194   $        (45,019)  $            767   $        (25,048)
  Net realized gain (loss) on sales of investments                (60)        (2,206,194)            (3,254)           375,806
  Change in net unrealized appreciation
    (depreciation) during the period                          (10,146)        (1,238,984)           (96,179)        (1,026,694)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             (10,012)        (3,490,197)           (98,666)          (675,936)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          45,414            184,137            391,154             13,467
  Contract terminations and benefits                                -         (1,483,349)            (5,953)          (305,770)
  Net transfers among investment options                        1,086         (3,723,630)           189,126         (2,488,240)
  Contract maintenance charges                                      -             (5,950)                 -             (1,327)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           46,500         (5,028,792)           574,327         (2,781,870)
                                                     -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              36,488         (8,518,989)           475,661         (3,457,806)

Net assets, beginning of year                                       -         20,867,970                  -          8,414,772
                                                     -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $         36,488   $     12,348,981   $        475,661   $      4,956,966
                                                     =========================================================================

UNIT TRANSACTIONS
  Units purchased                                               4,224             15,991             38,269              1,347
  Units redeemed                                                    -           (145,920)              (668)           (32,497)
  Units transferred                                               125           (262,527)            20,978           (162,877)
                                                     -------------------------------------------------------------------------
Net increase (decrease) in units                                4,349           (392,456)            58,579           (194,027)
                                                     =========================================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

                                                      CLASS A SHARES                        CLASS B SHARES
                                                     ----------------   ------------------------------------------------------
                                                      SCUDDER SMALL       SCUDDER EAFE      SCUDDER EQUITY     SCUDDER SMALL
                                                        CAP INDEX         EQUITY INDEX        500 INDEX          CAP INDEX
                                                     (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))  (PINNACLE IV(TM))
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                      -FEBRUARY 20*-       -JULY 30*-         -JULY 30*-         -JULY 30*-
                                                     ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $             32   $            197   $          1,854   $             64
  Net investment income (loss)                                   (520)               (16)              (738)               (19)
  Net realized gain (loss) on sales of investments
  Change in net unrealized appreciation                        (6,389)            (1,703)           (12,386)            (1,060)
                                                     ----------------   ------------------------------------------------------

Net increase (decrease) in net assets resulting                (6,877)            (1,522)           (11,270)            (1,015)
  from operations

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                          21,643             12,769            185,487             16,177
  Contract terminations and benefits                                -                  -             (4,458)                 -
  Net transfers among investment options                       27,791              9,565            142,756             12,668
  Contract maintenance charges                                      -                  -                  -                  -
                                                     ----------------   ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           49,434             22,334            323,785             28,845
                                                     ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              42,557             20,812            312,515             27,830

Net assets, beginning of year                                       -                  -                  -                  -
                                                     ----------------   ------------------------------------------------------

NET ASSETS, END OF YEAR                              $         42,557   $         20,812   $        312,515   $         27,830
                                                     ================   ======================================================

UNIT TRANSACTIONS
  Units purchased                                               2,009              1,477             20,866              1,975
  Units redeemed                                                    -                  -               (522)                 -
  Units transferred                                             3,106              1,198             17,083              1,682
                                                     ----------------   ------------------------------------------------------
Net increase (decrease) in units                                5,115              2,675             37,427              3,657
                                                     ================   ======================================================

SEE ACCOMPANYING NOTES.

* - 2002 inception date of division.

Note:  Year ended unless otherwise noted.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2001

                                                                                                 HARRIS BRETALL
                                                                                                   SULLIVAN &
                                                                               GABELLI LARGE      SMITH EQUITY
                                                                                 CAP VALUE            GROWTH
                                                               TOTAL             DIVISION           DIVISION
                                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                         $      3,971,113   $         55,317   $        537,158
     Net realized gain (loss) on sales of investments          (16,683,473)          (399,567)        (1,644,494)
     Change in net unrealized appreciation
       (depreciation) during the period                        (10,659,150)          (266,198)        (2,048,661)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             (23,371,510)          (610,448)        (3,155,997)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        17,325,651            717,746            456,282
     Contract terminations and benefits                        (17,078,293)          (259,655)          (579,514)
     Net transfers among investment options                     17,049,330          1,773,614           (749,320)
     Contract maintenance charges                                  (61,363)            (1,463)            (2,574)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           17,235,325          2,230,242           (875,126)
                                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (6,136,185)         1,619,794         (4,031,123)

Net assets, beginning of year                                  204,653,768          1,926,710         11,024,130
                                                          ------------------------------------------------------

NET ASSETS, END OF YEAR                                   $    198,517,583   $      3,546,504   $      6,993,007
                                                          ======================================================

UNIT TRANSACTIONS
   Units purchased                                                                     47,575             20,770
   Units redeemed                                                                     (16,547)           (27,429)
   Units transferred                                                                  107,685            (37,792)
                                                                             -----------------------------------
Net increase (decrease) in units                                                      138,713            (44,451)
                                                                             ===================================

                                                                                                  DEUTSCHE VIT
                                                            THIRD AVENUE       BARON SMALL            EAFE
                                                                VALUE           CAP VALUE         EQUITY INDEX
                                                              DIVISION           DIVISION           DIVISION
                                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                         $        (44,438)  $        (31,439)  $        (11,737)
     Net realized gain (loss) on sales of investments              312,425            (17,963)            (3,756)
     Change in net unrealized appreciation
       (depreciation) during the period                            637,313            386,901             (5,947)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                 905,300            337,499            (21,440)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                           816,037            136,485             15,498
     Contract terminations and benefits                           (600,128)          (216,305)           (40,127)
     Net transfers among investment options                      3,930,897          1,884,892           (101,910)
     Contract maintenance charges                                   (3,245)              (668)              (179)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            4,143,561          1,804,404           (126,718)
                                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                5,048,861          2,141,903           (148,158)

Net assets, beginning of year                                    5,525,238          1,960,067            791,501
                                                          ------------------------------------------------------

NET ASSETS, END OF YEAR                                   $     10,574,099   $      4,101,970   $        643,343
                                                          ======================================================

UNIT TRANSACTIONS
   Units purchased                                                  28,392              8,415              1,519
   Units redeemed                                                  (20,869)           (13,126)            (4,039)
   Units transferred                                               136,156            118,475              8,555
                                                          ------------------------------------------------------
Net increase (decrease) in units                                   143,679            113,764              6,035
                                                          ======================================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

                                                         DEUTSCHE VIT       DEUTSCHE VIT                              JPM
                                                          EQUITY 500         SMALL CAP                            INTERNATIONAL
                                                            INDEX              INDEX             JPM BOND        OPPORTUNITIES
                                                           DIVISION           DIVISION           DIVISION           DIVISION
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         (7,276)  $        372,223   $        418,177   $          9,765
     Net realized gain (loss) on sales of investments        (2,259,648)          (337,630)           381,995             47,092
     Change in net unrealized appreciation
      (depreciation) during the period                          599,189            442,961           (475,604)            24,981
                                                       -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           (1,667,735)           477,554            324,568             81,838

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                      1,344,894             78,241            728,185             54,825
     Contract terminations and benefits                      (1,328,163)          (291,845)          (765,701)           (75,082)
     Net transfers among investment options                   5,547,838          2,282,853          2,420,200           (111,950)
     Contract maintenance charges                                (4,968)            (1,118)            (1,749)              (202)
                                                       -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                         5,559,601          2,068,131          2,380,935           (132,409)
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             3,891,866          2,545,685          2,705,503            (50,571)

Net assets, beginning of year                                16,976,104          5,869,087          5,715,164            614,872
                                                       -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                $     20,867,970   $      8,414,772   $      8,420,667   $        564,301
                                                       =========================================================================

UNIT TRANSACTIONS
   Units purchased                                              108,791              7,378             60,868              5,261
   Units redeemed                                              (104,837)           (28,423)           (64,069)            (7,001)
   Units transferred                                            505,729            253,547            200,152              9,620
                                                       -------------------------------------------------------------------------
Net increase (decrease) in units                                509,683            232,502            196,951              7,880
                                                       =========================================================================

                                                        MORGAN STANLEY
                                                            EMERGING        MORGAN STANLEY    MORGAN STANLEY
                                                         MARKETS DEBT        HIGH YIELD      U.S. REAL ESTATE
                                                           DIVISION           DIVISION           DIVISION
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         42,345   $        409,088   $         41,246
     Net realized gain (loss) on sales of investments           (29,192)          (579,651)           116,047
     Change in net unrealized appreciation
      (depreciation) during the period                           36,547            (56,773)           (80,975)
                                                       ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                               49,700           (227,336)            76,318

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                         16,862            293,169             87,125
     Contract terminations and benefits                         (75,636)          (258,765)           (78,579)
     Net transfers among investment options                    (205,617)           101,113            159,773
     Contract maintenance charges                                  (157)            (1,258)              (289)
                                                       ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          (264,548)           134,259            168,030
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              (214,848)           (93,077)           244,348

Net assets, beginning of year                                   786,257          4,197,903          1,021,203
                                                       ------------------------------------------------------

NET ASSETS, END OF YEAR                                $        571,409   $      4,104,826   $      1,265,551
                                                       ======================================================

UNIT TRANSACTIONS
   Units purchased                                                1,528             30,254              7,649
   Units redeemed                                                (6,915)           (26,697)            (6,709)
   Units transferred                                            (18,727)            12,723             11,994
                                                       ------------------------------------------------------
Net increase (decrease) in units                                (24,114)            16,280             12,934
                                                       ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                             VAN KAMPEN
                                                                           BIOTECHNOLOGY                           VAN KAMPEN
                                                                                 &              VAN KAMPEN        MS HIGH-TECH
                                                        MORGAN STANLEY     PHARMACEUTICAL        INTERNET           35 INDEX
                                                         ASIAN EQUITY         DIVISION           DIVISION           DIVISION
                                                           DIVISION         -OCTOBER 3*-       -OCTOBER 11*-      -AUGUST 30*-
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         (5,269)  $             39   $            (59)  $             27
     Net realized gain (loss) on sales of investments           (14,116)               739                  4                  3
     Change in net unrealized appreciation
      (depreciation) during the period                          131,971              5,410              1,101              1,286
                                                       -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                              112,586              6,188              1,046              1,316

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                          4,840             10,272                  -                  -
     Contract terminations and benefits                         (25,647)              (102)                 -                  -
     Net transfers among investment options                  (1,155,672)           310,634             17,998             38,903
     Contract maintenance charges                                   (59)                 -                  -                  -
                                                       -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                        (1,176,538)           320,804             17,998             38,903
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (1,063,952)           326,992             19,044             40,219

Net assets, beginning of year                                 1,063,952                  -                  -                  -
                                                       -------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                $              -   $        326,992   $         19,044   $         40,219
                                                       =========================================================================

UNIT TRANSACTIONS
   Units purchased                                                  557                988                  -                  -
   Units redeemed                                                (3,107)               (10)                 -                  -
   Units transferred                                           (126,102)            29,299              1,800              3,643
                                                       -------------------------------------------------------------------------
Net increase (decrease) in units                               (128,652)            30,277              1,800              3,643
                                                       =========================================================================

                                                                           INITIAL CLASS
                                                       ------------------------------------------------------
                                                                                                  VIP III
                                                              VIP              VIP II            GROWTH &
                                                         EQUITY-INCOME       CONTRAFUND           INCOME
                                                           DIVISION           DIVISION           DIVISION
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $        367,280   $        399,353   $        386,898
     Net realized gain (loss) on sales of investments           (66,972)        (1,359,079)        (1,015,679)
     Change in net unrealized appreciation
      (depreciation) during the period                         (758,547)        (1,128,847)          (191,598)
                                                       ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             (458,239)        (2,088,573)          (820,379)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        511,052            559,833            540,503
     Contract terminations and benefits                        (542,673)          (991,684)          (769,038)
     Net transfers among investment options                     819,196         (3,945,045)           636,740
     Contract maintenance charges                                (2,128)            (4,189)            (2,659)
                                                       ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           785,447         (4,381,085)           405,546
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               327,208         (6,469,658)          (414,833)

Net assets, beginning of year                                 7,383,627         16,884,834          8,712,651
                                                       ------------------------------------------------------

NET ASSETS, END OF YEAR                                $      7,710,835   $     10,415,176   $      8,297,818
                                                       ======================================================

UNIT TRANSACTIONS
   Units purchased                                               42,205             43,592             42,534
   Units redeemed                                               (45,210)           (77,507)           (62,671)
   Units transferred                                             68,585           (304,968)            57,225
                                                       ------------------------------------------------------
Net increase (decrease) in units                                 65,580           (338,883)            37,088
                                                       ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

                                                         INITIAL CLASS                     INSTITUTIONAL SHARES
                                                       ----------------   ------------------------------------------------------
                                                                                               JANUS ASPEN
                                                        VIP III GROWTH      JANUS ASPEN          CAPITAL          JANUS ASPEN
                                                        OPPORTUNITIES         BALANCED         APPRECIATION       MONEY MARKET
                                                           DIVISION           DIVISION           DIVISION           DIVISION
                                                       ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $        (38,579)  $        302,025   $        (45,442)  $        667,964
     Net realized gain (loss) on sales of investments          (777,050)         1,537,619          1,185,173                  -
     Change in net unrealized appreciation
      (depreciation) during the period                           41,691         (3,633,299)        (7,778,625)                 1
                                                       ----------------   ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             (773,938)        (1,793,655)        (6,638,894)           667,965

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                         87,176            972,664            627,910          5,673,443
     Contract terminations and benefits                        (745,216)        (2,345,492)        (1,641,859)        (3,505,739)
     Net transfers among investment options                    (144,619)        (2,137,330)        (6,920,922)        12,902,665
     Contract maintenance charges                                (1,460)            (8,158)            (8,925)            (3,393)
                                                       ----------------   ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                          (804,119)        (3,518,316)        (7,943,796)        15,066,976
                                                       ----------------   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (1,578,057)        (5,311,971)       (14,582,690)        15,734,941

Net assets, beginning of year                                 5,130,824         29,089,401         31,994,664          8,605,752
                                                       ----------------   ------------------------------------------------------

NET ASSETS, END OF YEAR                                $      3,552,767   $     23,777,430   $     17,411,974   $     24,340,693
                                                       ================   ======================================================

UNIT TRANSACTIONS
   Units purchased                                                8,951             63,529             34,686            493,728
   Units redeemed                                               (77,965)          (155,674)           (92,624)          (303,955)
   Units transferred                                            (14,560)          (146,220)          (396,759)         1,139,549
                                                       ----------------   ------------------------------------------------------
Net increase (decrease) in units                                (83,574)          (238,365)          (454,697)         1,329,322
                                                       ================   ======================================================

                                                        INSTITUTIONAL
                                                            SHARES                   SERVICE CLASS
                                                       ----------------   -----------------------------------
                                                          JANUS ASPEN
                                                           WORLDWIDE             VIP              VIP III
                                                            GROWTH             GROWTH            MID CAP
                                                           DIVISION           DIVISION           DIVISION
                                                       ----------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $       (139,557)  $        287,110   $        (87,960)
     Net realized gain (loss) on sales of investments        (6,912,268)        (1,517,999)          (249,955)
     Change in net unrealized appreciation
      (depreciation) during the period                        2,363,943            381,071            (18,926)
                                                       ----------------   -----------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           (4,687,882)          (849,818)          (356,841)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        672,778            602,264            486,107
     Contract terminations and benefits                      (1,002,963)          (207,308)          (363,100)
     Net transfers among investment options                  (1,664,488)        (1,264,011)            38,253
     Contract maintenance charges                                (5,732)              (868)            (2,365)
                                                       ----------------   -----------------------------------
Net increase (decrease) in net assets
   from contract related transactions                        (2,000,405)          (869,923)           158,895
                                                       ----------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (6,688,287)        (1,719,741)          (197,946)

Net assets, beginning of year                                19,583,152          5,019,451          6,992,160
                                                       ----------------   -----------------------------------

NET ASSETS, END OF YEAR                                $     12,894,865   $      3,299,710   $      6,794,214
                                                       ================   ===================================

UNIT TRANSACTIONS
   Units purchased                                               44,133             61,753             29,959
   Units redeemed                                               (69,539)           (21,898)           (22,585)
   Units transferred                                           (134,970)          (128,374)               401
                                                       ----------------   -----------------------------------
Net increase (decrease) in units                               (160,376)           (88,519)             7,775
                                                       ================   ===================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

                                                                            SERVICE CLASS
                                                       -------------------------------------------------------
                                                             MFS                MFS                MFS
                                                           EMERGING          INVESTORS           MID CAP
                                                            GROWTH             TRUST              GROWTH
                                                           DIVISION           DIVISION           DIVISION
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         41,627   $         15,308   $         (3,635)
     Net realized gain (loss) on sales of investments          (577,011)          (155,344)          (652,746)
     Change in net unrealized appreciation
      (depreciation) during the period                           29,174             15,321             78,896
                                                       ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             (506,210)          (124,715)          (577,485)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        404,749            157,794            443,082
     Contract terminations and benefits                         (18,941)           (68,568)          (109,729)
     Net transfers among investment options                     501,780            537,229            108,579
     Contract maintenance charges                                  (168)              (204)              (896)
                                                       ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           887,420            626,251            441,036
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               381,210            501,536           (136,449)

Net assets, beginning of year                                   573,181            545,062          1,563,414
                                                       ------------------------------------------------------

NET ASSETS, END OF YEAR                                $        954,391   $      1,046,598   $      1,426,965
                                                       ======================================================

UNIT TRANSACTIONS
   Units purchased                                               50,844             17,902             47,961
   Units redeemed                                                (2,875)            (8,328)           (11,479)
   Units transferred                                             45,439             64,570            (17,454)
                                                       ------------------------------------------------------
Net increase (decrease) in units                                 93,408             74,144             19,028
                                                       ======================================================

                                                                  SERVICE CLASS                        SERVICE SHARES
                                                       -----------------------------------   -----------------------------------
                                                                                 MFS            JANUS ASPEN
                                                             MFS               CAPITAL          AGGRESSIVE         JANUS ASPEN
                                                        NEW DISCOVERY      OPPORTUNITIES          GROWTH             GROWTH
                                                           DIVISION           DIVISION           DIVISION           DIVISION
                                                       -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         13,444   $         54,375   $        (15,889)  $         (9,825)
     Net realized gain (loss) on sales of investments          (137,473)          (214,787)        (1,011,329)          (295,251)
     Change in net unrealized appreciation
      (depreciation) during the period                           78,241            (70,878)           418,427             97,435
                                                       -----------------------------------   -----------------------------------
Net increase (decrease) in net assets resulting
   from operations                                              (45,788)          (231,290)          (608,791)          (207,641)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        140,191             86,432             84,055            240,674
     Contract terminations and benefits                         (21,475)           (23,078)           (41,523)           (71,783)
     Net transfers among investment options                     387,708           (641,029)          (172,880)           100,078
     Contract maintenance charges                                  (381)              (379)              (788)              (634)
                                                       -----------------------------------   -----------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           506,043           (578,054)          (131,136)           268,335
                                                       -----------------------------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                               460,255           (809,344)          (739,927)            60,694

Net assets, beginning of year                                   835,403          1,800,232          1,668,925            605,943
                                                       -----------------------------------   -----------------------------------

NET ASSETS, END OF YEAR                                $      1,295,658   $        990,888   $        928,998   $        666,637
                                                       ===================================   ===================================

UNIT TRANSACTIONS
   Units purchased                                               14,267             10,315             13,782             31,109
   Units redeemed                                                (2,350)            (2,723)            (8,218)            (9,518)
   Units transferred                                             41,174            (56,830)           (20,034)            11,797
                                                       -----------------------------------   -----------------------------------
Net increase (decrease) in units                                 53,091            (49,238)           (14,470)            33,388
                                                       ===================================   ===================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

                                                        SERVICE SHARES              CLASS 1B SHARES
                                                       ----------------   -----------------------------------
                                                                                                 PUTNAM VT
                                                                              PUTNAM VT        INTERNATIONAL
                                                          JANUS ASPEN      GROWTH & INCOME        GROWTH
                                                        STRATEGIC VALUE       DIVISION           DIVISION
                                                           DIVISION        -SEPTEMBER 18*-     -AUGUST 30*-
                                                       ----------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         (5,631)  $           (545)  $           (210)
     Net realized gain (loss) on sales of investments           (36,794)              (152)             3,236
     Change in net unrealized appreciation
      (depreciation) during the period                           44,525              5,601              1,028
                                                       ----------------   -----------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                2,100              4,904              4,054

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                        211,937             13,273             18,273
     Contract terminations and benefits                          (9,178)                 -                  -
     Net transfers among investment options                     536,444            475,625             37,460
     Contract maintenance charges                                   (49)                 -                  -
                                                       ----------------   -----------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           739,154            488,898             55,733
                                                       ----------------   -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                               741,254            493,802             59,787

Net assets, beginning of year                                   192,904                  -                  -
                                                       ----------------   -----------------------------------

NET ASSETS, END OF YEAR                                $        934,158   $        493,802   $         59,787
                                                       ================   ===================================

UNIT TRANSACTIONS
   Units purchased                                               23,757              1,299              1,970
   Units redeemed                                                (1,071)                 -                  -
   Units transferred                                             65,674             45,111              4,200
                                                       ----------------   -----------------------------------
Net increase (decrease) in units                                 88,360             46,410              6,170
                                                       ================   ===================================

                                                                          CLASS 1B SHARES
                                                       ------------------------------------------------------
                                                            PUTNAM VT          PUTNAM VT          PUTNAM VT
                                                        SMALL CAP VALUE      TECHNOLOGY         VOYAGER II
                                                           DIVISION           DIVISION           DIVISION
                                                         -AUGUST 22*-       -NOVEMBER 8*-     -SEPTEMBER 18*-
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $         (1,669)  $           (490)  $             (6)
     Net realized gain (loss) on sales of investments            (1,827)                20                (93)
     Change in net unrealized appreciation
      (depreciation) during the period                           37,145             (4,554)               123
                                                       ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                               33,649             (5,024)                24

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
     Contributions from contract holders                         28,000                  -              3,000
     Contract terminations and benefits                          (3,697)                 -                  -
     Net transfers among investment options                     411,857            291,863              9,931
     Contract maintenance charges                                   (58)                 -                  -
                                                       ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           436,102            291,863             12,931
                                                       ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               469,751            286,839             12,955

Net assets, beginning of year                                         -                  -                  -
                                                       ------------------------------------------------------

NET ASSETS, END OF YEAR                                $        469,751   $        286,839   $         12,955
                                                       ======================================================

UNIT TRANSACTIONS
   Units purchased                                                3,115                  -                300
   Units redeemed                                                  (405)                 -                  -
   Units transferred                                             43,754             28,260                796
                                                       ------------------------------------------------------
Net increase (decrease) in units                                 46,464             28,260              1,096
                                                       ======================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or to one or more fixed guaranteed rate options or systematic transfer options of National Integrity's Separate Account GPO. The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Janus Aspen Series; J.P. Morgan Series Trust II ("JPM Series"); The Legends Fund, Inc. ("Legends Funds"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Funds; Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. Touchstone Advisors, Inc. ("Touchstone Advisors"), a wholly owned subsidiary of W&S serves as the investment adviser of the Legends Funds and the Touchstone Funds. Janus Capital Corporation serves as investment adviser to the Janus Aspen Series. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company ("MFS") is the investment adviser to the MFS Funds. Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. Morgan Stanley Dean Witter

Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Funds, Inc. manages the Van Kampen UIT Funds.

The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has forty investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the year ended December 31, 2002 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2002 for the applicable periods) and the cost of shares held at December 31, 2002 for each division were as follows:


                         DIVISION                                          PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
Gabelli Large Cap Value (Pinnacle(TM))                                  $     2,835,343  $     3,377,979  $     1,878,506
Gabelli Large Cap Value (Pinnacle IV(TM))                                       370,244           49,216          299,131
Harris Bretall Sullivan & Smith (Pinnacle(TM))                                2,192,912        3,467,515        4,980,237
Harris Bretall Sullivan & Smith (Pinnacle IV(TM))                                86,057            1,633           83,838
Third Avenue Value (Pinnacle(TM))                                             5,358,139        5,847,119        9,332,481
Third Avenue Value (Pinnacle IV(TM))                                          1,356,744           62,738        1,283,164
Baron Small Cap Value (Pinnacle(TM))                                          5,727,195        6,472,928        3,200,734
Baron Small Cap Value (Pinnacle IV(TM))                                         278,050           22,524          252,806
Touchstone Balanced (Pinnacle IV(TM))                                               537              578                -
Touchstone Balanced (Pinnacle(TM))                                            1,642,221        1,227,742          406,340
Touchstone Bond (Pinnacle IV(TM))                                               160,854              134          160,721
Touchstone Bond (Pinnacle(TM))                                                4,040,376        3,256,240          800,242
Touchstone Emerging Growth (Pinnacle IV(TM))                                     13,644               62           13,577
Touchstone Emerging Growth (Pinnacle(TM))                                        16,201            9,546            6,426
Touchstone Enhanced 30 (Pinnacle IV(TM))                                          1,550                1            1,549
Touchstone Enhanced 30 (Pinnacle(TM))                                           295,641          280,369            2,504
Touchstone Growth & Income (Pinnacle IV(TM))                                     68,622           65,811            1,339
Touchstone Growth & Income (Pinnacle(TM))                                       692,524          633,415           20,667
Touchstone Growth/Value (Pinnacle(TM))                                          338,279          326,724            7,281
Touchstone Growth/Value (Pinnacle IV(TM))                                         6,901               18            6,885
Touchstone High Yield (Pinnacle IV(TM))                                         218,800            3,022          215,618
Touchstone High Yield (Pinnacle(TM))                                          6,803,653        1,801,659        4,935,810
Touchstone International Equity (Pinnacle(TM))                                3,981,653        3,982,548           54,490
Touchstone Large Cap Growth (Pinnacle(TM))                                      157,146          153,971                -
Touchstone Money Market (Pinnacle IV(TM))                                        74,838              372           74,466
Touchstone Money Market (Pinnacle(TM))                                        5,326,401        4,622,485          703,916
Touchstone Small Cap Value (Pinnacle(TM))                                       514,249          351,598          155,232
Touchstone Value Plus (Pinnacle(TM))                                                375                2              373

                         DIVISION                                          PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
JPM Bond (Pinnacle(TM))                                                 $    12,925,116  $     9,814,373  $    11,846,329
JPM Bond (Pinnacle IV(TM))                                                    1,424,151          147,630        1,280,677
JPM International Opportunities (Pinnacle(TM))                                6,810,725        6,483,831          786,519
JPM International Opportunities (Pinnacle IV(TM))                                20,129            3,728           16,344
JPM Mid Cap Value (Pinnacle IV(TM))                                              17,593               18           17,575
Morgan Stanley High Yield (Pinnacle(TM))                                      1,562,716        5,611,397                -
Morgan Stanley High Yield (Pinnacle IV(TM))                                      61,204           60,990                -
Van Kampen Emerging Markets Debt (Pinnacle(TM))                                 720,443          308,339          996,987
Van Kampen Emerging Markets Debt (Pinnacle IV(TM))                               39,415              307           39,088
Van Kampen U.S. Real Estate (Pinnacle(TM))                                    5,136,873        3,476,225        2,886,740
Van Kampen U.S. Real Estate (Pinnacle IV(TM))                                   183,974            5,011          178,597
Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))                           1,686                7            1,669
Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM))                       27,660              146           27,122
Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM))                        695,138          536,000          182,857
Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM))                      32,877              164           32,644
Van Kampen Internet (Pinnacle(TM))                                                    -            7,415                -
Van Kampen MS High-Tech 35 Index (Pinnacle(TM))                                  72,703           40,243           41,804
Van Kampen MS High-Tech 35 Index (Pinnacle IV(TM))                                7,216            6,620                -
Van Kampen MS U.S. Multinational (Pinnacle(TM))                                  49,681              281           49,270
Van Kampen MS U.S. Multinational (Pinnacle IV(TM))                               19,641            8,404            9,165
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))                                            4,480,620        4,622,219        7,702,135
  VIP II Contrafund (Pinnacle(TM))                                            4,067,811        2,741,196       11,889,137
  VIP III Growth & Income (Pinnacle(TM))                                      5,460,778        7,486,970        5,360,713
  VIP III Growth Opportunity (Pinnacle(TM))                                   3,046,343        3,727,052        2,259,450
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))                                         4,440,633        6,715,318       23,134,179
  Janus Aspen Capital Appreciation (Pinnacle(TM))                             2,067,686        5,835,656       16,844,556
  Janus Aspen Money Market (Pinnacle(TM))                                    58,617,140       63,316,665       19,651,062
  Janus Aspen Worldwide Growth (Pinnacle(TM))                                 4,580,630        6,837,518        9,368,397
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))                                                   7,621,101        7,047,319        2,965,722
  VIP III Mid Cap (Pinnacle(TM))                                              4,918,069        4,178,619        6,711,323
  MFS Emerging Growth (Pinnacle(TM))                                            980,875          925,787          945,675
  MFS Emerging Growth (Pinnacle IV(TM))                                          15,847            4,398           10,367
  MFS Investors Trust (Pinnacle(TM))                                          2,810,622        2,861,451          755,280

                         DIVISION                                          PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Trust (Pinnacle IV(TM))                                 $        71,218  $           767  $        70,423
  MFS Mid Cap Growth (Pinnacle(TM))                                           1,276,018        1,298,091          922,410
  MFS Mid Cap Growth (Pinnacle IV(TM))                                          352,508            4,439          346,690
  MFS New Discovery (Pinnacle(TM))                                            1,613,506        1,637,229          824,781
  MFS New Discovery (Pinnacle IV(TM))                                            12,908               94           12,791
  MFS Capital Opportunities (Pinnacle(TM))                                      952,706          974,713          718,764
  MFS Capital Opportunities (Pinnacle IV(TM))                                    15,143               88           15,026
  MFS Investors Growth Stock (Pinnacle IV(TM))                                   18,537               33           18,498
  MFS Research (Pinnacle IV(TM))                                                  5,193              360            4,725
  MFS Total Return (Pinnacle IV(TM))                                            359,602           23,178          334,988
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))                                              303,991           23,608          279,324
  VIP Equity-Income (Pinnacle IV(TM))                                           607,284           30,488          573,656
  VIP Growth & Income (Pinnacle IV(TM))                                         488,759           13,811          472,692
  VIP Growth (Pinnacle IV(TM))                                                  285,726           23,040          258,876
  VIP Growth Opportunities (Pinnacle IV(TM))                                     52,881            7,979           44,470
  VIP Mid Cap (Pinnacle IV(TM))                                                 196,635           21,203          172,992
  VIP Money Market (Pinnacle IV(TM))                                          4,272,857        1,085,272        3,187,585
SERVICE SHARES:
  Janus Aspen Aggressive Growth (Pinnacle(TM))                                  496,119          537,857          762,251
  Janus Aspen Aggressive Growth (Pinnacle IV(TM))                                27,130              550           26,531
  Janus Aspen Balanced (Pinnacle IV(TM))                                        338,226           24,784          312,640
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))                            249,921            7,987          241,442
  Janus Aspen Core Equity (Pinnacle IV(TM))                                       3,831                1            3,830
  Janus Aspen Growth (Pinnacle(TM))                                           2,496,638        2,417,351          637,952
  Janus Aspen Growth (Pinnacle IV(TM))                                           42,274            3,483           38,885
  Janus Aspen Strategic Value (Pinnacle(TM))                                    518,870          509,896          838,242
  Janus Aspen Strategic Value (Pinnacle IV(TM))                                 148,643            3,822          143,786
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))                                102,815           16,092           83,571
CLASS 1B SHARES:
  Putnam VT Growth & Income (Pinnacle(TM))                                    4,577,871        4,567,025          374,778
  Putnam VT Growth & Income (Pinnacle IV(TM))                                   175,982           14,694          158,085
  Putnam VT International Growth (Pinnacle(TM))                               5,682,630        4,989,004          694,962
  Putnam VT International Growth (Pinnacle IV(TM))                               96,928              271           96,602
  Putnam VT Small Cap Value (Pinnacle(TM))                                    4,332,882        3,557,356        1,029,784
  Putnam VT Small Cap Value (Pinnacle IV(TM))                                   194,686           20,237          170,933

                         DIVISION                                          PURCHASES          SALES            COST
-------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Technology (Pinnacle(TM))                                   $       399,872  $       470,236              $ -
  Putnam VT Voyager II (Pinnacle(TM))                                         1,087,296          955,805          118,252
  Putnam VT Voyager II (Pinnacle IV(TM))                                          1,170                6            1,162
CLASS A SHARES
  Scudder EAFE Equity Index (Pinnacle(TM))                                    6,790,754        6,835,867          463,047
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                    47,080              379           46,641
  Scudder Equity 500 Index (Pinnacle(TM))                                    17,340,291       22,408,631       14,151,781
  Scudder Equity 500 Index (Pinnacle IV(TM))                                    596,243           21,241          571,748
  Scudder Small Cap Index (Pinnacle(TM))                                     13,782,095       16,588,065        5,669,170
  Scudder Small Cap Index (Pinnacle IV(TM))                                      51,793            2,312           48,961
CLASS B SHARES
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                    22,605               78           22,511
  Scudder Equity 500 Index (Pinnacle IV(TM))                                    329,624            3,965          324,921
  Scudder Small Cap Index (Pinnacle IV(TM))                                      28,988               77           28,892

                                                                                                          ---------------
                                                                                                          $   190,189,767
                                                                                                          ===============

3.  EXPENSES

There are two contracts currently offered by the Separate Account: Pinnacle and Pinnacle IV. Pinnacle charges 1.20% and 0.15%, and Pinnacle IV charges 1.30% and 0.15%, respectively, of net assets to cover these risks and expenses. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2002 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2002 for the applicable periods).

                                                                             -----------------
                                                                                 UNIT VALUE                   CAPITAL GAIN
                                                                     UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                   YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
--------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value (Pinnacle(TM))
                                                             2002      186   $  7.34  $  14.13  $    1,768               -
                                                             2001      256     12.18     18.75       3,547          39,452
  Gabelli Large Cap Value (Pinnacle IV(TM))
                                                             2002       36      5.85     11.05         275               -
  Harris Bretall Sullivan & Smith (Pinnacle(TM))
                                                             2002      269     12.10     19.93       3,512               -
                                                             2001      368     15.03     28.45       6,993         645,503
  Harris Bretall Sullivan & Smith (Pinnacle IV(TM))
                                                             2002       10      6.68     10.77          72               -
  Third Avenue Value (Pinnacle(TM))
                                                             2002      323     20.45     32.05       7,847               -
                                                             2001      354     24.54     31.70      10,574               -
  Third Avenue Value (Pinnacle IV(TM))
                                                             2002      139      6.99     10.95       1,157               -
  Baron Small Cap Value (Pinnacle(TM))
                                                             2002      185     14.17     19.30       2,810               -
                                                             2001      229     14.26     18.50       4,102               -
  Baron Small Cap Value (Pinnacle IV(TM))
                                                             2002       26      8.26     11.26         233               -
  Touchstone Balanced (Pinnacle IV(TM))
                                                             2002        -      8.35     10.22           -               -
  Touchstone Balanced (Pinnacle(TM))
                                                             2002       45      8.35     10.22         419              41
  Touchstone Bond (Pinnacle IV(TM))
                                                             2002       14      9.92     10.48         150               -
  Touchstone Bond (Pinnacle(TM))
                                                             2002       72      9.92     10.49         752               -
  Touchstone Emerging Growth (Pinnacle IV(TM))
                                                             2002        2      6.71     10.22          12             277
  Touchstone Emerging Growth (Pinnacle(TM))
                                                             2002        1      6.71     10.22           6             141
  Touchstone Enhanced 30 (Pinnacle IV(TM))
                                                             2002        -*     7.17     10.71           1               -
  Touchstone Enhanced 30 (Pinnacle(TM))
                                                             2002        -*     7.17     10.71           2               -

                                                             INVESTMENT
                                                               INCOME      EXPENSE       TOTAL
                  DIVISION                                    RATIO (1)     RATIO     RETURN (2)
------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value (Pinnacle(TM))
                                                                   0.06%      1.35%       (31.51%)
                                                                   1.86%      1.35%       (15.79%)
  Gabelli Large Cap Value (Pinnacle IV(TM))
                                                                   0.10%      1.45%       (24.30%)
  Harris Bretall Sullivan & Smith (Pinnacle(TM))
                                                                   0.00%      1.35%       (31.44%)
                                                                   0.00%      1.35%       (28.90%)
  Harris Bretall Sullivan & Smith (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (28.00%)
  Third Avenue Value (Pinnacle(TM))
                                                                   1.54%      1.35%       (18.61%)
                                                                   0.82%      1.35%        13.70%
  Third Avenue Value (Pinnacle IV(TM))
                                                                   2.77%      1.45%       (17.00%)
  Baron Small Cap Value (Pinnacle(TM))
                                                                   0.00%      1.35%       (15.21%)
                                                                   0.00%      1.35%         5.09%
  Baron Small Cap Value (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (11.30%)
  Touchstone Balanced (Pinnacle IV(TM))
                                                                   0.00%      1.45%        (7.60%)
  Touchstone Balanced (Pinnacle(TM))
                                                                   3.64%      1.35%        (7.60%)
  Touchstone Bond (Pinnacle IV(TM))
                                                                  49.15%      1.45%         4.70%
  Touchstone Bond (Pinnacle(TM))
                                                                  11.04%      1.35%         4.80%
  Touchstone Emerging Growth (Pinnacle IV(TM))
                                                                   3.64%      1.45%       (23.30%)
  Touchstone Emerging Growth (Pinnacle(TM))
                                                                   1.21%      1.35%       (23.30%)
  Touchstone Enhanced 30 (Pinnacle IV(TM))
                                                                   4.01%      1.45%       (18.30%)
  Touchstone Enhanced 30 (Pinnacle(TM))
                                                                   0.16%      1.35%       (18.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             -----------------
                                                                                 UNIT VALUE                   CAPITAL GAIN
                                                                     UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                   YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Growth & Income (Pinnacle IV(TM))
                                                             2002        -*  $  7.28  $  10.44  $        1              49
  Touchstone Growth & Income (Pinnacle(TM))
                                                             2002        2      7.28     10.44          20             769
  Touchstone Growth/Value (Pinnacle(TM))
                                                             2002        1      7.04     10.75           7               -
  Touchstone Growth/Value (Pinnacle IV(TM))
                                                             2002        1      7.04     10.75           7               -
  Touchstone High Yield (Pinnacle IV(TM))
                                                             2002       21      8.78     10.00         204               -
  Touchstone High Yield (Pinnacle(TM))
                                                             2002      480      8.78     10.00       4,679               -
  Touchstone International Equity (Pinnacle(TM))
                                                             2002        7      7.11     10.21          54               -
  Touchstone Large Cap Growth (Pinnacle(TM))
                                                             2002        -      7.31     10.65           -               -
  Touchstone Money Market (Pinnacle IV(TM))
                                                             2002        7     10.00     10.00          74               -
  Touchstone Money Market (Pinnacle(TM))
                                                             2002       70     10.00     10.01         704               -
  Touchstone Small Cap Value (Pinnacle(TM))
                                                             2002       19      6.70     10.16         155               -
  Touchstone Value Plus (Pinnacle(TM))
                                                             2002        -*     6.79     10.39           -**             -**
  JPM Bond (Pinnacle(TM))
                                                             2002      953     12.09     13.05      12,424               -
                                                             2001      693     11.56     12.44       8,421          44,618
  JPM Bond (Pinnacle IV(TM))
                                                             2002      126      9.88     10.63       1,334               -
  JPM International Opportunities (Pinnacle(TM))
                                                             2002      108      6.80      9.71         817               -
                                                             2001       60      8.00     11.87         564           7,978
  JPM International Opportunities (Pinnacle IV(TM))
                                                             2002        2      7.80     11.15          15               -
  JPM Mid Cap Value (Pinnacle IV(TM))
                                                             2002        2      7.87     10.20          18               -
  Van Kampen Emerging Markets Debt (Pinnacle(TM))
                                                             2002       78     11.07     12.64         983               -
                                                             2001       49     10.57     11.74         571               -
  Van Kampen Emerging Markets Debt (Pinnacle IV(TM))
                                                             2002        4      9.08     10.37          39               -

                                                             INVESTMENT
                                                               INCOME      EXPENSE       TOTAL
                  DIVISION                                    RATIO (1)     RATIO     RETURN (2)
------------------------------------------------------------------------------------------------
  Touchstone Growth & Income (Pinnacle IV(TM))
                                                                   0.22%      1.45%       (17.50%)
  Touchstone Growth & Income (Pinnacle(TM))
                                                                   0.20%      1.35%       (17.40%)
  Touchstone Growth/Value (Pinnacle(TM))
                                                                   0.00%      1.35%       (20.40%)
  Touchstone Growth/Value (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (20.40%)
  Touchstone High Yield (Pinnacle IV(TM))
                                                                  15.04%      1.45%        (2.60%)
  Touchstone High Yield (Pinnacle(TM))
                                                                   8.82%      1.35%        (2.50%)
  Touchstone International Equity (Pinnacle(TM))
                                                                   0.28%      1.35%       (22.40%)
  Touchstone Large Cap Growth (Pinnacle(TM))
                                                                   0.00%      1.35%       (22.10%)
  Touchstone Money Market (Pinnacle IV(TM))
                                                                   0.63%      1.45%         0.00%
  Touchstone Money Market (Pinnacle(TM))
                                                                   0.81%      1.35%         0.00%
  Touchstone Small Cap Value (Pinnacle(TM))
                                                                   0.00%      1.35%       (20.00%)
  Touchstone Value Plus (Pinnacle(TM))
                                                                   1.40%      1.35%       (22.00%)
  JPM Bond (Pinnacle(TM))
                                                                   0.62%      1.35%         7.33%
                                                                   6.26%      1.35%         5.47%
  JPM Bond (Pinnacle IV(TM))
                                                                   0.18%      1.45%         6.20%
  JPM International Opportunities (Pinnacle(TM))
                                                                   0.36%      1.35%       (19.36%)
                                                                   1.52%      1.35%       (20.27%)
  JPM International Opportunities (Pinnacle IV(TM))
                                                                   0.13%      1.45%       (13.00%)
  JPM Mid Cap Value (Pinnacle IV(TM))
                                                                   0.00%      1.45%        (8.00%)
  Van Kampen Emerging Markets Debt (Pinnacle(TM))
                                                                   8.37%      1.35%         7.68%
                                                                   8.99%      1.35%         8.62%
  Van Kampen Emerging Markets Debt (Pinnacle IV(TM))
                                                                  24.11%      1.45%         3.50%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.
** - Less than $1,000.

                                                                               -----------------
                                                                                   UNIT VALUE                   CAPITAL GAIN
                                                                       UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                     YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
----------------------------------------------------------------------------------------------------------------------------
  Van Kampen U.S. Real Estate (Pinnacle(TM))
                                                               2002      225   $ 10.77  $  13.79  $    2,706          50,683
                                                               2001      103     10.89     12.71       1,266          10,321
  Van Kampen U.S. Real Estate (Pinnacle IV(TM))
                                                               2002       17      8.74     11.18         168           2,964
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))
                                                               2002        -*     1.74     10.00           1               -
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM))
                                                               2002        6      2.57     11.64          19               -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM))
                                                               2002       25      6.09     10.68         175               -
                                                               2001       30      9.84     11.19         327               -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM))
                                                               2002        4      6.51     10.87          30               -
  Van Kampen Internet (Pinnacle(TM))
                                                               2002        -      3.32     11.83           -               -
                                                               2001        2      9.05     12.44          19               -
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))
                                                               2002        6      5.34     11.97          39               -
                                                               2001        4      7.20     12.06          40               -
  Van Kampen MS High-Tech 35 Index (Pinnacle IV(TM))
                                                               2002        -      5.50     11.33           -               -
  Van Kampen MS U.S. Multinational (Pinnacle(TM))
                                                               2002        6      5.00     10.00          32               -
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))
                                                               2002        1      5.51     10.79           9               -
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))
                                                               2002      595      8.45     12.71       5,880         161,163
                                                               2001      639     10.30     13.36       7,711         345,350
  VIP II Contrafund (Pinnacle(TM))
                                                               2002      960     10.29     12.95      10,651               -
                                                               2001      839     10.86     14.15      10,415         437,889
  VIP III Growth & Income (Pinnacle(TM))
                                                               2002      490      9.07     12.37       4,898               -
                                                               2001      683     10.48     13.54       8,298         379,425
  VIP III Growth Opportunity (Pinnacle(TM))
                                                               2002      296      6.41      9.44       2,120               -
                                                               2001      382      7.79     11.16       3,553               -
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))
                                                             2002    1,400     13.25     15.27      19,415               -
                                                             2001    1,582     13.82     16.23      23,777               -

                                                               INVESTMENT
                                                                 INCOME      EXPENSE       TOTAL
                  DIVISION                                      RATIO (1)     RATIO     RETURN (2)
--------------------------------------------------------------------------------------------------
  Van Kampen U.S. Real Estate (Pinnacle(TM))
                                                                     4.39%      1.35%        (2.12%)
                                                                     4.05%      1.35%         8.40%
  Van Kampen U.S. Real Estate (Pinnacle IV(TM))
                                                                     9.93%      1.45%        (2.80%)
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))
                                                                    45.24%      1.35%       (78.30%)
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM))
                                                                    88.95%      1.45%       (68.00%)
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM))
                                                                     2.34%      1.35%       (34.63%)
                                                                     1.51%      1.35%         8.00%
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM))
                                                                     3.28%      1.45%       (24.60%)
  Van Kampen Internet (Pinnacle(TM))
                                                                     0.00%      1.35%       (67.86%)
                                                                     0.00%      1.35%         5.80%
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))
                                                                     0.77%      1.35%       (41.76%)
                                                                     1.82%      1.35%        10.40%
  Van Kampen MS High-Tech 35 Index (Pinnacle IV(TM))
                                                                     0.00%      1.45%       (33.80%)
  Van Kampen MS U.S. Multinational (Pinnacle(TM))
                                                                     3.95%      1.35%       (43.50%)
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))
                                                                     3.73%      1.45%       (37.70%)
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))
                                                                     1.92%      1.35%       (18.06%)
                                                                     1.65%      1.35%        (6.29%)
  VIP II Contrafund (Pinnacle(TM))
                                                                     0.82%      1.35%       (10.63%)
                                                                     1.05%      1.35%       (13.39%)
  VIP III Growth & Income (Pinnacle(TM))
                                                                     1.53%      1.35%       (17.78%)
                                                                     1.46%      1.35%        (9.93%)
  VIP III Growth Opportunity (Pinnacle(TM))
                                                                     1.19%      1.35%       (22.90%)
                                                                     0.42%      1.35%       (15.61%)
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))
                                                                     2.37%      1.35%        (7.72%)
                                                                     2.55%      1.35%        (5.94%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             -----------------
                                                                                 UNIT VALUE                   CAPITAL GAIN
                                                                     UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                   YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES (CONTINUED):
  Janus Aspen Capital Appreciation (Pinnacle(TM))
                                                             2002      831   $ 12.67  $  16.29  $   11,107               -
                                                             2001    1,084     13.78     21.70      17,412               -
  Janus Aspen Money Market (Pinnacle(TM))
                                                             2002    1,680     11.66     11.70      19,643               -
                                                             2001    2,088     11.35     11.66      24,341               -
  Janus Aspen Worldwide Growth (Pinnacle(TM))
                                                             2002      779      8.88     13.17       7,466               -
                                                             2001      989     10.80     17.86      12,895               -
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))
                                                             2002      433      5.40      8.98       2,592               -
                                                             2001      379      7.00     11.05       3,300         333,528
  VIP III Mid Cap (Pinnacle(TM))
                                                             2002      455     13.52     17.55       6,742               -
                                                             2001      407     14.66     16.88       6,794               -
  MFS Emerging Growth (Pinnacle(TM))
                                                             2002      159      3.65      6.30         641               -
                                                             2001      154      4.86      9.26         954          55,073
  MFS Emerging Growth (Pinnacle IV(TM))
                                                             2002        1      6.72     10.94          10               -
  MFS Investors Trust (Pinnacle(TM))
                                                             2002      117      5.65      8.16         731               -
                                                             2001      130      6.95      9.67       1,047          22,029
  MFS Investors Trust (Pinnacle IV(TM))
                                                             2002        8      7.40     10.71          67               -
  MFS Mid Cap Growth (Pinnacle(TM))
                                                             2002      155      4.05      8.31         717               -
                                                             2001      173      6.14     11.06       1,427               -
  MFS Mid Cap Growth (Pinnacle IV(TM))
                                                             2002       46      5.80     11.27         303               -
  MFS New Discovery (Pinnacle(TM))
                                                             2002      119      6.10      9.94         776               -
                                                             2001      134      7.37     11.16       1,296           1,010
  MFS New Discovery (Pinnacle IV(TM))
                                                             2002        1      6.97     10.92          10               -
  MFS Capital Opportunities (Pinnacle(TM))
                                                             2002      124      4.46      7.54         633               -
                                                             2001      134      5.96     10.70         991          28,067
  MFS Capital Opportunities (Pinnacle IV(TM))
                                                             2002        2      6.65     11.08          13               -
  MFS Investors Growth Stock (Pinnacle IV(TM))
                                                             2002        2      7.34     10.74          18               -

                                                             INVESTMENT
                                                               INCOME      EXPENSE       TOTAL
                  DIVISION                                    RATIO (1)     RATIO     RETURN (2)
------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES (CONTINUED):
  Janus Aspen Capital Appreciation (Pinnacle(TM))
                                                                   0.56%      1.35%       (16.80%)
                                                                   1.16%      1.35%       (22.74%)
  Janus Aspen Money Market (Pinnacle(TM))
                                                                   1.63%      1.35%         0.26%
                                                                   3.88%      1.35%         2.73%
  Janus Aspen Worldwide Growth (Pinnacle(TM))
                                                                   0.85%      1.35%       (26.53%)
                                                                   0.46%      1.35%       (23.47%)
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))
                                                                   0.17%      1.35%       (31.15%)
                                                                   0.00%      1.35%       (18.92%)
  VIP III Mid Cap (Pinnacle(TM))
                                                                   0.86%      1.35%       (11.09%)
                                                                   0.00%      1.35%        (4.69%)
  MFS Emerging Growth (Pinnacle(TM))
                                                                   0.00%      1.35%       (34.84%)
                                                                   0.00%      1.35%       (34.53%)
  MFS Emerging Growth (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (25.60%)
  MFS Investors Trust (Pinnacle(TM))
                                                                   0.45%      1.35%       (22.29%)
                                                                   0.64%      1.35%       (17.22%)
  MFS Investors Trust (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (18.20%)
  MFS Mid Cap Growth (Pinnacle(TM))
                                                                   0.00%      1.35%       (44.19%)
                                                                   1.15%      1.35%       (18.78%)
  MFS Mid Cap Growth (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (34.00%)
  MFS New Discovery (Pinnacle(TM))
                                                                   0.00%      1.35%       (32.78%)
                                                                   2.69%      1.35%        (6.55%)
  MFS New Discovery (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (25.50%)
  MFS Capital Opportunities (Pinnacle(TM))
                                                                   0.00%      1.35%       (30.72%)
                                                                   4.20%      1.35%       (24.75%)
  MFS Capital Opportunities (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (23.70%)
  MFS Investors Growth Stock (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (22.40%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                             -----------------
                                                                                 UNIT VALUE                   CAPITAL GAIN
                                                                     UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                   YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Research (Pinnacle IV(TM))
                                                             2002        -*  $  7.27  $  10.94  $        4               -
  MFS Total Return (Pinnacle IV(TM))
                                                             2002       35      8.75     10.48         330             197
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))
                                                             2002       30      8.51     10.72         273               -
  VIP Equity-Income (Pinnacle IV(TM))
                                                             2002       63      7.30     11.00         536               -
  VIP Growth & Income (Pinnacle IV(TM))
                                                             2002       51      7.93     10.79         446               -
  VIP Growth (Pinnacle IV(TM))
                                                             2002       34      6.66     10.84         248               -
  VIP Growth Opportunities (Pinnacle IV(TM))
                                                             2002        5      7.29     10.67          39               -
  VIP Mid Cap (Pinnacle IV(TM))
                                                             2002       18      8.28     10.75         167               -
  VIP Money Market (Pinnacle IV(TM))
                                                             2002      319      9.99     10.00       3,186               -
SERVICE SHARES:
  Janus Aspen Aggressive Growth (Pinnacle(TM))
                                                             2002      186      2.97      4.59         604               -
                                                             2001      203      3.84      8.34         929               -
  Janus Aspen Aggressive Growth (Pinnacle IV(TM))
                                                             2002        3      7.52     10.62          25               -
  Janus Aspen Balanced (Pinnacle IV(TM))
                                                             2002       32      8.97     10.35         304               -
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))
                                                             2002       25      8.43     10.66         224               -
  Janus Aspen Core Equity (Pinnacle IV(TM))
                                                             2002        -*     7.68     10.80           4               -
  Janus Aspen Growth (Pinnacle(TM))
                                                             2002      107      4.29      6.65         505               -
                                                             2001      102      5.36      9.70         667           1,223
  Janus Aspen Growth (Pinnacle IV(TM))
                                                             2002        4      7.05     10.90          34               -
  Janus Aspen Strategic Value (Pinnacle(TM))
                                                             2002      106      5.95      9.09         692               -
                                                             2001      109      7.45     10.13         934               -
  Janus Aspen Strategic Value (Pinnacle IV(TM))
                                                             2002       18      7.27     11.11         139               -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))
                                                             2002        9      7.34     10.88          75               -

                                                                 INVESTMENT
                                                                   INCOME      EXPENSE       TOTAL
                  DIVISION                                        RATIO (1)     RATIO     RETURN (2)
----------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Research (Pinnacle IV(TM))
                                                                       0.14%      1.45%       (19.90%)
  MFS Total Return (Pinnacle IV(TM))
                                                                       0.56%      1.45%        (5.00%)
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))
                                                                       0.00%      1.45%        (8.30%)
  VIP Equity-Income (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (14.60%)
  VIP Growth & Income (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (12.80%)
  VIP Growth (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (26.10%)
  VIP Growth Opportunities (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (18.50%)
  VIP Mid Cap (Pinnacle IV(TM))
                                                                       0.00%      1.45%        (9.30%)
  VIP Money Market (Pinnacle IV(TM))
                                                                       1.24%      1.45%        (0.10%)
SERVICE SHARES:
  Janus Aspen Aggressive Growth (Pinnacle(TM))
                                                                       0.00%      1.35%       (29.04%)
                                                                       0.00%      1.45%       (40.36%)
  Janus Aspen Aggressive Growth (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (18.00%)
  Janus Aspen Balanced (Pinnacle IV(TM))
                                                                       3.40%      1.45%        (6.20%)
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))
                                                                       0.41%      1.45%       (11.20%)
  Janus Aspen Core Equity (Pinnacle IV(TM))
                                                                       0.09%      1.45%       (16.50%)
  Janus Aspen Growth (Pinnacle(TM))
                                                                       0.00%      1.35%       (27.80%)
                                                                       0.00%      1.35%       (25.85%)
  Janus Aspen Growth (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (22.80%)
  Janus Aspen Strategic Value (Pinnacle(TM))
                                                                       0.00%      1.35%       (24.42%)
                                                                       0.17%      1.35%        (9.66%)
  Janus Aspen Strategic Value (Pinnacle IV(TM))
                                                                       0.00%      1.45%       (20.70%)
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))
                                                                       0.96%      1.45%       (20.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             -----------------
                                                                                 UNIT VALUE                   CAPITAL GAIN
                                                                     UNITS   -----------------  NET ASSETS      DIVIDEND
                  DIVISION                                   YEAR   (000s)   LOWEST    HIGHEST     (000s)     DISTRIBUTION
--------------------------------------------------------------------------------------------------------------------------
Class 1B Shares:
  Putnam VT Growth & Income (Pinnacle(TM))
                                                             2002       48   $  7.24  $  11.08  $      408           3,612
                                                             2001       46      9.34     10.72         494               -
  Putnam VT Growth & Income (Pinnacle IV(TM))
                                                             2002       18      7.18     10.99         150              74
  Putnam VT International Growth (Pinnacle(TM))
                                                             2002       89      7.11      9.92         703               -
                                                             2001        6      8.19     10.00          60               -
  Putnam VT International Growth (Pinnacle IV(TM))
                                                             2002       11      7.84     10.93          93               -
  Putnam VT Small Cap Value (Pinnacle(TM))
                                                             2002      113      7.20     11.37         924          11,931
                                                             2001       46      8.02     10.19         470               -
  Putnam VT Small Cap Value (Pinnacle IV(TM))
                                                             2002       18      7.41     11.71         153             258
  Putnam VT Voyager II (Pinnacle(TM))
                                                             2002       15      7.36     12.08         120               -
                                                             2001        1      9.12     12.28          13               -
  Putnam VT Voyager II (Pinnacle IV(TM))
                                                             2002        -*     6.91     10.88           1               -
CLASS A SHARES:
  Scudder EAFE Equity Index (Pinnacle(TM))
                                                             2002       68      6.50      9.26         476               -
                                                             2001       71      8.05     12.26         643               -
  Scudder EAFE Equity Index (Pinnacle IV(TM))
                                                             2002        4      7.73     11.00          36               -
  Scudder Equity 500 Index (Pinnacle(TM))
                                                             2002    1,335      8.17     12.34      12,349               -
                                                             2001    1,727     10.16     14.49      20,868          18,510
  Scudder Equity 500 Index (Pinnacle IV(TM))
                                                             2002       59      7.17     10.80         476               -
  Scudder Small Cap Index (Pinnacle(TM))
                                                             2002      588      7.18     11.48       4,957           2,921
                                                             2001      782      8.34     11.38       8,415         178,923
  Scudder Small Cap Index (Pinnacle IV(TM))
                                                             2002        5      7.09     11.35          43              25
CLASS B SHARES:
  Scudder EAFE Equity Index (Pinnacle IV(TM))
                                                             2002        3      7.18     10.21          21               -
  Scudder Equity 500 Index (Pinnacle IV(TM))
                                                             2002       37      7.38     10.51         313               -
  Scudder Small Cap Index (Pinnacle IV(TM))
                                                             2002        4      6.49     10.20          28              16

                                                             INVESTMENT
                                                               INCOME      EXPENSE       TOTAL
                  DIVISION                                    RATIO (1)     RATIO     RETURN (2)
------------------------------------------------------------------------------------------------
Class 1B Shares:
  Putnam VT Growth & Income (Pinnacle(TM))
                                                                   1.60%      1.35%       (20.11%)
                                                                   0.00%      1.35%         6.40%
  Putnam VT Growth & Income (Pinnacle IV(TM))
                                                                   0.29%      1.45%       (15.80%)
  Putnam VT International Growth (Pinnacle(TM))
                                                                   0.28%      1.35%       (18.78%)
                                                                   0.00%      1.35%        (3.10%)
  Putnam VT International Growth (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (13.30%)
  Putnam VT Small Cap Value (Pinnacle(TM))
                                                                   0.23%      1.35%       (19.39%)
                                                                   0.00%      1.35%         1.10%
  Putnam VT Small Cap Value (Pinnacle IV(TM))
                                                                   0.07%      1.45%       (16.10%)
  Putnam VT Voyager II (Pinnacle(TM))
                                                                   0.00%      1.35%       (30.54%)
                                                                   0.00%      1.35%        18.20%
  Putnam VT Voyager II (Pinnacle IV(TM))
                                                                   0.00%      1.45%       (23.00%)
CLASS A SHARES:
  Scudder EAFE Equity Index (Pinnacle(TM))
                                                                   1.20%      1.35%       (22.70%)
                                                                   0.00%      1.35%       (25.67%)
  Scudder EAFE Equity Index (Pinnacle IV(TM))
                                                                   1.90%      1.45%       (16.10%)
  Scudder Equity 500 Index (Pinnacle(TM))
                                                                   1.04%      1.35%       (23.43%)
                                                                   1.20%      1.35%       (13.34%)
  Scudder Equity 500 Index (Pinnacle IV(TM))
                                                                   1.70%      1.45%       (18.80%)
  Scudder Small Cap Index (Pinnacle(TM))
                                                                   0.78%      1.35%       (21.65%)
                                                                   5.26%      1.35%         0.75%
  Scudder Small Cap Index (Pinnacle IV(TM))
                                                                   1.30%      1.45%       (16.80%)
CLASS B SHARES:
  Scudder EAFE Equity Index (Pinnacle IV(TM))
                                                                   5.61%      1.45%       (22.20%)
  Scudder Equity 500 Index (Pinnacle IV(TM))
                                                                   5.49%      1.45%       (16.50%)
  Scudder Small Cap Index (Pinnacle IV(TM))
                                                                   2.83%      1.45%       (23.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* - Less than 1,000.

5.  SUBSEQUENT EVENTS (UNAUDITED)

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 will be asked to vote on the proposal at a special meeting of shareholders to be held on April 18, 2003. The reorganizations are part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it will reorganize and the Touchstone Fund as it will be named after each reorganization (the "Combined Fund") is listed below:

PORTFOLIO:                 TOUCHSTONE FUND              COMBINED FUND
-------------------------------------------------------------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth      Touchstone Large Cap Growth  Touchstone Large Cap Growth
Third Avenue Value         Touchstone Small Cap Value   Touchstone Third Avenue Value
Gabelli Large Cap Value    Touchstone Value Plus        Touchstone Value Plus
Baron Small Cap            A newly created fund         Touchstone Baron Small Cap

Each Combined Fund will have a similar or identical investment objective and similar or identical investment strategies and risks to those of the corresponding Portfolio. Touchstone Small Cap Value Fund will become a non-diversified fund, subject to the approval of its shareholders, to resemble the Third Avenue Value Portfolio.

Touchstone Advisers will continue to serve as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Funds will be the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Portfolio after the reorganization will be Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors.

FINANCIAL STATEMENTS
(STATUTORY BASIS)

National Integrity Life Insurance Company

Years Ended December 31, 2002 and 2001
with Report of Independent Auditors

                    National Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 2002 and 2001



                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                              2
Statements of Operations (Statutory Basis)                                    4
Statements of Changes in Capital and Surplus (Statutory Basis)                5
Statements of Cash Flows (Statutory Basis)                                    6
Notes to Financial Statements (Statutory Basis)                               8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note C to the financial statements, in 2001 National Integrity Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department. Also, as discussed in Note C to the financial statements, in 2002 National Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, as a result in a change in New York regulations.

Cincinnati, Ohio                                           /s/ Ernst & Young LLP
April 4, 2003

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)


                                                            DECEMBER 31,
                                                       2002              2001
                                                   -----------------------------
                                                       (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
    Bonds                                          $   395,440       $   366,495
    Preferred stocks                                     7,630             9,740
    Mortgage loans                                       1,243             1,342
    Policy loans                                        34,691            32,636
    Cash and short-term investments                     47,618            69,340
    Receivable for securities                            1,944             4,551
    Other invested assets                                3,744             3,755
                                                   -----------------------------
Total cash and invested assets                         492,310           487,859

Separate account assets                              1,535,215         1,061,620
Accrued investment income                                6,013             6,909
Deferred tax assets                                      6,464             2,170
Other admitted assets                                    1,250               107

                                                   -----------------------------
Total admitted assets                              $ 2,041,252       $ 1,558,665
                                                   =============================

                                                                 DECEMBER 31,
                                                           2002               2001
                                                      ------------------------------
                                                           (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                       $   425,941        $   454,521
      Unpaid claims                                           132                 50
      Deposits on policies to be issued                     3,767                659
                                                      ------------------------------
    Total policy and contract liabilities                 429,840            455,230

    Separate account liabilities                        1,502,314          1,036,620
    Accounts payable and accrued expenses                     650                628
    Transfers from separate accounts due, net              (9,908)            (9,689)
    Reinsurance balances payable                               34                367
    Payable for securities                                      -              7,796
    Asset valuation reserve                                17,564              5,102
    Payable to affiliates                                   4,379              2,418
    Borrowed money                                         25,218                  -
    Other liabilities                                          54              1,285
                                                      ------------------------------
Total liabilities                                       1,970,145          1,499,757

Capital and surplus:
    Common stock, $10 par value, 200,000 shares
      authorized, issued and outstanding                    2,000              2,000
    Paid-in surplus                                       156,371            101,069
    Unassigned deficit                                    (87,264)           (44,161)
                                                      ------------------------------
Total capital and surplus                                  71,107             58,908
                                                      ------------------------------
Total liabilities and capital and surplus             $ 2,041,252        $ 1,558,665
                                                      ==============================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)


                                                                    YEAR ENDED DECEMBER 31,
                                                                    2002               2001
                                                                 ----------------------------
                                                                    (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                          $ 525,230          $ 343,129
    Net investment income                                           29,914             30,457
    Amortization of the interest maintenance reserve                  (495)                97
    Fees from management of separate account mutual funds            5,950              6,679
    Surrender charges                                                1,723              1,607
    Other revenues                                                     991                890
                                                                 ----------------------------
Total premiums and other revenues                                  563,313            382,859

Benefits paid or provided:
    Death benefits                                                   1,430              1,210
    Annuity benefits                                                24,428             24,346
    Surrender benefits                                             134,023            131,642
    Payments on supplementary contracts                                517                520
    Increase (decrease) in insurance and annuity reserves          (29,401)            54,008
    Other benefits                                                     175                132
                                                                 ----------------------------
Total benefits paid or provided                                    131,172            211,858

Insurance expenses and other deductions:
    Commissions                                                     32,269             20,292
    General expenses                                                10,237              8,866
    Taxes, licenses and fees                                           529                320
    Net transfers to separate accounts                             409,336            137,223
    Other expenses (income)                                         (1,836)                49
                                                                 ----------------------------
Total insurance expenses and other deductions                      450,535            166,750
                                                                 ----------------------------
Gain (loss) from operations before federal income taxes
    and net realized capital gains                                 (18,394)             4,251

Federal income tax benefit                                               -             (2,899)
                                                                 ----------------------------
Gain (loss) from operations before net realized
    capital gains                                                  (18,394)             7,150
Net realized capital gains (losses)                                 (4,951)               160
                                                                 ----------------------------
Net income (loss)                                                $ (23,345)           $ 7,310
                                                                 ============================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2002 and 2001


                                                                                                TOTAL
                                        COMMON           PAID-IN          UNASSIGNED        CAPITAL AND
                                        STOCK            SURPLUS            DEFICIT            SURPLUS
                                       ---------------------------------------------------------------
                                                                (IN THOUSANDS)
Balance, January 1, 2001               $ 2,000          $ 101,069         $ (30,647)          $ 72,422
Net income                                                                    7,310              7,310
Cumulative effect of changes in
    accounting principles                                                   (33,066)           (33,066)
Change in net unrealized capital
    gains (losses)                                                               (9)                (9)
Change in nonadmitted assets
    and related items                                                           132                132
Increase in asset
    valuation reserve                                                          (120)              (120)
Change in surplus in
    separate accounts                                                        12,239             12,239
                                       ---------------------------------------------------------------
Balance, December 31, 2001               2,000            101,069           (44,161)            58,908

Net loss                                                                    (23,345)           (23,345)
Cumulative effect of change in
    accounting principle                                                     14,180             14,180
Change in deferred income tax                                                 7,234              7,234
Change in net unrealized capital
    gains (losses)                                                                7                  7
Change in nonadmitted assets
    and related items                                                       (11,821)           (11,821)
Increase in asset
    valuation reserve                                                       (12,462)           (12,462)
Change in surplus in
    separate accounts                                                       (16,896)           (16,896)
Capital contribution                                       55,302                               55,302
                                       ---------------------------------------------------------------
Balance, December 31, 2002             $ 2,000          $ 156,371         $ (87,264)          $ 71,107
                                       ===============================================================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)


                                                                  YEAR ENDED DECEMBER 31,
                                                                  2002               2001
                                                               ----------------------------
                                                                      (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                  $ 525,230          $ 343,129
    Net investment income received                                32,272             29,983
    Benefits paid                                               (160,349)          (157,755)
    Insurance expenses paid                                      (43,013)           (29,298)
    Other income received, net of other expenses paid             10,374              9,012
    Net transfers to separate accounts                          (409,555)          (137,456)
    Federal income taxes recovered                                     -              5,739
                                                               ----------------------------
Net cash provided by (used in) operations                        (45,041)            63,354

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
      Bonds                                                      361,540            178,278
      Stocks                                                       2,103                  -
      Mortgage loans                                                  99                259
      Miscellaneous proceeds                                       2,607             (4,156)
                                                               ----------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                               366,349            174,381

Cost of investments acquired:
    Bonds                                                        393,169            205,818
    Miscellaneous applications                                     7,796             (7,796)
                                                               ----------------------------
Total cost of investments acquired                               400,965            198,022
Net increase in policy loans                                       2,055              1,367
                                                               ----------------------------
Net cash used in investment activities                           (36,671)           (25,008)

                                                                     YEAR ENDED DECEMBER 31,
                                                                     2002               2001
                                                                   ---------------------------
                                                                         (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Capital and surplus paid-in                                      55,302                  -
    Borrowed money                                                   25,218                  -
    Deposits on deposit-type contract funds and other
      liabilities without life or disability contingencies            2,781              2,339
    Other sources                                                     5,107             48,804
                                                                   ---------------------------
Total other cash provided                                            88,408             51,143
                                                                   ---------------------------
Other cash applied:
    Withdrawals on deposit-type contract funds and other
      liabilities without life or disability contingencies            2,131              1,790
    Other applications, net                                          26,287             34,986
                                                                   ---------------------------
Total other cash applied                                             28,418             36,776
                                                                   ---------------------------
Net cash provided by financing and
    miscellaneous activities                                         59,990             14,367
                                                                   ---------------------------
Net increase (decrease) in cash and short-term investments          (21,722)            52,713

Cash and short-term investments at beginning of year                 69,340             16,627
                                                                   ---------------------------
Cash and short-term investments at end of year                     $ 47,618           $ 69,340
                                                                   ===========================


SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2002


A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Company is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

The Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

UNIVERSAL LIFE AND ANNUITY POLICIES

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Effective January 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2002, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:


                                                                            YEAR ENDED DECEMBER 31,
                                                                             2002            2001
                                                                          ---------------------------
                                                                                 (IN THOUSANDS)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                   $  (23,345)      $    7,310
Deferred policy acquisition costs, net of amortization                        28,060           18,275
Adjustments to customer deposits                                              (9,399)         (16,182)
Adjustments to invested asset carrying values at acquisition date              5,247            7,370
Amortization of interest maintenance reserve                                     495              (97)
Amortization of goodwill                                                           -           (1,023)
Adjustments for realized investment gains                                      5,690            1,452
Adjustments for federal income tax expense                                         -            2,899
Other                                                                              -           (8,021)
                                                                          ---------------------------
Net income, GAAP basis                                                    $    6,748       $   11,983
                                                                          ===========================
                                                                            YEAR ENDED DECEMBER 31,
                                                                             2002             2001
                                                                          ---------------------------
                                                                                 (IN THOUSANDS)
Capital and surplus as reported in the accompanying
  statutory basis financial statements                                    $   71,107       $   58,908
Adjustments to customer deposits                                             (62,176)         (50,869)
Adjustments to invested asset carrying values at acquisition date               (630)         (23,376)
Federal income taxes                                                         (13,275)               -
Asset valuation reserve and interest maintenance reserve                      17,564            5,102
Goodwill                                                                      34,253           34,253
Deferred policy acquisition costs                                             57,590           28,830
Net unrealized gains (losses) on available-for-sale securities                (4,033)           7,967
Other                                                                         11,665             (106)
                                                                          ---------------------------
Shareholder's equity, GAAP basis                                          $  112,065       $   60,709
                                                                          ===========================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

     Short-term investments include investments with remaining maturities of less than one year at the date of acquisition and are principally stated at amortized cost.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

     Mortgage loans and policy loans are reported at unpaid principal balances.

     Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements in 2002. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $25.2 million of mortgage-backed securities, which are subject to the agreements at December 31, 2002.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

B. PERMITTED AND PRESCRIBED STATUTORY ACCOUNTING PRACTICES

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") has been adopted as a component of prescribed and permitted practices by the state of New York. The state has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, prior to January 1, 2002, deferred tax assets and liabilities were not recognized in the financial statements of New York domiciled companies. The Insurance Superintendent has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's capital and surplus between NAIC SAP and practices prescribed by the State of New York Insurance Department is as follows:

                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                          2002           2001
                                                                        -----------------------
                                                                             (IN MILLIONS)
Statutory capital and surplus per statutory financial
  statements                                                            $   71.1        $  58.9

Effect of State of New York's prescribed practice of not
  recognizing deferred tax assets and liabilities                              -            2.7
                                                                        -----------------------
Statutory capital and surplus in accordance with the NAIC
  statutory accounting practices                                        $   71.1        $  61.6
                                                                        =======================


C. ACCOUNTING CHANGES

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with NAIC SAP subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent.

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle that decreased unassigned surplus $33.1 million as of January 1, 2001. Included in this total adjustment is a reduction in capital and surplus of approximately $32.9 million in write-downs of impaired invested assets and $0.2 million of guaranty fund assessment accruals. Despite the negative effect on statutory surplus, management expects the Company to remain in compliance with all regulatory and contractual obligations.

Effective January 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle. This amount is comprised of deferred tax assets of $14.5 million and deferred tax liabilities of $0.3 million

D. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds and preferred stocks are summarized as follows:

                                           COST OR        GROSS          GROSS
                                          AMORTIZED     UNREALIZED     UNREALIZED
                                             COST         GAINS          LOSSES         FAIR VALUE
                                         ---------------------------------------------------------
                                                                (IN THOUSANDS)
At December 31, 2002:
  Mortgage-backed securities             $  138,379     $       -       $      -        $  138,379
  Corporate securities                      216,483        10,379          6,806           220,056
  Asset-backed securities                    28,437             -              -            28,437
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                  3,309           282              -             3,591
  Foreign governments                         3,904             -            333             3,571
  States and political subdivisions           4,930            26              -             4,956
                                         ---------------------------------------------------------
Total bonds                                 395,442        10,687          7,139           398,990
Preferred stocks                              7,630           258              -             7,888
                                         ---------------------------------------------------------
Total bonds and preferred stocks         $  403,072     $  10,945       $  7,139        $  406,878
                                         =========================================================

                                           COST OR           GROSS          GROSS
                                          AMORTIZED        UNREALIZED     UNREALIZED
                                             COST             GAINS         LOSSES         FAIR VALUE
                                         ------------------------------------------------------------
                                                                 (IN THOUSANDS)
At December 31, 2001:
  Mortgage-backed securities             $   99,506        $  1,221       $   7,369        $   93,358
  Corporate securities                      216,723           4,160          12,593           208,290
  Asset-backed securities                    30,674             850             597            30,927
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                  7,005             316              30             7,291
  Foreign governments                         4,491              27               -             4,518
  States and political subdivisions           8,104               -               1             8,103
                                         ------------------------------------------------------------
Total bonds                                 366,503           6,574          20,590           352,487
Preferred stocks                              9,740              31           1,417             8,354
                                         ------------------------------------------------------------
Total bonds and preferred stocks         $  376,243        $  6,605       $  22,007        $  360,841
                                         ============================================================


Fair values are based on published quotations of the Securities Valuation Office ("SVO") of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2002 and 2001, the fair value of investments in bonds includes $229.3 million and $236.0 million, respectively, of bonds that were valued at amortized cost.

The amortized cost of bonds at December 31, 2002 and 2001 has been reduced by adjustments of $2,132 and $8,770 to derive the carrying amount of bonds in the balance sheets, $395.4 million and $366.5 million, respectively.

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2002, by contractual maturity, is as follows:

                                       COST OR
                                      AMORTIZED
                                         COST         FAIR VALUE
                                     ---------------------------
                                            (IN THOUSANDS)
Years to maturity:
   One or less                       $   14,158       $   14,083
   After one through five                46,613           48,636
   After five through ten                55,161           56,817
   After ten                            112,694          112,638
   Asset-backed securities               28,437           28,437
   Mortgage-backed securities           138,379          138,379
                                     ---------------------------
Total                                $  395,442       $  398,990
                                     ===========================


The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2002 and 2001 were $166.4 million and $178.3 million; gross gains of $2.2 million and $535,042, and gross losses of $464,151 and $1.1 million were realized on those sales, respectively.

At December 31, 2002 and 2001, bonds with an admitted asset value of $1,237,223 and $1,236,089 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade bonds of $45.8 million and $29.4 million, respectively, with an aggregate fair value of $41.4 million and $24.3 million, respectively. Those holdings amounted to less than 12% and 8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and less than 3% and 2% of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2002, the Company held no mortgages with interest more than 180 days past due. During 2002, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                           YEAR ENDED DECEMBER 31,
                                            2002            2001
                                         --------------------------
                                                (IN THOUSANDS)
Income:
   Bonds                                 $  25,093        $  24,130
   Preferred stocks                            668              796
   Mortgage loans                              106              118
   Policy loans                              2,657            2,493
   Cash and short-term investments           2,045            3,321
   Other                                       272              283
                                         --------------------------
Total investment income                     30,841           31,141

Investment expenses                           (927)            (684)
                                         --------------------------
Net investment income                    $  29,914        $  30,457
                                         ==========================

There had been no due and accrued investment income excluded from surplus.

Realized capital gains and losses are reported net of federal income tax and amounts transferred to the IMR are as follows:

                                          YEAR ENDED DECEMBER 31,
                                            2002           2001
                                         ------------------------
                                              (IN THOUSANDS)
   Net realized capital losses           $  (3,248)       $  (612)
   Less amount transferred to IMR            1,703           (772)
                                         ------------------------
   Net realized capital gains (losses)   $  (4,951)       $   160
                                         ========================

Realized capital losses include $4.9 million in 2002 and none in 2001 related to securities that have experienced an other-than-temporary decline in value.

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                             DECEMBER 31, 2002                    DECEMBER 31, 2001
                                       ------------------------------      -------------------------------
                                          CARRYING          FAIR             CARRYING            FAIR
                                           AMOUNT           VALUE             AMOUNT             VALUE
                                       ------------------------------      -------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                               $     395,440    $     394,671      $     366,495     $     360,463
   Preferred stocks                            7,630            7,888              9,740             8,354
   Mortgage loans                              1,243            1,243              1,342             1,342
   Policy loans                               34,691           34,691             32,636            32,636
   Cash and short-term investments            47,618           47,618             69,340            69,340
  Separate account assets                  1,535,215        1,535,215          1,061,620         1,061,620

Liabilities:
   Life and annuity reserves for
     investment-type contracts         $     346,771    $     354,402      $     376,686     $     376,820
   Separate accounts annuity

     reserves                              1,456,579        1,462,415          1,025,984         1,025,011


F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                      2002             2001
                                                                   ---------------------------
                                                                           (IN THOUSANDS)
Direct premiums and amounts assessed against policyholders         $  520,223       $  337,828
Reinsurance assumed                                                     8,608            8,565
Reinsurance ceded                                                        (900)            (925)
                                                                   ---------------------------
Net premiums, annuity considerations and deposit-type funds        $  527,931       $  345,468
                                                                   ===========================

In 2002 and 2001, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2002 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2002 if all reinsurance ceded agreements were cancelled is $1,291,587.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2002, the Company has an operating loss carryforwards of $28,646,431 that will expire in years 2021 through 2023.

The components of the carryover for the Company are as follows:

                                   CARRYOVER        EXPIRATION DATES
                                  ------------      ----------------
Capital loss carryover            $  5,953,755         2004 - 2007

The components of the net deferred tax asset/(liability) at December 31, 2002 are as follows (in thousands):

Gross deferred tax assets                                        $  28,953
Gross deferred tax liabilities                                       6,604
Deferred tax assets non-admitted                                    15,885
Increase (decrease) in deferred tax assets non-admitted             15,885

Current income taxes incurred consists of the following major components:

                                                      YEAR ENDED DECEMBER 31,
                                                      2002              2001
                                                   -----------------------------
                                                           (IN THOUSANDS)
Current year income tax (benefit)                  $      (6,507)        $     -
Prior year over-accrual of tax reserves                     (526)              -
                                                   -----------------------------
Federal income tax (benefit) incurred                     (7,033)              -

Deferred adjustments to NOL carryover                      7,033               -
                                                   -----------------------------
Current federal income tax incurred                $           -         $     -
                                                   =============================

The main components of the 2002 deferred tax amounts are as follows (in thousands):


Gross Deferred Tax Assets ("DTAs"):
Reserves                                            $          39
Bonds/Stocks                                               13,844
DAC                                                         3,825
Capital loss carryover                                        852
Section 197 intangible                                        367
Net operating loss carryover                               10,026
                                                    -------------
Total Deferred Tax Assets                           $      28,953
                                                    =============
Deferred Tax Assets non-admitted                    $      15,885
                                                    =============
Gross Deferred Tax Liabilities ("DTLs"):
Stocks /bonds deferred future gains                 $       6,604
                                                    -------------
Total Deferred Tax Liabilities                      $       6,604
                                                    =============

Changes in DTAs and DTLs for the year ended December 31, 2002 are as follows:

                                2002             2001          CHANGE
                             ------------------------------------------
DTAs                         $  28,953         $     -        $  28,953
                             ==========================================
DTAs non-admitted            $  15,885         $     -        $  15,885
                             ==========================================
DTLs                         $   6,604         $     -        $   6,604
                             ==========================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                          YEAR END DECEMBER 31,
                                                                          2002             2001
                                                                       --------------------------
                                                                              (IN THOUSANDS)
Federal income tax expense (benefit) computed at statutory rate        $  (8,171)       $   1,488
Amortization of value of insurance in force                                 (490)            (490)
Adjustment to statutory reserves for tax purposes                          4,224              953
Tax on separate account income                                            (5,663)          (4,279)
Book capital losses in excess of tax                                       2,461                -
Bond discount accrual                                                       (552)            (650)
Deferred acquisition costs recorded for tax purposes                       1,295              575
Amortization of interest maintenance reserve                                  67              (34)
Other                                                                       (204)            (462)
                                                                       --------------------------
Federal income tax benefit                                                (7,033)          (2,899)

Deferred adjustments to NOL carryover                                      7,033                -
                                                                       --------------------------
Current federal income tax                                             $       -        $  (2,899)
                                                                       ==========================

The Company made no tax payments during 2002 or 2001.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2002, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                          AMOUNT
                                      --------------
                                      (IN THOUSANDS)
Unrealized gains and losses             $       (2)
Non-admitted asset values                  (25,175)
Separate account businesses                (24,558)
Asset valuation reserves                   (17,564)
Provision for reinsurance                        -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

During 2002, the Company received $55.3 million in capital contributions from Integrity. The capital contributions were in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company received no capital contributions during 2001. The Company paid no dividends during 2002 or 2001.

W&S performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2002 and 2001, the Company paid $9.9 million and $8.5 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2002, the Company had amounts of $4.3 million and $0.1 million due to Integrity and W&S, respectively. At December 31, 2001, the Company had amounts due to

Integrity of $2.4 million. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2002.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2002 and 2001, the Company accrued an estimated liability of $0.4 million and $0.3 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2002, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       AMOUNT          PERCENT
                                                                   ----------------------------
                                                                   (IN THOUSANDS)
Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                                    $   1,091,001          60.5%
   At book value less surrender charge of 5% or more                      74,914           4.2%
   At market value                                                       367,578          20.4%
                                                                   ----------------------------
Total with adjustment or at market value                               1,533,493          85.1%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                     198,394          11.0%
Not subject to discretionary withdrawal                                   70,865           3.9%
                                                                   ----------------------------
Total annuity reserves and deposit fund liabilities (before            1,802,752         100.0%
  reinsurance)                                                                       =========
Less reinsurance ceded                                                         -
                                                                   -------------
Net annuity reserves and deposit fund liabilities                  $   1,802,752
                                                                   =============

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2002 is as follows:

                                                       SEPARATE ACCOUNTS WITH
                                                             GUARANTEES
                                                    ----------------------------
                                                    NONINDEXED        NONINDEXED
                                                    GUARANTEED        GUARANTEED       NONGUARANTEED
                                                    LESS THAN /       MORE THAN           SEPARATE
                                                    EQUAL TO 4%           4%              ACCOUNTS               TOTAL
                                                    ----------------------------------------------------------------------
                                                                               (IN THOUSANDS)
Premiums, deposits and other considerations         $   58,576        $  351,963         $   32,467          $     443,006
                                                    ======================================================================
Reserves for separate accounts with assets
  at fair value                                     $  140,099        $  950,902         $  367,578          $   1,458,579
                                                    ======================================================================
Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
      adjustment):
        With market value adjustment                $  140,099        $  950,902         $        -          $   1,091,001
        At market value                                                                     367,578                367,578
                                                    ----------------------------------------------------------------------
    Total with adjustment or at market value           140,099           950,902            367,578              1,458,579
                                                    ----------------------------------------------------------------------
Total separate accounts reserves                    $  140,099        $  950,902         $  367,578          $   1,458,579
                                                    ======================================================================

Amounts transferred to and from the separate accounts as reported in the Summary of Operations of the Separate Accounts for the year ended December 31, 2002 are as follows:

                                              SEPARATE ACCOUNTS WITH
                                                    GUARANTEES
                                          -------------------------------
                                           NONINDEXED         NONINDEXED
                                           GUARANTEED         GUARANTEED       NONGUARANTEED
                                           LESS THAN /        MORE THAN          SEPARATE
                                           EQUAL TO 4%            4%             ACCOUNTS             TOTAL
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
Transfers to Separate Accounts             $      58,576    $     352,000     $      32,572      $     443,148
Transfers from Separate Accounts                 (64,460)          22,509            58,942             16,991
                                           -------------------------------------------------------------------
Net transfers to (from) Separate           $     123,036    $     322,491     $     (26,370)     $     419,157
  Accounts                                 ===================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2002 is presented below:

                                                                                       2002
                                                                                 --------------
                                                                                 (IN THOUSANDS)
Transfers as reported in the Summary of Operations of the Separate Accounts
   Statement:
     Transfers to separate accounts                                              $     443,148
     Transfers from separate accounts                                                  (16,991)
                                                                                 -------------
Net transfers to separate accounts                                                     426,157
Reconciling adjustments:
   Policy deductions and other expenses reported as other revenues                          77
   Other changes in surplus in separate account statement                              (16,898)
                                                                                 -------------
                                                                                 $     409,336
Transfers as reported in the Summary of Operations
                                                                                 =============

M. OTHER ITEMS

SUBSEQUENT EVENTS (UNAUDITED)

On March 27, 2003, the Company received a $25.0 million capital contribution from Integrity.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS INCLUDED IN PART A:

          Part 1 - Financial Information

          FINANCIAL STATEMENTS INCLUDED IN PART B:

          SEPARATE ACCOUNT II:


          Report of Independent Auditors
          Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001
          Notes to Financial Statements


          NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

          Report of Independent Auditors

          Balance Sheets (Statutory Basis) as of December 31, 2002 and 2001 Statements of Income (Statutory Basis) for the Years Ended
                  December 31, 2002 and 2001
          Statements of Changes in Capital and Surplus (Statutory Basis) for
                  the Years Ended December 31, 2002 and 2001
          Statements of Cash Flows (Statutory Basis) for the Years Ended
                  December 31, 2002 and 2001

          Notes to Financial Statements (Statutory Basis)

(b)       EXHIBITS:

          The following exhibits are filed herewith:

          1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) and Certification of Chief Executive Officer authorizing the establishment of the Separate Account II, the Registrant. Incorporated by reference from Registrant's registration statement filed on August 20, 1992.

          2.      Not applicable.

          3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. (IFS) and Paine Webber Incorporated, incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed October 23, 1992.

          3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

          4.(a) Form of trust agreement. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

          4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

          4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

          4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's registration statement filed on October 23, 1992.

          5. Form of application. Incorporated by reference from post-effective amendment no.1 to Registrant's Form S-1 registration statement (File No. 33-51122).

          6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119).

          6.(b) By-Laws of National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-33119).

          7.(a) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 28, 1995.

          7.(b) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

          8.(a) Form of Participation Agreement among Integrity Series Fund, Inc., National Integrity and IFS incorporated by reference to Registrant's registration statement on Form N-4 filed
                  August 20, 1992.

          8.(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

          8.(c) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

          8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658), filed on May 1, 1996.

          8.(e) Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658) filed on May 6, 1998.

          8.(f) Form of Participation Agreement Among BT Insurance Funds Trust, Bankers Trust Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

          8.(g) Form of Participation Agreement Between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

          8.(h) Form of Participation Agreement Between JPM Series Trust II and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

          8.(i) Form of Participation Agreement Between Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on

                  April 26, 1999.

          8.(j) Form of Participation Agreement Between Select Ten Plus, LLC, National Integrity and Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

          8.(k) Form of Participation Agreement (Service Shares) between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

          8.(l) Form of Distribution and Shareholder Services Agreement (Service Shares) between Janus Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

          8.(m) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.


          8.(n) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity life Insurance Company incorporated by reference to Registrant's registration statement on From N-4 (File No. 33-51126) filed December 30, 2002.


          9.      Opinion and Consent of G. Stephen Wastek.

          10.     Consents of Ernst & Young LLP.

          11.     Not applicable.

          12.     Not applicable.

          13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

          14.     Not applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett                                         Vice Chairman of the Board and Director
400 Broadway, Cincinnati, Ohio 45202

Dennis L. Carr                                          Director, Executive Vice President and Chief Actuary
515 W. Market, Louisville, Kentucky 40202

Daniel J. Downing                                       Director
15 Matthews Street, Goshen, New York 10924

Eric C. Fast                                            Director
100 First Stamford Place, Stamford, CT 06092

Dale Patrick Hennie                                     Director
990 Hickoryview Drive, Cincinnati, Ohio 45233

John R. Lindholm                                        Director, President & CEO
515 W. Market, Louisville, Kentucky 40202

Cameron F. MacRae                                       Director
125 W. 55th Street, New York, NY 10019

Newton Phelps Stokes Merrill                            Director
262 Central Park West, New York, New York 10024

Robert L. Walker                                        Director
400 Broadway, Cincinnati, Ohio 45202

William J. Williams                                     Chairman of the Board and Director
400 Broadway, Cincinnati, Ohio 45202

Donald J. Wuebbling                                     Director
400 Broadway, Cincinnati, Ohio 45202

Edward J. Babbitt                                       Director & Secretary
400 Broadway, Cincinnati, Ohio 45202

George R. Bunn Jr.                                      Director
400 Broadway, Cincinnati, Ohio 45202

OFFICERS:

John R. Lindholm*                                       Director, President & CEO

Dennis L. Carr*                                         Director, Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street
Stamford, CT  06902

Don W. Cummings*                                        Senior Vice President & Chief Financial Officer

William F. Ledwin                                       Senior Vice President & Chief Investment Officer
400 Broadway, Cincinnati, Ohio 45202

William H. Guth*                                        Senior Vice President

Edward J. Haines*                                       Senior Vice President

Kevin L. Howard*                                        Senior Vice President

Kenneth A. Palmer*                                      Senior Vice President

Jill R. Keinsley*                                       Senior Vice President

Maris Lambergs                                          Senior Vice President, National Sales Manager
333 Ludlow Street
Stamford, CT  06902

James J. Vance                                          Vice President & Treasurer
400 Broadway, Cincinnati, Ohio 45202

Joseph F. Vap*                                          Director, Financial Operations


*  Principal Business Address: 515 West Market Street, Louisville, KY 40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

                    IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                         development, marketing and support of software systems.

                    IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by
                         IFS, 1% owned by William F. Ledwin; general insurance agency.

                    Touchstone Securities, Inc.; Nebraska corporation; 100%
                         owned by IFS; securities broker-dealer.

                    Touchstone Advisors, Inc.; Ohio corporation; 100% owned by
                         IFS; registered investment adviser.

                    IFS Agency Services, Inc.; Pennsylvania corporation; 100%
                         owned by IFS; general insurance agency.

                    IFS Agency, Inc.; Texas corporation; 100% owned by an
                         individual; general insurance agency.

                    IFS General Agency, Inc.; Pennsylvania corporation; 100%
                         owned by William F. Ledwin; general insurance agency.

                    Fort Washington Brokerage Services, Inc.; Ohio corporation;
                         100% owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

                    IFS Fund Distributors, Inc.; Ohio corporation; 100% owned
                         by IFS Financial Services, Inc.; registered broker dealer

                    Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Financial Services, Inc.; registered transfer agent

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

                    National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment

               Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2003 there were 4,330 contract owners of Separate Account II of National Integrity.


ITEM 28.  INDEMNIFICATION

BY-LAWS OF NATIONAL INTEGRITY. National Integrity's By-Laws provide, in Article VII, as follows:

          7.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

          (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

          (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of National Integrity, Separate Accounts I, II and VUL of Integrity, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
 James N. Clark(1)                         Director

 Jill T. McGruder(3)                       Director, Chief Executive Officer and President

 Edward S. Heenan(1)                       Director and Controller

 William F. Ledwin(1)                      Director

 Donald J. Wuebbling(1)                    Director

 OFFICERS:

 Jill T McGruder(3)                        President and CEO

 Richard K. Taulbee(1)                     Vice President

 Robert F. Morand(1)                       Secretary

 Patricia Wilson(3)                        Chief Compliance Officer

 Edward S. Heenan(1)                       Controller

 James J. Vance(1)                         Vice President and Treasurer

 Robert F. Morand(1)                       Secretary

 Terrie A. Wiedenheft(3)                   Chief Financial Officer

 Don W. Cummings(2)                        Vice President

 Elaine M. Reuss(1)                        Assistant Treasurer

 Jospeh Vap(2)                             Assistant Treasurer

 David L. Anders(2)                        Assistant Vice President

 Laurel S. Durham(2)                       Assistant Vice President

 Lisa C. Heffley(2)                        Assistant Vice President

 Patricia L. Tackett(2)                    Assistant Vice President

 Mark Murphy(2)                            Assistant Vice President

 (1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

 (2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202

 (3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

 (c)      Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 28th day of April, 2003.


                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                               -----------------------------
                                    John R. Lindholm

                                    President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                               -----------------------------
                                    John R. Lindholm

                                    President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on the date indicated.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                          By: /s/ John R. Lindholm
                              ----------------------------
                                  John R. Lindholm

                                  President & CEO


As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              ----------------------------

                              John R. Lindholm, President & CEO
                              Date:  4/28/03


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              ----------------------------
                              Don W. Cummings, Chief Financial Officer

                              Date: 4/28/03


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              ----------------------------
                              Joseph F. Vap, Director, Financial Operations

                              Date: 4/28/03


DIRECTORS:

/s/ John R. Lindholm                        /s/ John F. Barrett
----------------------------                ----------------------------
John R. Lindholm                            John F. Barrett

Date: 4/28/03                               Date: 4/28/03


                                            /s/ Donald J. Wuebbling
----------------------------                ----------------------------
Eric C. Fast                                Donald J. Wuebbling

Date:                                       Date: 4/28/03


                                            /s/ Robert L. Walker
----------------------------                ----------------------------
Cameron F. MacRae                           Robert L. Walker

Date:                                       Date: 4/28/03


/s/ Dennis L. Carr                          /s/ Daniel J. Downing
----------------------------                ----------------------------
Dennis L. Carr                              Daniel J. Downing

Date:  4/28/03                              Date: 4/28/03


/s/ William J. Williams
----------------------------                ----------------------------
William J. Williams                         Newton Phelps Stokes Merrill

Date: 4/28/03                               Date:


----------------------------
Dale Patrick Hennie
Date:

                                 EXHIBIT INDEX

          EXHIBIT NUMBER




          9.        Opinion and Consent of G. Stephen Wastek

          10.       Auditors Consent